AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2011
                                                      REGISTRATION NO. 033-02460
                                                               AND NO. 811-04819

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 32 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 44 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2011 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National                                    MAXIFLEX INDIVIDUAL

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT C

                                                          MAY 1, 2011 PROSPECTUS

                               Maxiflex Individual
           Individual Flexible Premium Deferred Fixed/Variable Annuity
             Issued by: JEFFESON NATIONAL LIFE ANNUITY ACCOUNT C AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Jefferson National Life Insurance Company ("Jefferson National" or "Company" "we", "us", "our"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale. The Contracts are designed for use in retirement planning.

   The Contract has a variety of investment options: a Fixed Account and several subaccounts, each of which invests in one of the Investment Portfolios listed in Appendix A. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2011. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
  o  Address for correspondence sent via courier or overnight mail:
     9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  The Contracts:

   o are not bank deposits
   o are not federally insured
   o are not endorsed by any bank or government agency
   o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents                                                           Page

Definitions of Special Terms..................................................4
Highlights....................................................................5
Fee Table.....................................................................6
Examples of Fees and Expenses.................................................7
Condensed Financial Information...............................................7
Jefferson National............................................................8
Contract Owner Inquiries......................................................8
Financial Statements..........................................................8
The Variable Account..........................................................8
Variable Account Investment Options...........................................8
     Administrative, Marketing and Support Services Fees......................9
     Voting Rights............................................................9
Fixed Account.................................................................9
The Contracts.................................................................9
Accumulation Provisions.......................................................10
     Purchase Payments........................................................10
     Allocation of Purchase Payments..........................................10
     Accumulation Units.......................................................10
     Accumulation Unit Values.................................................10
Transfers.....................................................................10
     Early Cut-Off Times......................................................10
     How You Can Make Transfers...............................................10
     Excessive Trading Limits.................................................11
     Dollar Cost Averaging Program............................................12
     Rebalancing Program......................................................12
     Advisory Fee Withdrawals.................................................12
     Interest Sweep Program...................................................13
     Withdrawals..............................................................13
     Suspension of Payments...................................................13
Restrictions Under Optional Retirement Programs...............................13
Restrictions Under Section 403(b) Plans.......................................13
Systematic Withdrawal Program.................................................13
Loans.........................................................................13
Charges and Deductions........................................................14
     Withdrawal Charge........................................................14
     Withdrawal Charge Waivers................................................14
     Administrative Fee (Annual Contract Fee).................................15
     Mortality and Expense Risk Charge........................................15
     Premium Taxes............................................................15
     Investment Portfolio Expenses............................................15
     Reduction or Elimination of Contract Charges.............................15
     Other Charges............................................................15
Death Benefits................................................................16
The Annuity Period - Settlement Provisions....................................16
     Electing the Annuity Period and Form of Annuity..........................16
     Annuity Options..........................................................16
     Transfers During the Annuity Period......................................17
     Death Benefit During the Annuity Period..................................17
     Other Contract Provisions................................................18
Taxes.........................................................................18
     Annuity Contracts in General.............................................18
     Tax Status of the Contracts..............................................18

     Taxation of Non-Qualified Contracts......................................18
     Taxation of Qualified Contracts..........................................20
     Possible Tax Law Changes.................................................20
General Matters...............................................................20
     Distribution of Contracts................................................20
     Legal Proceedings........................................................21
     Independent Registered Public Accounting Firm............................21
Appendix A--More Information About the Investment Portfolios..................22
Appendix B--Condensed Financial Information...................................27
Appendix C--Deductions for Taxes - Qualified and Nonqualified Contracts.......48
Privacy Policy................................................................49
Table of Contents of the Statement of Additional Information..................50

Definitions of Special Terms

  ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

  ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract value during the Accumulation Period.

  ANNUITANT: The natural person(s) upon whose life (lives) Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

  ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

  ANNUITY PAYMENTS: A series of periodic payments we make under an annuity option.

  ANNUITY PERIOD: The period during which we make Annuity Payments.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

  CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

  CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

  CODE: Internal Revenue Code of 1986, as amended.

  FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

  INDIVIDUAL CONTRACT: The record we establish to represent your interest in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

  INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission, or other adviser selected by You to provide you asset allocation and investment advisory services.

  INVESTMENT OPTIONS: The investment choices available to Contract Owners.

  INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each subaccount has its own investment objective and is invested in the underlying Investment Portfolio.

  PLAN: A voluntary program for an employer that qualifies for special tax treatment.

  PURCHASE PAYMENTS: The payments made to Jefferson National under the terms of the Contract.

  REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

  VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

  VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

  WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain certain information about your Contract and request certain transactions through the Website.

  WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

  The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. The Contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contracts are intended to be used to accumulate money for retirement. The Contracts provide for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The single Purchase Payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale.

  All deferred annuity contracts, like the Contracts, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances.

  If you are considering purchasing a Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contracts are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

  These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

  RETIREMENT PLANS: The Contracts may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

  DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

  LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

  ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. We deem this period as ending 15 days after we mail a contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

  TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

  INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

                                                  Flexible Purchase Payment Contract           Single Purchase Payment Contract
Withdrawal Charge (as a percentage of amount
redeemed)(1)...............................                       8%                                          7%
Transfer Fee...............................                      None                                        None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                  Flexible Purchase Payment Contract           Single Purchase Payment Contract
Annual Contract Fee(2).....................           $20 per contract per year                   $25 per contract per year
Annual Expenses of Variable Account
(as a percentage of average account value)
Mortality and Expense Fees(3)..............                     1.00%                                       1.00%
Other Expenses.............................                      None                                        None
Total Annual Expenses of Variable Account..                     1.00%                                       1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                   Minimum         Maximum

Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment       Gross: 0.27%   Gross: 5.31%
Portfolio assets, including management fees,       Net: 0.27%     Net: 3.38%
distribution and/or service (12b-1) fees,
and other expenses)(4)........................

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total Contract Value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).
(2) We reserve the right to reduce or waive the fee.
(3) Jefferson National has guaranteed the total of the investment management fees charged against JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this guarantee.
(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2012. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, Contract fees, Annual Expenses of the Variable Account, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                                        Flexible Purchase Payment Contract

Assuming Maximum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $1258.00     $2297.15    $3376.51   $5998.48

Assuming Minimum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $947.00       $990.17    $1141.18   $1726.91

                                        Single Purchase Payment Contract

Assuming Maximum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $1163.00     $2220.95    $3307.44   $6032.22

Assuming Minimum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $852.00       $916.65    $1079.17   $1781.52

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

                                        Flexible Purchase Payment Contract

Assuming Maximum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $1258.00     $2297.15    $3014.30   $5998.48

Assuming Minimum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $947.00       $990.17    $788.76    $1726.91

                                        Single Purchase Payment Contract

Assuming Maximum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $1163.00     $2220.95    $3035.72   $6032.22

Assuming Minimum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $852.00       $916.65    $814.77    $1781.52

(3) If you do not surrender your Contract:

                                        Flexible Purchase Payment Contract

Assuming Maximum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $458.00      $1755.60    $3014.30   $5998.48

Assuming Minimum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $147.00       $456.75    $788.76    $1726.91

                                        Single Purchase Payment Contract

Assuming Maximum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $463.00      $1769.58    $3035.72   $6032.22

Assuming Minimum Investment         1 year       3 years    5 years    10 years
Portfolio Operating Expenses.....  $152.00       $472.05    $814.77    $1781.52

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

Jefferson National

  Jefferson National Life Insurance was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Contract Owner Inquiries

  You should direct any inquiries you have regarding your Individual Contract, or any related matter to the Company's Website, or to the address and telephone number shown in the front of this prospectus.

Financial Statements

  The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

  The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

  Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

  The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios. Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

  (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

  (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

  (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

  (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

  (e) to change the way Jefferson National assesses charges, so long as the charges are not increased beyond the maximum charges guaranteed by the Contract.

  New or substitute Investment Portfolios may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

  The Contract currently offers several Variable Account Investment Options (subaccounts), each of which invests in an Investment Portfolio listed at the beginning of this Prospectus. Appendix A contains information about the Investment Options. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those subaccounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

  You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of an Investment Portfolio prospectus visit Our Website, or call Jefferson National at: (866) 667-0561.

  The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Portfolios will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment

Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

    Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Voting Rights

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

  During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5% or the minimum rate prescribed by applicable state law. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Variable Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

  If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan. Loan provisions are described in detail in your Contract.

  See your Contract for more information on the Fixed Account.

The Contracts

  The Contracts, like all deferred annuity contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

  The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

  There are two types of Contracts described in this prospectus:

  (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

  (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

Accumulation Provisions

Purchase Payments

  The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

  You can make Purchase Payments to Jefferson National at its Administrative Office. Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

  You may elect to have Purchase Payments accumulate:

  (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

  (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

  (c) a combination of both.

  Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

  We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

  Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

  1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

  2. subtracting the daily amount of the mortality and expense risk fee.

  The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

  We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

  During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. Limits on transfers to the Fixed Account may apply. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone.

Early Cut Off Times

Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

How You Can Make Transfers

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner We will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

   SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

   You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

   Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

  We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

  We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine. Under certain circumstances, your statement may serve as the confirmation for transactions you made during the quarter covered by the statement.

  Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

  The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract. We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

  SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

  The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

  As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  FREQUENT TRADING. We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix A), the Direxion Dynamic VP HY Bond Fund and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A.

  If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

  With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

  You will be notified if you (or your agent's) Website transfer request is restricted or denied.

Dollar Cost Averaging Program

  Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. Jefferson National reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

  Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur monthly, quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

  Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

  The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the Contract Value as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable Withdrawal Charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such Annuity Payments terminates.

  For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

  If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, tax penalties and certain restrictions.

Suspension of Payments

  We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

  (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  (2) trading on the New York Stock Exchange is restricted;

  (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

  (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

  If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

  If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law;

   (2) retirement; or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

  If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

  (1) when you attain age 59 1/2,

  (2) when you separate from service,

  (3) when you die,

  (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

  (5) in the case of hardship, or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

  Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

  o salary reduction contributions made after December 31, 1988;

  o income attributable to such contributions; and

  o income attributable to amounts held as of December 31, 1988.

  The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Systematic Withdrawal Program

  The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

  Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

  The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

  If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge each year beginning with the second Contract year, subject to any applicable limitations. If you own a flexible Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge, (excluding advisory fees) but you may not make more than one free withdrawal in any calendar year. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a Withdrawal Charge.

  Jefferson National will calculate the deduction for Withdrawal Charges on the amount withdrawn in excess of the 10% free withdrawal when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of Contract Value. For the second or subsequent withdrawals in a Contract year, we will calculate the Withdrawal Charge on the total amount of each withdrawal.

  We do not deduct Withdrawal Charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable Withdrawal Charge if the number of years under an annuity option for a guaranteed period selected is less than five.

  The Withdrawal Charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Contract Value. The Withdrawal Charges are:

CONTRACT         FLEXIBLE PURCHASE         SINGLE PURCHASE
YEAR             PAYMENT CONTRACT         PAYMENT CONTRACT
1                       8%                       7%
2                       7%                       6%
3                       6%                       5%
4                       5%                       4%
5                       4%                       3%
6                       3%                       0%
7                       2%                       0%
8                       1%                       0%
Thereafter              0%                       0%

Examples

(1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Contract during the third Contract year:

  VALUE OF
  CONTRACT
     OR
 INDIVIDUAL
   ACCOUNT      SINGLE
   (AMOUNT     PREMIUM    WITHDRAWAL   ADMINISTRATIVE    REDEMPTION
  REDEEMED)    PAYMENT      CHARGE     FEE DEDUCTION*      PAYMENT
   $11,800     $10,000    $531 (5% x         $25          $11,244
                           $10,620)

* Applicable to full withdrawals only.

(2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Contract during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

    AMOUNT        AMOUNT       WITHDRAWAL        REDEMPTION
   REQUESTED     REDEEMED        CHARGE           PAYMENT
   $1,000.00     $1,052.63     $52.63 (5%)       $1,000.00

  In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the Withdrawal Charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The Individual Contract value will be reduced by this amount.

  If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Withdrawal Charge Waivers

  WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

  o your Contract has been in force for at least 1 year;

  o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

  o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

  o your employment was involuntarily terminated by your employer; and

  o you certify to us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

  WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

  o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

  o confinement begins after the first Contract year;

  o confinement is prescribed by a qualified physician and is medically necessary;

  o request for this benefit is made during confinement or within 60 days after confinement ends; and

  o we receive proof of confinement.

  This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

  This benefit may not be available in your state.

  WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

  o To qualify, the diagnosis and notice must occur after the first Contract year ends.

  o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

  o This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

  This benefit may not be available in your state.

  With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

Administrative Fee (Annual Contract Fee)

  During the Accumulation Period, Jefferson National deducts an annual contract fee on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Jefferson National may also assess this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

  Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account on a pro rata basis. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.

Mortality and Expense Risk Charge

  Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

  Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

  Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Investment Portfolio Expenses

  There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Reduction or Elimination of Contract Charges

  In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract and/or the average contribution. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

  Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

  Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

Death Benefits

  In the event the Owner, a Joint Owner or the Annuitant (depending on your Contract) dies before Annuity Payments commence, Jefferson National will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract (the "Death Benefit Amount"). We will determine the Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

  Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's (or Annuitant's depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies, unless your Contract states the Death Benefit is payable upon death of the Annuitant.

  In the case of a qualified Contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

  If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

  In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract. The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

The Annuity Period--Settlement Provisions

Electing the Annuity Period and Form of Annuity

  You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Jefferson National. If you do not make such election, we will make payments under a lifetime annuity with 120 monthly payments certain. The value of your Individual Contract will be based upon the value in the subaccounts of the Variable Account to provide variable Annuity Payments.

  Unless otherwise required by law, the annuity date for the Contract may be the first day of any month between the Annuitant's 50th and 75th birthdays.

  You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

  You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

  See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

  You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

  FIRST OPTION--INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

  SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

  THIRD OPTION--JOINT AND SURVIVOR INCOME FOR LIFE.Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

  Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

  FOURTH OPTION--INCOME FOR A PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

  To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

  (1) be paid in one sum, or

  (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 3) described above, provided that the value is at least $5,000.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

  FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years.

  The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Contract value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

  If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

  SIXTH OPTION--DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

  Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

  The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

  You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

  Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

  If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Other Contract Provisions

  TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract value, or the Purchase Payments you have made if required by state law.

  OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

  A Qualified Contract may not be assigned. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

  Assigning a Contract or changing the ownership of a Contract may be a taxable event.

Taxes

   NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

  Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

   Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year.

There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

   Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

   In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

   The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

   Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

   At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

   Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

   The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

  Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or financial advisors for other services not directly related to the sale of contracts.

Legal Proceedings

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Independent Registered Public Accounting Firm

   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period then ended December 31, 2010, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2010 and for each of the two years in the period then ended December 31, 2010 appearing in this Statement of Additional Information have been audited by BDO USA LLP, Independent
Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                         Appendix A: Investment Options

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Early Cut  Hold
                           Fund Name                                          Objective                         Off *      Period **
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Alger Portfolios
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Alger Capital Appreciation (Class I-2)                Long term capital appreciation.                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Alger Large Cap Growth (Class I-2)                    Long term capital appreciation.                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Alger Mid Cap Growth (Class I-2)                      Long term capital appreciation.                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
AllianceBernstein VPS Growth and Income (Class A)     Long term growth of capital.                                               90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century Variable Portfolios
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Balanced (Class I)                Long-term capital growth & current income.                                 30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Income & Growth (Class I)         Capital appreciation. Income is secondary.                                 30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Inflation Protection (Class II)   Long-term total return to protect against U.S. inflation.                  30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP International (Class I)           Capital growth.                                                            30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Large Company Value (Class I)     Long-term capital growth. Income is a secondary                            30
                                                      objective.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Ultra (Class I)                   Long-term capital growth.                                                  30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Value (Class I)                   Long-term capital growth over time. Income is                              30
                                                      secondary.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
American Century VP Vista (Class I)                   Long-term capital growth.                                                  30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
The Columbia Funds Variable Series Trust II
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Columbia VP - Seligman Global Technology (Class II)   Long-term capital appreciation.                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
The Direxion Insurance Trust
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Direxion Dynamic VP HY Bond                           Maximize total return (income plus capital appreciation).  2:00 PM
----------------------------------------------------- --------------------------------------------------------- ---------- --------
The Dreyfus Variable Investment Fund
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Dreyfus VIF International Value (Initial)             Long-term capital growth.                                                  60
----------------------------------------------------- --------------------------------------------------------- ---------- --------
The Dreyfus Investment Portfolios
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Dreyfus Small Cap Stock Index (Service)               To match the performance of the S&P Small Cap 600                          60
                                                      Index.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Dreyfus Socially Responsible Growth (Initial)         Capital growth with current income as a secondary goal.                    60
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Dreyfus Stock Index (Initial)                         To match the performance of the S&P 500 Index.                             60
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Federated Insurance Series
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Federated Capital Income                              High current income and moderate capital appreciation.                     30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Federated High Income Bond (Primary)                  High current income.                                                       30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Federated Kaufmann (Service)                          Capital appreciation.                                                      30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
INVESCO Variable Insurance Funds
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Basic Value (Series II)                  Long-term growth of capital.                                                7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Core Equity (Series I)                   Capital growth.                                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Dividend Growth (Series I)               Reasonable current income and long-term growth of                           7
                                                      income and capital.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Global Health Care (Series I)            Capital growth.                                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Global Real Estate (Series I)            High total return.                                                          7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. High Yield (Series I)                    High level of current income.                                              60
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Mid Cap Core Equity (Series II)          Long-term growth of capital.                                                7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Invesco V.I. Technology (Series I)                    Capital growth and income.                                                  7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Series
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Balanced (Institutional)                  Long-term capital growth.                                                  90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Enterprise (Institutional)                Long-term growth of capital.                                               90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Forty (Institutional)                     Long-term growth of capital.                                               90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Janus Fund (Institutional)                Long-term growth of capital.                                               90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Overseas (Institutional)                  Long-term growth of capital.                                               90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Perkins Mid Cap Value (Institutional)     Capital appreciation.                                                      90
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Janus Aspen Worldwide (Institutional)                 Long-term growth of capital.                                               90
----------------------------------------------------- --------------------------------------------------------- ---------- --------

                         Appendix A: Investment Options

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Early Cut  Hold
                           Fund Name                                          Objective                         Off *      Period **
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lazard Retirement Series, Inc.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lazard Retirement Emerging Markets Equity (Service)   Long-term capital appreciation.                                            30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lazard Retirement International Equity (Service)      Long-term capital appreciation.                                            30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lazard Retirement U.S. Small-Mid Cap Equity           Long-term capital appreciation.                                            30
(Service)
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lazard Retirement U.S. Strategic Equity (Service)     Long-term capital appreciation.                                            30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason ClearBridge Fundamental All Cap Value      Long-term capital growth with current income a                             30
(Class I)                                             secondary consideration.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason ClearBridge Var Aggressive Growth          Capital appreciation.                                                      30
(Class I)
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason ClearBridge Var Equity Income Builder      High level of current income, with long-term capital                       30
(Class I)                                             appreciation as its secondary objective.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason ClearBridge Var Large Cap Growth (Class I) Long-term growth of capital.                                               30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason Western Asset Var Global HighYield Bond    To maximize total return, consistent with the                              30
(Class I)                                             preservation of capital.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Legg Mason Western Asset Var Strategic Bond (Class I) To maximize total return, consistent with the                              30
                                                      preservation of capital.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lord Abbett Series Fund, Inc.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lord Abbett Capital Structure (Class VC)              Current income and capital appreciation.                                   30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Lord Abbett Growth and Income (Class VC)              Long-term growth of capital and income.                                    30
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman Advisers Management Trust
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman AMT Mid-Cap Growth (I Class)         Growth of capital.                                                          7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman AMT Partners (I Class)               Growth of capital.                                                          7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman AMT Regency (I Class)                Growth of capital.                                                          7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman AMT Short Duration Bond (I Class)    Highest available current income consistent with                            7
                                                      liquidity and low risk to principal; total return is a
                                                      secondary goal.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman AMT Small-Cap Growth (S Class)       Long-term capital appreciation.                                             7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Neuberger Berman AMT Socially Responsive (I Class)    Long-term growth of capital.                                                7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Northern Lights Variable Trust
----------------------------------------------------- --------------------------------------------------------- ---------- --------
JNF Balanced                                          Total return.                                                               7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
JNF Equity                                            Total return.                                                               7
----------------------------------------------------- --------------------------------------------------------- ---------- --------
JNF Money Market                                      High level of current income as is consistent with
                                                      preservation of capital and daily liquidity.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO Variable Insurance Trust
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT All Asset (Administrative Class)            Maximum real return, consistent with preservation of                        7
                                                      real capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT CommodityRealReturn Strategy (Admin. Class) Maximum real return, consistent with prudent                                7
                                                      investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Emerging Markets Bond (Admin. Class)        Maximum total return, consistent with preservation of                       7
                                                      capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Foreign Bond (US Dollar Hedged)             Maximum total return, consistent with preservation of                       7
(Admin. Class)                                        capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Global Bond - Unhedged (Admin. Class)       Maximum total return, consistent with preservation of                       7
                                                      capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT High Yield (Admin. Class)                   Maximum total return, consistent with preservation of                       7
                                                      capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Long-Term U.S. Government (Admin.Class)     Maximum total return, consistent with preservation of                       7
                                                      capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Low Duration (Admin. Class)                 Maximum total return, consistent with preservation of                       7
                                                      capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Real Return (Admin. Class)                  Maximum real return, consistent with preservation of                        7
                                                      real capital and prudent investment management.
----------------------------------------------------- --------------------------------------------------------- ---------- --------
PIMCO VIT Short-Term (Admin. Class)                   Maximum current income, consistent with preservation                        7
                                                      of capital and daily liquidity.
----------------------------------------------------- --------------------------------------------------------- ---------- --------

                         Appendix A: Investment Options

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Early Cut  Hold
                   Fund Name                                             Objective                              Off *      Period **
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
PIMCO VIT Total Return (Admin. Class)          Maximum total return, consistent with preservation of                         7
                                               capital and prudent investment management.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Variable Contracts Trust
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Cullen Value VCT (Class II)            Capital appreciation. Current income is a secondary                                7
                                               objective.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Emerging Markets VCT (Class II)        Long-term growth of capital.                                                       7
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Equity Income VCT (Class II)           Current income and long-term growth of capital.                                    7
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Fund VCT (Class II)                    Reasonable income and capital growth.                                              7
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer High Yield VCT (Class II)              Maximize total return (income plus capital appreciation).                         90
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Mid Cap Value VCT (Class II)           Capital appreciation.                                                              7
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Pioneer Strategic Income VCT (Class II)        A high level of current income.                                                    7
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Royce Capital Fund
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Royce Micro-Cap (Investment Class)             Long-term growth of capital.                                                      30
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Royce Small-Cap (Investment Class)             Long-term growth of capital.                                                      30
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex Variable Trust
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Banking                               Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Basic Materials                       Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Biotechnology                         Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Commodities Strategy                  Long-term capital appreciation.                                  3:35 PM
----------------------------------------------------- --------------------------------------------------------- ---------- --------
Rydex VT Consumer Products                     Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Dow 2x Strategy                       Investment results that match 200% of the performance            3:45 PM
                                               of the Dow Jones Industrial Average (DJIA) Index on a
                                               daily basis.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Electronics                           Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Energy                                Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Energy Services                       Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Europe 1.25x Strategy                 Investment results that correlate to the daily price             3:45 PM
                                               movement of the Dow Jones Stoxx 50 Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Financial Services                    Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Government Long Bond 1.2x Strategy    Investment results that correspond to a benchmark for            3:45 PM
                                               U.S. gov't securities.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Health Care                           Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Internet                              Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Inverse Dow 2x Strategy               Investment returns that inversely correlate to the daily         3:45 PM
                                               performance of the DJIA.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Inverse Government Long Bond Strategy Total returns that inversely correlate to the daily price        3:45 PM
                                               movement of the Long Treasury Bond.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Inverse Mid-Cap Strategy              Investment returns that inversely correlate to the daily         3:45 PM
                                               performance of the S&P MidCap 400 Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Inverse NASDAQ-100 Strategy           Investment returns that inversely correlate to the               3:45 PM
                                               performance of the NASDAQ 100 Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Inverse Russell 2000 Strategy         Investment returns that inversely correlate to the daily         3:45 PM
                                               performance of the Russell 2000 Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Inverse S&P 500 Strategy              Investment returns that inversely correlate to the daily         3:45 PM
                                               performance of the S&P 500 Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Japan 2x Strategy                     Investment results that correlate to the performance of a        3:45 PM
                                               specific benchmark. The Fund's current benchmark is
                                               200% of the fair value of the Nikkei 225 Stock Average
                                               (the "underlying index").
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Leisure                               Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Mid-Cap 1.5x Strategy                 Investment results that correlate to the performance of a        3:45 PM
                                               specific benchmark for mid-cap securities.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------

                         Appendix A: Investment Options

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Early Cut  Hold
                   Fund Name                                             Objective                              Off *      Period **
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT NASDAQ-100 2x Strategy                Investment returns that match 200% of the performance            3:45 PM
                                               of the NASDAQ 100 Index on a daily basis.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT NASDAQ-100 Strategy                   Investment returns that correspond to a benchmark for            3:45 PM
                                               over-the-counter securities.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Nova                                  Investment results that match the performance of a               3:45 PM
                                               specific benchmark on a daily basis.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Precious Metals                       Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Real Estate                           Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Retailing                             Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Russell 2000 1.5x Strategy            Investment results that correlate to the performance of a        3:45 PM
                                               specific benchmark for small-cap securities.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Russell 2000 2x Strategy              Investment results that match the performance of the             3:45 PM
                                               Russell 2000 Index.
---------------------------------------------- --------------------------------------------------------------- ---------- --------
Rydex VT S&P 500 2x Strategy                   Investment results that match 200% of the performance            3:45 PM
                                               of the S&P 500 index on a daily basis.
---------------------------------------------- --------------------------------------------------------------- ---------- --------
Rydex VT S&P 500 Pure Growth                   Investment returns that correlate to the performance of          3:45 PM
                                               the S&P 500/Citigroup Pure Growth Index.
---------------------------------------------- --------------------------------------------------------------- ---------- --------
Rydex VT S&P 500 Pure Value                    Investment returns that correlate to the performance of          3:45 PM
                                               the S&P 500/Citigroup Pure Value Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT S&P MidCap 400 Pure Growth            Investment returns that correlate to the performance of          3:45 PM
                                               the S&P 400/Citigroup Pure Growth Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT S&P MidCap 400 Pure Value             Investment returns that correlate to the performance of          3:45 PM
                                               the S&P 400/Citigroup Pure Value Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT S&P SmallCap 600 Pure Growth          Investment returns that correlate to the performance of          3:45 PM
                                               the S&P SmallCap 600/Citigroup Pure Growth Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT S&P SmallCap 600 Pure Value           Investment returns that correlate to the performance of          3:45 PM
                                               the S&P SmallCap 600/Citigroup Pure Value Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Strengthening Dollar 2x Strategy      To match the performance of a specific benchmark on a            3:45 PM
                                               daily basis. The current benchmark is 200% of the US
                                               Dollar Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Technology                            Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Telecommunications                    Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Transportation                        Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT U.S. Government Money Market          Security of principal, high current income and liquidity.        3:45 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Utilities                             Capital appreciation.                                            3:35 PM
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex VT Weakening Dollar 2X Strategy          To match the performance of a specific benchmark on a            3:45 PM
                                               daily basis. The current benchmark is 200% of the
                                               inverse performance of the US Dollar Index.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT All-Asset Aggressive Strategy     Growth of capital by investing principally in a                                   30
                                               diversified portfolio of underlying funds.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT All-Asset Conservative Strategy   Preservation of capital and secondarily long-term growth                          30
                                               of capital by investing principally in a diversified
                                               portfolio of underlying funds.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT All-Asset Moderate Strategy       Growth of capital and secondarily preservation of capital                         30
                                               by investing principally in a diversified portfolio of
                                               underlying funds.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT CLS AdvisorOne Amerigo            Long-term growth of capital without regard to current
                                               income.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT CLS AdvisorOne Clermont           Current income and growth of capital.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Early Cut  Hold
                   Fund Name                                             Objective                              Off *      Period **
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT Multi-Hedge Strategies            Capital appreciation consistent with the return and risk                          30
                                               characteristics of the hedge fund universe. Secondary
                                               objective is to achieve these returns with low correlation to and less volatility than equity indices.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Rydex|SGI VT U.S. Long Short Momentum          Long term capital appreciation                                                    30
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Third Avenue Variable Series Trust
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Third Avenue Value                             Long-term capital appreciation.                                                   60
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Van Eck VIP Trust
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Van Eck VIP Emerging Markets (Initial)         Long-term capital appreciation. Income is a secondary                             30
                                               consideration.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Van Eck VIP Global Bond (Initial)              High total return-income plus capital appreciation.                               30
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Van Eck VIP Global Hard Assets (Initial        Long-term capital appreciation. Income is a secondary                             30
                                               consideration.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Van Eck VIP Multi-Manager Alternatives         Consistent absolute (positive) returns in various market                          30
(Initial)                                      cycles.
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Wells Fargo Advantage Variable Trust
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Wells Fargo Advantage VT Discovery (Class 2)   Long term capital appreciation.                                                   30
---------------------------------------------- ---------------------------------------------------------------- ---------- --------
Wells Fargo Advantage VT Opportunity (Class 2) Long-term capital appreciation.                                                   30
---------------------------------------------- ---------------------------------------------------------------- ---------- --------

* Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)


** We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV                      $4.252    $2.842    $5.233    $3.958    $3.352    $2.958    $2.762    $2.071    $3.165    $3.802
Ending AUV                         $4.800    $4.252    $2.842    $5.233    $3.958    $3.352    $2.958    $2.762    $2.071    $3.165

Percentage change in AUV           12.89%    49.61%   -45.69%    32.21%    18.08%    13.32%     7.10%    33.37%   -34.57%   -16.75%

Ending number of AUs (000s)           410       440       485       547       504       622       826     1,038     1,322     1,652

LargeCap Growth Portfolio
Beginning AUV                      $1.705    $1.167    $2.189    $1.844    $1.771    $1.597    $1.528    $1.142    $1.722    $1.972
Ending AUV                         $1.914    $1.705    $1.167    $2.189    $1.844    $1.771    $1.597    $1.528    $1.142    $1.722

Percentage change in AUV           12.26%    46.10%   -46.69%    18.71%     4.12%    10.90%     4.52%    33.80%   -33.68%   -12.68%

Ending number of AUs (000s)           593       651       654       691       679       825       954     1,063     1,198     1,753

MidCap Growth Portfolio
Beginning AUV                      $2.207    $1.469    $3.563    $2.736    $2.509    $2.307    $2.062    $1.409    $2.020    $2.183
Ending AUV                         $2.608    $2.207    $1.469    $3.563    $2.736    $2.509    $2.307    $2.062    $1.409    $2.020

Percentage change in AUV           18.17%    50.24%   -58.77%    30.23%     9.05%     8.76%    11.88%    46.34%   -30.25%    -7.47%

Ending number of AUs (000s)           296       295       316       361       353       468       538       577       446       411

SmallCap Growth Portfolio
Beginning AUV                      $1.639    $1.138    $2.152    $1.854    $1.561    $1.349    $1.168    $0.829    $1.135    $1.627
Ending AUV                         $2.033    $1.639    $1.138    $2.152    $1.854    $1.561    $1.349    $1.168    $0.829    $1.135

Percentage change in AUV           24.04%    44.02%   -47.12%    16.07%    18.77%    15.72%    15.50%    40.89%   -26.96%   -30.24%

Ending number of AUs (000s)           862       904       994     1,147     1,176     1,251     1,088     1,090     1,081     1,407
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)
Growth and Income Portfolio
Beginning AUV                      $1.013    $0.847    $1.440    $1.384    $1.192    $1.148    $1.040    $0.793    $1.027    $1.005
Ending AUV                         $1.134    $1.013    $0.847    $1.440    $1.384    $1.192    $1.148    $1.040    $0.793    $1.027

Percentage change in AUV           11.94%    19.60%   -41.18%     4.05%    16.11%     3.83%    10.38%    31.15%   -22.78%     2.19%

Ending number of AUs (000s)            20        17        15        10         5         6        18         6         1         7
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV                     $10.805    $9.451   $11.982   $11.534   $10.627   $10.042       N/A       N/A       N/A       N/A
Ending AUV                        $11.943   $10.805    $9.451   $11.982   $11.534   $10.627       N/A       N/A       N/A       N/A

Percentage change in AUV           10.53%    14.33%   -21.12%     3.88%     8.53%     5.83%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             7         7         5         2         0         0       N/A       N/A       N/A       N/A

VP Income & Growth Fund
Beginning AUV                      $1.047    $0.896    $1.383    $1.398    $1.206    $1.164    $1.041    $0.812    $1.018    $1.122
Ending AUV                         $1.183    $1.047    $0.896    $1.383    $1.398    $1.206    $1.164    $1.041    $0.812    $1.018

Percentage change in AUV           12.99%    16.85%   -35.21%    -1.07%    15.92%     3.61%    11.82%    28.20%   -20.24%    -9.27%

Ending number of AUs (000s)            81        82        80       104        71        94       121       218       134       227

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV                     $12.335   $11.301   $11.600   $10.700   $10.640   $10.582   $10.044       N/A       N/A       N/A
Ending AUV                        $12.834   $12.335   $11.301   $11.600   $10.700   $10.640   $10.582       N/A       N/A       N/A

Percentage change in AUV            4.05%     9.15%    -2.58%     8.41%     0.56%     0.55%     5.36%       N/A       N/A       N/A

Ending number of AUs (000s)             3         3         6         0         0         0         0       N/A       N/A       N/A

VP International Fund

Beginning AUV                      $1.568    $1.184    $2.167    $1.854    $1.498    $1.336    $1.174    $0.953    $1.208    $1.723
Ending AUV                         $1.759    $1.568    $1.184    $2.167    $1.854    $1.498    $1.336    $1.174    $0.953    $1.208

Percentage change in AUV           12.18%    32.43%   -45.36%    16.88%    23.77%    12.13%    13.80%    23.19%   -21.11%   -29.89%

Ending number of AUs (000s)           518       533       681       587       514       431       264       340       217       179

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV                      $6.932    $5.833    $9.394   $10.037       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $7.616    $6.932    $5.833    $9.394       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            9.87%    18.84%   -37.91%    -6.41%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             0         0         2         0       N/A       N/A       N/A       N/A       N/A       N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV                      $8.917    $6.697   $11.560   $10.019       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.248    $8.917    $6.697   $11.560       N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in AUV           14.93%    33.15%   -42.07%    15.38%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             4         0         0         0       N/A       N/A       N/A       N/A       N/A       N/A

VP Value Fund
Beginning AUV                      $2.019    $1.701    $2.347    $2.499    $2.127    $2.045    $1.807    $1.415    $1.636    $1.465
Ending AUV                         $2.267    $2.019    $1.701    $2.347    $2.499    $2.127    $2.045    $1.807    $1.415    $1.636

Percentage change in AUV           12.28%    18.69%   -27.52%    -6.08%    17.49%     4.01%    13.17%    27.70%   -13.51%    11.67%

Ending number of AUs (000s)           329       333       351       435       483       538       598       560       667       622
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Vista Fund (inception date May 1, 2007)
Beginning AUV                      $7.644    $6.304   $12.395    $9.971       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $9.376    $7.644    $6.304   $12.395       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           22.66%    21.26%   -49.14%    24.31%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             7         8        11        40       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV                     $10.363    $9.532   $10.696   $10.998   $10.459   $10.056       N/A       N/A       N/A       N/A
Ending AUV                        $10.671   $10.363    $9.532   $10.696   $10.998   $10.459       N/A       N/A       N/A       N/A

Percentage change in AUV            2.97%     8.72%   -10.88%    -2.75%     5.15%     4.01%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             5         3         2         0         0         0       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV                     $10.868    $8.780   $12.838   $13.053   $11.523   $10.131       N/A       N/A       N/A       N/A
Ending AUV                        $13.540   $10.868    $8.780   $12.838   $13.053   $11.523       N/A       N/A       N/A       N/A

Percentage change in AUV           24.59%    23.78%   -31.61%    -1.65%    13.28%    13.74%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             7         8         1         1         2         1       N/A       N/A       N/A       N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                      $1.879    $1.418    $2.185    $2.048    $1.894    $1.846    $1.756    $1.408    $2.001    $2.610
Ending AUV                         $2.136    $1.879    $1.418    $2.185    $2.048    $1.894    $1.846    $1.756    $1.408    $2.001

Percentage change in AUV           13.68%    32.51%   -35.10%     6.69%     8.13%     2.60%     5.13%    24.72%   -29.64%   -23.33%

Ending number of AUs (000s)           866       961     1,046     1,196     1,238     1,423     1,705     1,702     1,648     1,926

DREYFUS STOCK INDEX FUND:

Beginning AUV                      $2.256    $1.803    $2.898    $2.781    $2.432    $2.346    $2.142    $1.686    $2.193    $2.522
Ending AUV                         $2.565    $2.256    $1.803    $2.898    $2.781    $2.432    $2.346    $2.142    $1.686    $2.193

Percentage change in AUV           13.70%    25.12%   -37.78%     4.21%    14.35%     3.67%     9.52%    27.05%   -23.12%   -13.05%

Ending number of AUs (000s)         2,878     3,103     3,380     3,772     4,409     4,901     5,282     5,751     6,282     8,337
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV                      $1.522    $1.174    $1.892    $1.835    $1.512    $1.365    $1.148    $0.851    $0.979    $1.139
Ending AUV                         $1.574    $1.522    $1.174    $1.892    $1.835    $1.512    $1.365    $1.148    $0.851    $0.979

Percentage change in AUV            3.42%    29.64%   -37.95%     3.11%    21.36%    10.77%    18.90%    34.90%   -13.07%   -14.05%

Ending number of AUs (000s)            87       107       110       151       181       248       213       165        87        53
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II
Beginning AUV                      $1.657    $1.304    $1.655    $1.607    $1.404    $1.334    $1.226    $1.026    $1.363    $1.595
Ending AUV                         $1.839    $1.657    $1.304    $1.655    $1.607    $1.404    $1.334    $1.226    $1.026    $1.363

Percentage change in AUV           10.98%    27.07%   -21.21%     2.99%    14.46%     5.25%     8.81%    19.49%   -24.72%   -14.55%

Ending number of AUs (000s)           181       167       150       120       206       253       259       261       275       318

High Income Bond Fund II

Beginning AUV                      $2.135    $1.411    $1.926    $1.881    $1.714    $1.687    $1.542    $1.275    $1.270    $1.265
Ending AUV                         $2.425    $2.135    $1.411    $1.926    $1.881    $1.714    $1.687    $1.542    $1.275    $1.270

Percentage change in AUV           13.58%    51.31%   -26.74%     2.39%     9.74%     1.60%     9.40%    20.94%     0.39%     0.40%

Ending number of AUs (000s)           225       242       188       219       193       169       207       256       281       455

Kaufmann Fund II (inception date November 1, 2006)

Beginning AUV                      $9.240    $7.228   $12.569   $10.525    $9.935       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.771    $9.240    $7.228   $12.569   $10.525       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           16.57%    27.84%   -42.49%    19.42%     5.94%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            31        30        25        23         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
Beginning AUV                      $1.159    $0.792    $1.664    $1.658    $1.483    $1.421    $1.295    $1.000       N/A       N/A
Ending AUV                         $1.227    $1.159    $0.792    $1.664    $1.658    $1.483    $1.421    $1.295       N/A       N/A

Percentage change in AUV            5.87%    46.34%   -52.40%     0.36%    11.80%     4.36%     9.73%    29.50%       N/A       N/A

Ending Number of AUs (000s)            74        95        91        81        61        51        57        20       N/A       N/A

Core Equity Fund (inception date April 28, 2006)
Beginning AUV                     $10.240    $8.062   $11.656   $10.890   $10.044       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $11.107   $10.240    $8.062   $11.656   $10.890       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            8.47%    27.02%   -30.83%     7.03%     8.42%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             5         7         5         7         5       N/A       N/A       N/A       N/A       N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV                      $1.140    $0.902    $1.276    $1.153    $1.106    $1.033    $0.970    $0.767    $1.025    $1.005
Ending AUV                         $1.189    $1.140    $0.902    $1.276    $1.153    $1.106    $1.033    $0.970    $0.767    $1.025

Percentage change in AUV            4.30%    26.39%   -29.31%    10.67%     4.25%     7.07%     6.49%    26.47%   -25.17%     1.99%

Ending number of AUs (000s)            47        42        68        58        99       118       162        83        31         5

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV                      $2.114    $1.623    $2.963    $3.168    $2.244    $1.984    $1.467    $1.068    $1.014    $1.003
Ending AUV                         $2.460    $2.114    $1.623    $2.963    $3.168    $2.244    $1.984    $1.467    $1.068    $1.014

Percentage change in AUV           16.37%    30.25%   -45.22%    -6.47%    41.18%    13.10%    35.24%    37.36%     5.33%     1.10%

Ending number of AUs (000s)           320       340       333       454       616       429       316       137        84         0
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
High Yield Fund (inception date May 1, 2004)
Beginning AUV                     $13.427    $8.876   $12.066   $12.038   $10.980   $10.797    $9.966       N/A       N/A       N/A
Ending AUV                        $15.098   $13.427    $8.876   $12.066   $12.038   $10.980   $10.797       N/A       N/A       N/A

Percentage change in AUV           12.45%    51.27%   -26.44%     0.23%     9.64%     1.69%     8.34%       N/A       N/A       N/A

Ending number of AUs (000s)             2         2         3         4         4         4         3       N/A       N/A       N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV                      $1.603    $1.247    $1.766    $1.632    $1.485    $1.398    $1.244    $0.996       N/A       N/A
Ending AUV                         $1.805    $1.603    $1.247    $1.766    $1.632    $1.485    $1.398    $1.244       N/A       N/A

Percentage change in AUV           12.60%    28.55%   -29.39%     8.21%     9.90%     6.22%    12.38%    24.90%       N/A       N/A

Ending Number of AUs (000s)            26        43        36        22        18        11         9         2       N/A       N/A

Technology Fund  (inception date May 1, 2001)
Beginning AUV                      $0.575    $0.369    $0.671    $0.630    $0.576    $0.569    $0.549    $0.382    $0.726    $1.025
Ending AUV                         $0.690    $0.575    $0.369    $0.671    $0.630    $0.576    $0.569    $0.549    $0.382    $0.726

Percentage change in AUV           20.00%    55.83%   -45.01%     6.51%     9.38%     1.23%     3.64%    43.72%   -47.38%   -29.17%

Ending number of AUs (000s)            52        47        61        40       125        20       106        33         1         0
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                     $10.820    $8.681   $10.419    $9.993       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $11.611   $10.820    $8.681   $10.419       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            7.31%    24.64%   -16.68%     4.26%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            38        27        17        30       N/A       N/A       N/A       N/A       N/A       N/A

Enterprise Portfolio
Beginning AUV                      $2.501    $1.744    $3.131    $2.591    $2.304    $2.072    $1.733    $1.296    $1.816    $3.030
Ending AUV                         $3.116    $2.501    $1.744    $3.131    $2.591    $2.304    $2.072    $1.733    $1.296    $1.816

Percentage change in AUV           24.59%    43.41%   -44.30%    20.84%    12.46%    11.20%    19.56%    33.72%   -28.63%   -40.07%

Ending number of AUs (000s)         1,593     1,849     1,992     2,144     2,278     2,576     3,092     3,247     3,594     4,024

Forty Portfolio (inception date May 1, 2007)
Beginning AUV                     $10.181    $7.027   $12.710   $10.000       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.760   $10.181    $7.027   $12.710       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            5.69%    44.88%   -44.71%    27.10%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             8        43        43        37       N/A       N/A       N/A       N/A       N/A       N/A

Janus Portfolio
Beginning AUV                      $2.065    $1.530    $2.564    $2.250    $2.040    $1.976    $1.909    $1.464    $2.013    $2.701
Ending AUV                         $2.342    $2.065    $1.530    $2.564    $2.250    $2.040    $1.976    $1.909    $1.464    $2.013

Percentage change in AUV           13.41%    34.97%   -40.33%    13.96%    10.29%     3.24%     3.51%    30.40%   -27.27%   -25.47%

Ending number of AUs (000s)         1,623     1,828     2,015     2,097     2,297     2,553     2,989     3,284     3,349     4,140
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Overseas Portfolio (inception date March 21, 2003)
Beginning AUV                      $3.481    $1.958    $4.131    $3.252    $2.234    $1.706    $1.448    $1.014       N/A       N/A
Ending AUV                         $4.319    $3.481    $1.958    $4.131    $3.252    $2.234    $1.706    $1.448       N/A       N/A

Percentage change in AUV           24.07%    77.78%   -52.60%    27.03%    45.57%    30.95%    17.82%    42.80%       N/A       N/A

Ending Number of AUs (000s)           502       452       516       829       743       272       115        28       N/A       N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV                      $9.400    $7.102    $9.931   $10.005       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.764    $9.400    $7.102    $9.931       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           14.51%    32.36%   -28.49%    -0.74%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             5         3         2         0       N/A       N/A       N/A       N/A       N/A       N/A

Worldwide Portfolio
Beginning AUV                      $2.334    $1.711    $3.125    $2.879    $2.460    $2.347    $2.262    $1.843    $2.499    $3.254
Ending AUV                         $2.676    $2.334    $1.711    $3.125    $2.879    $2.460    $2.347    $2.262    $1.843    $2.499

Percentage change in AUV           14.65%    36.41%   -45.25%     8.54%    17.03%     4.81%     3.76%    22.73%   -26.25%   -23.20%

Ending number of AUs (000s)         2,354     2,612     2,873     3,255     3,370     3,974     4,822     5,528     6,526     8,496
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV                     $25.631   $15.242   $30.025   $22.751   $17.684   $12.687    $9.817       N/A       N/A       N/A
Ending AUV                        $31.135   $25.631   $15.242   $30.025   $22.751   $17.684   $12.687       N/A       N/A       N/A

Percentage change in AUV           21.47%    68.16%   -49.24%    31.97%    28.65%    39.39%    29.24%       N/A       N/A       N/A

Ending number of AUs (000s)            59        58        61        56        27        24         3       N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV                     $12.375   $10.291   $16.504   $15.048   $12.404   $11.323    $9.932       N/A       N/A       N/A
Ending AUV                        $13.075   $12.375   $10.291   $16.504   $15.048   $12.404   $11.323       N/A       N/A       N/A

Percentage change in AUV            5.66%    20.25%   -37.65%     9.68%    21.32%     9.55%    14.01%       N/A       N/A       N/A

Ending number of AUs (000s)             7         7         8         8         5         6         0       N/A       N/A       N/A

US Small-Mid Cap Equity Portfolio
Beginning AUV                      $1.635    $1.082    $1.720    $1.872    $1.629    $1.582    $1.391    $1.024    $1.256    $1.070
Ending AUV                         $2.003    $1.635    $1.082    $1.720    $1.872    $1.629    $1.582    $1.391    $1.024    $1.256

Percentage change in AUV           22.51%    51.11%   -37.09%    -8.12%    14.92%     2.97%    13.73%    35.84%   -18.47%    17.38%

Ending number of AUs (000s)           197       258       184       148       201       211       341       289       303       125

US Strategic Equity Portfolio
Beginning AUV                      $1.086    $0.865    $1.350    $1.377    $1.184    $1.157    $1.045    $0.851    $1.027    $1.121
Ending AUV                         $1.214    $1.086    $0.865    $1.350    $1.377    $1.184    $1.157    $1.045    $0.851    $1.027

Percentage change in AUV           11.79%    25.55%   -35.93%    -1.96%    16.30%     2.33%    10.72%    22.80%   -17.14%    -8.39%

Ending number of AUs (000s)            26        71        66        61        52        55        78        40        37        46
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV                      $7.533    $5.654    $9.583    $9.899       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $9.323    $7.533    $5.654    $9.583       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           23.76%    33.23%   -41.00%    -3.19%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         2         1         1       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV                      $7.859    $6.458   $10.039    $9.952       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $8.735    $7.859    $6.458   $10.039       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           11.15%    21.69%   -35.67%     0.87%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             0         0         1         0       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV                      $7.658    $5.980    $9.523    $9.903       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $8.841    $7.658    $5.980    $9.523       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           15.45%    28.06%   -37.20%    -3.84%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1         1         0         1       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV                      $8.706    $6.176    $9.948    $9.896       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $9.467    $8.706    $6.176    $9.948       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            8.74%    40.97%   -37.92%     0.53%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             0         0         0         0       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV                     $12.093    $7.852   $11.466   $11.589   $10.580   $10.010       N/A       N/A       N/A       N/A
Ending AUV                        $13.760   $12.093    $7.852   $11.466   $11.589   $10.580       N/A       N/A       N/A       N/A

Percentage change in AUV           13.78%    54.01%   -31.52%    -1.06%     9.54%     5.69%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             5         2         0         0         0         0       N/A       N/A       N/A       N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
Beginning AUV                     $11.230    $9.311   $11.336   $11.226   $10.796   $10.642    $9.999       N/A       N/A       N/A
Ending AUV                        $12.433   $11.230    $9.311   $11.336   $11.226   $10.796   $10.642       N/A       N/A       N/A

Percentage change in AUV           10.71%    20.61%   -17.86%     0.98%     3.98%     1.45%     6.43%       N/A       N/A       N/A

Ending number of AUs (000s)             7         5         3         3         2         1         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio  (inception date May 1, 2003)
Beginning AUV                      $1.501    $1.228    $1.681    $1.646    $1.451    $1.412    $1.225    $1.000       N/A       N/A
Ending AUV                         $1.705    $1.501    $1.228    $1.681    $1.646    $1.451    $1.412    $1.225       N/A       N/A

Percentage change in AUV           13.59%    22.23%   -26.95%     2.13%    13.44%     2.76%    15.27%    22.50%       N/A       N/A

Ending Number of AUs (000s)            63        49        68       193       138       117        59        19       N/A       N/A

Growth and Income Portfolio
Beginning AUV                      $1.303    $1.107    $1.758    $1.717    $1.479    $1.447    $1.297    $1.000    $1.232    $1.335
Ending AUV                         $1.515    $1.303    $1.107    $1.758    $1.717    $1.479    $1.447    $1.297    $1.000    $1.232

Percentage change in AUV           16.27%    17.71%   -37.03%     2.39%    16.09%     2.21%    11.57%    29.70%   -18.83%    -7.72%

Ending number of AUs (000s)           503       504       533       576       741       780       903       797       676       314
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV                      $0.999    $0.767    $1.368    $1.128    $0.993    $0.882    $0.766    $0.604    $0.863    $1.008
Ending AUV                         $1.277    $0.999    $0.767    $1.368    $1.128    $0.993    $0.882    $0.766    $0.604    $0.863

Percentage change in AUV           27.83%    30.25%   -43.93%    21.28%    13.60%    12.59%    15.14%    26.82%   -30.01%   -14.38%

Ending number of AUs (000s)            25        62        58        77        46        41        20         1         1         0

Partners Portfolio
Beginning AUV                      $1.584    $1.025    $2.175    $2.009    $1.808    $1.547    $1.313    $0.982    $1.307    $1.359
Ending AUV                         $1.814    $1.584    $1.025    $2.175    $2.009    $1.808    $1.547    $1.313    $0.982    $1.307

Percentage change in AUV           14.52%    54.54%   -52.87%     8.26%    11.12%    16.87%    17.82%    33.71%   -24.87%    -3.83%

Ending number of AUs (000s)           144       169       196       225       259       302       222       212       229       428

Regency Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.538    $1.060    $1.976    $1.932    $1.755    $1.583    $1.307    $1.001       N/A       N/A
Ending AUV                         $1.921    $1.538    $1.060    $1.976    $1.932    $1.755    $1.583    $1.307       N/A       N/A

Percentage change in AUV           24.90%    45.09%   -46.36%     2.28%    10.09%    10.87%    21.12%    30.57%       N/A       N/A

Ending Number of AUs (000s)            38        49        92        63        88        87        58        10       N/A       N/A

Short Duration Bond Portfolio
Beginning AUV                      $1.348    $1.202    $1.402    $1.352    $1.310    $1.305    $1.308    $1.290    $1.237    $1.148
Ending AUV                         $1.406    $1.348    $1.202    $1.402    $1.352    $1.310    $1.305    $1.308    $1.290    $1.237

Percentage change in AUV            4.30%    12.15%   -14.27%     3.70%     3.21%     0.38%    -0.23%     1.40%     4.28%     7.75%

Ending Number of AUs (000s)           126        94        43       104       125        89       105       116        97        63

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.071    $0.881    $1.471    $1.479    $1.419    $1.393    $1.257    $1.004       N/A       N/A
Ending AUV                         $1.269    $1.071    $0.881    $1.471    $1.479    $1.419    $1.393    $1.257       N/A       N/A

Percentage change in AUV           18.49%    21.57%   -40.11%    -0.54%     4.23%     1.87%    10.82%    25.20%       N/A       N/A

Ending Number of AUs (000s)            57         8         7        11         5         5        11         2       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV                     $11.210    $8.615   $14.370   $13.488   $11.982   $11.325   $10.015       N/A       N/A       N/A
Ending AUV                        $13.635   $11.210    $8.615   $14.370   $13.488   $11.982   $11.325       N/A       N/A       N/A

Percentage change in AUV           21.63%    30.12%   -40.05%     6.54%    12.57%     5.80%    13.08%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         1         0         0         0         1         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                      $9.005    $7.465    $9.814   $10.028       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $9.962    $9.005    $7.465    $9.814       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           10.63%    20.63%   -23.94%    -2.13%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           704       794       933     1,075       N/A       N/A       N/A       N/A       N/A       N/A

JNF Equity Portfolio - Qualified (inception date May 1, 2007)
Beginning AUV                      $6.865    $5.125    $8.987   $10.013       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $8.578    $6.865    $5.125    $8.987       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           24.95%    33.95%   -42.97%   -10.25%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)         7,375     8,149     8,830    10,378       N/A       N/A       N/A       N/A       N/A       N/A

JNF Equity Portfolio - Non Qualified (inception date May 1, 2007)
Beginning AUV                      $6.865    $5.125    $8.987   $10.013       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $8.578    $6.865    $5.125    $8.987       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           24.95%    33.95%   -42.97%   -10.25%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           207       225       246       264       N/A       N/A       N/A       N/A       N/A       N/A

JNF Money Market Bond Portfolio - (inception date May 1, 2008)
Beginning AUV                     $10.024   $10.100   $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $9.926   $10.024   $10.100       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           -0.98%    -0.75%     1.00%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)           577       639       807       N/A       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:

All Asset Portfolio (inception date May 1, 2006)
Beginning AUV                     $11.196    $9.302   $11.165   $10.411    $9.973       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $12.536   $11.196    $9.302   $11.165   $10.411       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           11.97%    20.36%   -16.69%     7.24%     4.39%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            11         8        18         0         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                      $9.077    $6.478   $11.641    $9.541   $10.105       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $11.191    $9.077    $6.478   $11.641    $9.541       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           23.29%    40.12%   -44.35%    22.01%    -5.58%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             6         4         7         0         1       N/A       N/A       N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV                     $12.318    $9.533   $11.272   $10.761    $9.978       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $13.677   $12.318    $9.533   $11.272   $10.761       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           11.03%    29.21%   -15.43%     4.75%     7.85%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             5         3         1         1         0       N/A       N/A       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV                     $11.642   $10.172   $10.527   $10.261   $10.010       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $12.504   $11.642   $10.172   $10.527   $10.261       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            7.40%    14.45%    -3.37%     2.59%     2.51%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             1         0         0         0         0       N/A       N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV                     $12.567   $10.864   $11.068   $10.189   $10.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $13.891   $12.567   $10.864   $11.068   $10.189       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           10.54%    15.68%    -1.84%     8.63%     1.89%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             3         2         6         0         0       N/A       N/A       N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV                     $11.377    $8.192   $10.818   $10.558    $9.989       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $12.893   $11.377    $8.192   $10.818   $10.558       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           13.33%    38.88%   -24.27%     2.46%     5.70%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             4         3         3         0         1       N/A       N/A       N/A       N/A       N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV                     $11.855   $12.524   $10.785    $9.925   $10.047       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $13.100   $11.855   $12.524   $10.785    $9.925       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           10.50%    -5.34%    16.12%     8.66%    -1.21%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            11         4        24         5         0       N/A       N/A       N/A       N/A       N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV                     $11.800   $10.517   $10.668   $10.036   $10.011       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $12.300   $11.800   $10.517   $10.668   $10.036       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            4.24%    12.20%    -1.42%     6.30%     0.25%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            11         5         0         0         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Real Return Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.354    $1.155    $1.255    $1.146    $1.149    $1.137    $1.054    $1.004       N/A       N/A
Ending AUV                         $1.449    $1.354    $1.155    $1.255    $1.146    $1.149    $1.137    $1.054       N/A       N/A

Percentage change in AUV            7.02%    17.23%    -7.97%     9.51%    -0.26%     1.06%     7.87%     4.98%       N/A       N/A

Ending Number of AUs (000s)           512       456       310       178       145       142       134         3       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV                     $11.460   $10.738   $10.881   $10.518   $10.188   $10.038   $10.000       N/A       N/A       N/A
Ending AUV                        $11.585   $11.460   $10.738   $10.881   $10.518   $10.188   $10.038       N/A       N/A       N/A

Percentage change in AUV            1.09%     6.72%    -1.31%     3.45%     3.24%     1.49%     0.38%       N/A       N/A       N/A

Ending Number of AUs (000s)             8         7         3        12         8         9         3       N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.384    $1.226    $1.182    $1.098    $1.068    $1.053    $1.014    $1.001       N/A       N/A
Ending AUV                         $1.482    $1.384    $1.226    $1.182    $1.098    $1.068    $1.053    $1.014       N/A       N/A

Percentage change in AUV            7.08%    12.89%     3.72%     7.65%     2.81%     1.42%     3.85%     1.30%       N/A       N/A

Ending Number of AUs (000s)           625       566       313       276       167       118        77         5       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV                      $8.333    $7.273   $10.889   $10.338    $9.935       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $9.014    $8.333    $7.273   $10.889   $10.338       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            8.17%    14.57%   -33.21%     5.33%     4.06%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             0         0         0         0         0       N/A       N/A       N/A       N/A       N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV                     $11.184    $6.492   $15.726   $11.151   $10.036       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $12.801   $11.184    $6.492   $15.726   $11.151       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           14.46%    72.27%   -58.72%    41.03%    11.11%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            26        33        33        50         5       N/A       N/A       N/A       N/A       N/A

Equity Income Portfolio  (inception date January 2, 2001)
Beginning AUV                      $1.037    $0.919    $1.336    $1.342    $1.110    $1.063    $0.925    $0.764    $0.919    $0.986
Ending AUV                         $1.224    $1.037    $0.919    $1.336    $1.342    $1.110    $1.063    $0.925    $0.764    $0.919

Percentage change in AUV           18.03%    12.84%   -31.21%    -0.45%    20.90%     4.42%    14.92%    21.07%   -16.87%    -6.80%

Ending number of AUs (000s)           231       256       273       265       169       126       125       267       181       308

Fund Portfolio (inception date January 2, 2001)
Beginning AUV                      $0.951    $0.769    $1.184    $1.141    $0.990    $0.944    $0.860    $0.704    $0.880    $0.984
Ending AUV                         $1.090    $0.951    $0.769    $1.184    $1.141    $0.990    $0.944    $0.860    $0.704    $0.880

Percentage change in AUV           14.62%    23.67%   -35.05%     3.77%    15.25%     4.87%     9.77%    22.16%   -20.00%   -10.57%

Ending number of AUs (000s)           176       132       103        16        18        83        87       108        97        88
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
High Yield Portfolio (inception date May 1, 2005)
Beginning AUV                     $11.845    $7.476   $11.733   $11.223   $10.473   $10.003       N/A       N/A       N/A       N/A
Ending AUV                        $13.799   $11.845    $7.476   $11.733   $11.223   $10.473       N/A       N/A       N/A       N/A

Percentage change in AUV           16.50%    58.44%   -36.28%     4.54%     7.16%     4.70%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             7         6         9         8         5         3       N/A       N/A       N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV                     $10.309    $8.312   $12.675   $12.153   $10.934   $10.058       N/A       N/A       N/A       N/A
Ending AUV                        $12.032   $10.309    $8.312   $12.675   $12.153   $10.934       N/A       N/A       N/A       N/A

Percentage change in AUV           16.71%    24.03%   -34.42%     4.30%    11.15%     8.71%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3         3         1         1         0         0       N/A       N/A       N/A       N/A

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV                     $11.880    $9.284   $10.620   $10.104   $10.020       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $13.099   $11.880    $9.284   $10.620   $10.104       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           10.26%    27.96%   -12.58%     5.11%     0.84%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             0         2         0         0         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:

Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.998    $1.277    $2.274    $2.209    $1.843    $1.668    $1.480    $1.005       N/A       N/A
Ending AUV                         $2.571    $1.998    $1.277    $2.274    $2.209    $1.843    $1.668    $1.480       N/A       N/A

Percentage change in AUV           28.68%    56.46%   -43.84%     2.94%    19.86%    10.49%    12.70%    47.26%       N/A       N/A

Ending Number of AUs (000s)           214       209       219       309       301       164       247       112       N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.987    $1.484    $2.059    $2.125    $1.857    $1.728    $1.397    $0.998       N/A       N/A
Ending AUV                         $2.371    $1.987    $1.484    $2.059    $2.125    $1.857    $1.728    $1.397       N/A       N/A

Percentage change in AUV           19.33%    33.89%   -27.93%    -3.11%    14.43%     7.47%    23.69%    39.98%       N/A       N/A

Ending Number of AUs (000s)           199       192       218       221       246       344       325        99       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
Banking Fund (inception date May 1, 2004)
Beginning AUV                      $4.948    $5.175    $8.885   $12.308   $11.174   $11.607   $10.096       N/A       N/A       N/A
Ending AUV                         $5.537    $4.948    $5.175    $8.885   $12.308   $11.174   $11.607       N/A       N/A       N/A

Percentage change in AUV           11.90%    -4.39%   -41.76%   -27.81%    10.15%    -3.73%    14.97%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         2        10         3         1         0         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Basic Materials Fund (inception date May 1, 2004)
Beginning AUV                     $17.066   $11.088   $20.512   $15.466   $12.773   $12.401    $9.969       N/A       N/A       N/A
Ending AUV                        $21.403   $17.066   $11.088   $20.512   $15.466   $12.773   $12.401       N/A       N/A       N/A

Percentage change in AUV           25.41%    53.91%   -45.94%    32.63%    21.08%     3.00%    24.40%       N/A       N/A       N/A

Ending Number of AUs (000s)            14        14        17        23         7         2         0       N/A       N/A       N/A
Biotechnology Fund (inception date May 1, 2004)
Beginning AUV                     $10.288    $8.781   $10.054    $9.727   $10.162    $9.275    $9.796       N/A       N/A       N/A
Ending AUV                        $11.276   $10.288    $8.781   $10.054    $9.727   $10.162    $9.275       N/A       N/A       N/A

Percentage change in AUV            9.60%    17.16%   -12.66%     3.36%    -4.28%     9.56%    -5.32%       N/A       N/A       N/A

Ending Number of AUs (000s)             3         4         8         3         3         3         1       N/A       N/A       N/A

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV                      $5.669    $5.132   $10.170    $7.841    $9.643   $10.048       N/A       N/A       N/A       N/A
Ending AUV                         $6.063    $5.669    $5.132   $10.170    $7.841    $9.643       N/A       N/A       N/A       N/A

Percentage change in AUV            6.95%    10.46%   -49.54%    29.70%   -18.69%    -4.03%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             8         9         8         1         1         0       N/A       N/A       N/A       N/A

Consumer Products Fund (inception date May 1, 2004)
Beginning AUV                     $11.763    $9.974   $13.151   $11.959   $10.286   $10.431   $10.097       N/A       N/A       N/A
Ending AUV                        $13.659   $11.763    $9.974   $13.151   $11.959   $10.286   $10.431       N/A       N/A       N/A

Percentage change in AUV           16.12%    17.94%   -24.16%     9.97%    16.26%    -1.39%     3.31%       N/A       N/A       N/A

Ending Number of AUs (000s)             5         3         2         2         7         2         0       N/A       N/A       N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $7.484    $5.523   $14.572   $13.610   $10.530   $11.057    $9.918       N/A       N/A       N/A
Ending AUV                         $9.232    $7.484    $5.523   $14.572   $13.610   $10.530   $11.057       N/A       N/A       N/A

Percentage change in AUV           23.36%    35.51%   -62.10%     7.07%    29.25%    -4.77%    11.48%       N/A       N/A       N/A

Ending Number of AUs (000s)             8         2        18         3         2         4         0       N/A       N/A       N/A

Electronics Fund (inception date May 1, 2004)
Beginning AUV                      $7.721    $4.538    $9.189    $9.519    $9.382    $9.122    $9.741       N/A       N/A       N/A
Ending AUV                         $8.375    $7.721    $4.538    $9.189    $9.519    $9.382    $9.122       N/A       N/A       N/A

Percentage change in AUV            8.47%    70.14%   -50.61%    -3.47%     1.46%     2.85%    -6.35%       N/A       N/A       N/A

Ending Number of AUs (000s)             1        16         0         6         1         1         0       N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
Beginning AUV                     $17.811   $12.989   $24.313   $18.435   $16.636   $12.128   $10.225       N/A       N/A       N/A
Ending AUV                        $20.994   $17.811   $12.989   $24.313   $18.435   $16.636   $12.128       N/A       N/A       N/A

Percentage change in AUV           17.87%    37.12%   -46.58%    31.89%    10.81%    37.17%    18.61%       N/A       N/A       N/A

Ending Number of AUs (000s)            31        29        33        35        31        52        15       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Energy Services Fund (inception date May 1, 2004)
Beginning AUV                     $17.910   $11.138   $26.535   $19.550   $17.793   $12.118   $10.174       N/A       N/A       N/A
Ending AUV                        $22.350   $17.910   $11.138   $26.535   $19.550   $17.793   $12.118       N/A       N/A       N/A

Percentage change in AUV           24.79%    60.80%   -58.03%    35.73%     9.87%    46.83%    19.11%       N/A       N/A       N/A

Ending Number of AUs (000s)            39        49        44        59        31        31         3       N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV                     $10.948    $8.152   $18.242   $16.297   $12.710   $12.070   $10.113       N/A       N/A       N/A
Ending AUV                         $9.671   $10.948    $8.152   $18.242   $16.297   $12.710   $12.070       N/A       N/A       N/A

Percentage change in AUV          -11.66%    34.30%   -55.31%    11.93%    28.22%     5.30%    19.35%       N/A       N/A       N/A

Ending Number of AUs (000s)             6         5         5         5         3         2         0       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
Beginning AUV                      $6.665    $5.625   $10.935   $13.604   $11.771   $11.500   $10.048       N/A       N/A       N/A
Ending AUV                         $7.546    $6.665    $5.625   $10.935   $13.604   $11.771   $11.500       N/A       N/A       N/A

Percentage change in AUV           13.22%    18.49%   -48.56%   -19.62%    15.57%     2.36%    14.45%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         2         6         0         0         0         0       N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $1.124    $1.659    $1.156    $1.064    $1.110    $1.041    $0.969    $0.998       N/A       N/A
Ending AUV                         $1.226    $1.124    $1.659    $1.156    $1.064    $1.110    $1.041    $0.969       N/A       N/A

Percentage change in AUV            9.07%   -32.25%    43.51%     8.65%    -4.14%     6.63%     7.43%    -2.91%       N/A       N/A

Ending Number of AUs (000s)            29        16       235        84        62        56         2         0       N/A       N/A

Health Care Fund (inception date May 1, 2004)
Beginning AUV                     $11.080    $8.978   $12.069   $11.498   $11.049   $10.086   $10.066       N/A       N/A       N/A
Ending AUV                        $11.712   $11.080    $8.978   $12.069   $11.498   $11.049   $10.086       N/A       N/A       N/A

Percentage change in AUV            5.70%    23.41%   -25.61%     4.97%     4.06%     9.55%     0.20%       N/A       N/A       N/A

Ending Number of AUs (000s)             3         6         5         9         9         2         1       N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
Beginning AUV                     $11.652    $7.096   $13.003   $11.898   $10.955   $11.219    $9.793       N/A       N/A       N/A
Ending AUV                        $13.933   $11.652    $7.096   $13.003   $11.898   $10.955   $11.219       N/A       N/A       N/A

Percentage change in AUV           19.58%    64.21%   -45.43%     9.29%     8.61%    -2.35%    14.56%       N/A       N/A       N/A

Ending Number of AUs (000s)             2         4         0         0         0         0         0       N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $5.347    $9.757    $6.127    $6.801    $8.780    $8.726   $10.077       N/A       N/A       N/A
Ending AUV                         $3.690    $5.347    $9.757    $6.127    $6.801    $8.780    $8.726       N/A       N/A       N/A

Percentage change in AUV          -30.99%   -45.20%    59.25%    -9.91%   -22.54%     0.62%   -13.41%       N/A       N/A       N/A

Ending Number of AUs (000s)            39        15        27         0         0         1         0       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $0.676    $0.572    $0.828    $0.876    $0.818    $0.872    $0.986    $1.000       N/A       N/A
Ending AUV                         $0.584    $0.676    $0.572    $0.828    $0.876    $0.818    $0.872    $0.986       N/A       N/A

Percentage change in AUV          -13.61%    18.18%   -30.92%    -5.48%     7.09%    -6.19%   -11.56%    -1.40%       N/A       N/A

Ending Number of AUs (000s)            62        40        13         3         4         5        31         1       N/A       N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $6.274    $9.790    $7.358    $7.582    $7.963    $8.757    $9.942       N/A       N/A       N/A
Ending AUV                         $4.641    $6.274    $9.790    $7.358    $7.582    $7.963    $8.757       N/A       N/A       N/A

Percentage change in AUV          -26.03%   -35.91%    33.05%    -2.95%    -4.78%    -9.07%   -11.92%       N/A       N/A       N/A

Ending Number of AUs (000s)             0         1         1         0         0         2         0       N/A       N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
Beginning AUV                      $6.470   $10.906    $7.442    $8.473    $8.680    $8.657   $10.110       N/A       N/A       N/A
Ending AUV                         $5.043    $6.470   $10.906    $7.442    $8.473    $8.680    $8.657       N/A       N/A       N/A

Percentage change in AUV          -22.06%   -40.67%    46.55%   -12.17%    -2.38%     0.27%   -14.37%       N/A       N/A       N/A

Ending Number of AUs (000s)             0         0         1         0         6        15         0       N/A       N/A       N/A

Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $6.069    $9.129    $7.395    $7.089    $8.133    $8.473    $9.964       N/A       N/A       N/A
Ending AUV                         $4.348    $6.069    $9.129    $7.395    $7.089    $8.133    $8.473       N/A       N/A       N/A

Percentage change in AUV          -28.36%   -33.52%    23.45%     4.32%   -12.84%    -4.01%   -14.96%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         1         5         1         5         0         0       N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $0.635    $0.885    $0.642    $0.643    $0.702    $0.715    $0.804    $0.999       N/A       N/A
Ending AUV                         $0.522    $0.635    $0.885    $0.642    $0.643    $0.702    $0.715    $0.804       N/A       N/A

Percentage change in AUV          -17.80%   -28.25%    37.85%    -0.16%    -8.40%    -1.82%   -11.07%   -19.52%       N/A       N/A

Ending Number of AUs (000s)           104        50       128        94        97        95         0         0       N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                      $9.163    $7.483   $11.277   $12.832   $12.328   $10.346    $9.875       N/A       N/A       N/A
Ending AUV                        $10.498    $9.163    $7.483   $11.277   $12.832   $12.328   $10.346       N/A       N/A       N/A

Percentage change in AUV           14.57%    22.45%   -33.64%   -12.12%     4.09%    19.16%     4.77%       N/A       N/A       N/A

Ending Number of AUs (000s)             2         6         2         2         5        14         3       N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
Beginning AUV                      $8.744    $6.402   $12.817   $13.284   $10.867   $11.538   $10.021       N/A       N/A       N/A
Ending AUV                        $11.284    $8.744    $6.402   $12.817   $13.284   $10.867   $11.538       N/A       N/A       N/A

Percentage change in AUV           29.05%    36.58%   -50.05%    -3.52%    22.24%    -5.82%    15.14%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         0         1         1         2         0         0       N/A       N/A       N/A

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $1.536    $1.018    $2.277    $2.220    $2.030    $1.798    $1.486    $1.000       N/A       N/A
Ending AUV                         $2.092    $1.536    $1.018    $2.277    $2.220    $2.030    $1.798    $1.486       N/A       N/A

Percentage change in AUV           36.20%    50.88%   -55.29%     2.57%     9.36%    12.90%    21.00%    48.60%       N/A       N/A

Ending Number of AUs (000s)            50        75        23        25        12        26        41        31       N/A       N/A
NASDAQ-100(R) Fund
Beginning AUV                     $15.182   $10.088   $17.543   $15.040   $14.361   $14.346   $13.252    $9.204   $15.204   $23.690
Ending AUV                        $17.809   $15.182   $10.088   $17.543   $15.040   $14.361   $14.346   $13.252    $9.204   $15.204

Percentage change in AUV           17.30%    50.50%   -42.50%    16.64%     4.73%     0.10%     8.26%    43.98%   -39.46%   -35.82%

Ending number of AUs (000s)            10         8         8        14        14        26        30        29        30        25

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                      $8.986    $4.167   $15.362   $12.104   $11.658   $12.143    $9.767       N/A       N/A       N/A
Ending AUV                        $12.180    $8.986    $4.167   $15.362   $12.104   $11.658   $12.143       N/A       N/A       N/A

Percentage change in AUV           35.54%   115.65%   -72.87%    26.92%     3.83%    -3.99%    24.33%       N/A       N/A       N/A

Ending Number of AUs (000s)            29        37         7         8         1         1         0       N/A       N/A       N/A

Nova Fund
Beginning AUV                      $8.408    $6.267   $13.905   $13.889   $11.762   $11.426   $10.069    $7.307   $11.482   $15.176
Ending AUV                         $9.986    $8.408    $6.267   $13.905   $13.889   $11.762   $11.426   $10.069    $7.307   $11.482

Percentage change in AUV           18.77%    34.16%   -54.93%     0.12%    18.08%     2.94%    13.48%    37.80%   -36.36%   -24.34%

Ending number of AUs (000s)             2         2         2         4         6         6         8         3         2         2

Precious Metals Fund (inception date May 1, 2004)
Beginning AUV                     $17.582   $11.899   $19.564   $16.530   $13.749   $11.488    $9.999       N/A       N/A       N/A
Ending AUV                        $24.035   $17.582   $11.899   $19.564   $16.530   $13.749   $11.488       N/A       N/A       N/A

Percentage change in AUV           36.70%    47.76%   -39.18%    18.35%    20.23%    19.68%    14.89%       N/A       N/A       N/A

Ending Number of AUs (000s)            21        25        53        17        21        20         4       N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
Beginning AUV                     $10.562    $8.517   $14.741   $18.410   $14.224   $13.408   $10.092       N/A       N/A       N/A
Ending AUV                        $13.058   $10.562    $8.517   $14.741   $18.410   $14.224   $13.408       N/A       N/A       N/A

Percentage change in AUV           23.63%    24.01%   -42.22%   -19.93%    29.43%     6.09%    32.86%       N/A       N/A       N/A

Ending Number of AUs (000s)             9        16         3         3         5         3         1       N/A       N/A       N/A

Retailing Fund (inception date May 1, 2004)
Beginning AUV                      $9.981    $6.990   $10.530   $12.171   $11.167   $10.693    $9.991       N/A       N/A       N/A
Ending AUV                        $12.367    $9.981    $6.990   $10.530   $12.171   $11.167   $10.693       N/A       N/A       N/A

Percentage change in AUV           23.91%    42.79%   -33.62%   -13.48%     8.99%     4.43%     7.03%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         1         0         0         1         0         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $1.420    $1.076    $2.234    $2.420    $2.023    $1.966    $1.586    $1.001       N/A       N/A
Ending AUV                         $1.938    $1.420    $1.076    $2.234    $2.420    $2.023    $1.966    $1.586       N/A       N/A

Percentage change in AUV           36.48%    31.97%   -51.84%    -7.69%    19.62%     2.90%    23.96%    58.44%       N/A       N/A

Ending Number of AUs (000s)            39        34        60        89       122        78       140       139       N/A       N/A

Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV                      $4.043    $3.007    $8.983   $10.381    $9.620       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $5.936    $4.043    $3.007    $8.983   $10.381       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           46.82%    34.45%   -66.53%   -13.47%     7.91%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)           123        45        22         4         0       N/A       N/A       N/A       N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                      $6.647    $4.587   $14.472   $14.529   $11.863   $11.590   $10.054       N/A       N/A       N/A
Ending AUV                         $8.257    $6.647    $4.587   $14.472   $14.529   $11.863   $11.590       N/A       N/A       N/A

Percentage change in AUV           24.22%    44.91%   -68.30%    -0.39%    22.47%     2.36%    15.28%       N/A       N/A       N/A

Ending Number of AUs (000s)             1        26        12         1         2         0         0       N/A       N/A       N/A

S&P 500 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                      $9.966    $6.837   $11.476   $11.049   $10.588   $10.507    $9.955       N/A       N/A       N/A
Ending AUV                        $12.337    $9.966    $6.837   $11.476   $11.049   $10.588   $10.507       N/A       N/A       N/A

Percentage change in AUV           23.79%    45.77%   -40.42%     3.86%     4.35%     0.77%     5.54%       N/A       N/A       N/A

Ending Number of AUs (000s)            18        13         1         1         1         1         0       N/A       N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                      $9.587    $6.402   $12.594   $13.443   $11.540   $11.187    $9.964       N/A       N/A       N/A
Ending AUV                        $11.420    $9.587    $6.402   $12.594   $13.443   $11.540   $11.187       N/A       N/A       N/A

Percentage change in AUV           19.12%    49.75%   -49.17%    -6.32%    16.49%     3.16%    12.27%       N/A       N/A       N/A

Ending Number of AUs (000s)            19        15         5         6        20        10         1       N/A       N/A       N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                     $13.157    $8.474   $13.405   $12.485   $12.228   $11.080   $10.057       N/A       N/A       N/A
Ending AUV                        $17.269   $13.157    $8.474   $13.405   $12.485   $12.228   $11.080       N/A       N/A       N/A

Percentage change in AUV           31.25%    55.26%   -36.78%     7.37%     2.10%    10.36%    10.17%       N/A       N/A       N/A

Ending Number of AUs (000s)            14         6         3         1         0         9         0       N/A       N/A       N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                     $11.390    $7.410   $13.279   $14.096   $12.161   $11.339   $10.040       N/A       N/A       N/A
Ending AUV                        $13.547   $11.390    $7.410   $13.279   $14.096   $12.161   $11.339       N/A       N/A       N/A

Percentage change in AUV           18.94%    53.71%   -44.20%    -5.80%    15.91%     7.25%    12.94%       N/A       N/A       N/A

Ending Number of AUs (000s)             7        10         0         0         1         2         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                     $11.048    $8.330   $12.810   $12.953   $12.144   $11.550   $10.056       N/A       N/A       N/A
Ending AUV                        $13.717   $11.048    $8.330   $12.810   $12.953   $12.144   $11.550       N/A       N/A       N/A

Percentage change in AUV           24.16%    32.63%   -34.97%    -1.10%     6.66%     5.14%    14.86%       N/A       N/A       N/A

Ending Number of AUs (000s)             2         3         3         1         2         7         0       N/A       N/A       N/A

S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                      $9.883    $6.151   $10.997   $13.948   $11.818   $11.517   $10.043       N/A       N/A       N/A
Ending AUV                        $12.240    $9.883    $6.151   $10.997   $13.948   $11.818   $11.517       N/A       N/A       N/A

Percentage change in AUV           23.85%    60.67%   -44.07%   -21.16%    18.02%     2.61%    14.68%       N/A       N/A       N/A

Ending Number of AUs (000s)            32         8        11        11        15         1         1       N/A       N/A       N/A

SGI CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV                     $11.005    $7.973   $14.152   $12.565   $11.297   $10.041       N/A       N/A       N/A       N/A
Ending AUV                        $12.545   $11.005    $7.973   $14.152   $12.565   $11.297       N/A       N/A       N/A       N/A

Percentage change in AUV           13.99%    38.03%   -43.66%    12.63%    11.22%    12.51%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             1         0         4         0         0         0       N/A       N/A       N/A       N/A

SGI CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV                     $10.007    $8.245   $11.910   $11.325   $10.555   $10.028       N/A       N/A       N/A       N/A
Ending AUV                        $10.995   $10.007    $8.245   $11.910   $11.325   $10.555       N/A       N/A       N/A       N/A

Percentage change in AUV            9.87%    21.37%   -30.77%     5.17%     7.30%     5.26%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             0         0         0         0         0         0       N/A       N/A       N/A       N/A

SGI All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV                      $9.444    $8.058   $10.859   $10.281    $9.908       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.504    $9.444    $8.058   $10.859   $10.281       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV           11.22%    17.20%   -25.79%     5.62%     3.76%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             0         0         0         0         0       N/A       N/A       N/A       N/A       N/A

SGI All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV                      $9.795    $9.416   $10.667   $10.122    $9.984       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.415    $9.795    $9.416   $10.667   $10.122       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            6.33%     4.03%   -11.73%     5.38%     1.38%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             0         0         0         0         0       N/A       N/A       N/A       N/A       N/A

SGI All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV                      $9.784    $8.840   $10.833   $10.269    $9.952       N/A       N/A       N/A       N/A       N/A
Ending AUV                        $10.447    $9.784    $8.840   $10.833   $10.269       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            6.78%    10.68%   -18.40%     5.49%     3.19%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             6         6         0         0         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
SGI Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV                      $8.189    $8.552   $10.628   $10.338    $9.996       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $8.608    $8.189    $8.552   $10.628   $10.338       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            5.12%    -4.24%   -19.53%     2.81%     3.42%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             1         2         0         0         6       N/A       N/A       N/A       N/A       N/A

SGI U.S. Long Short Momentum Fund (inception date May 1, 2003)
Beginning AUV                      $1.532    $1.216    $2.072    $1.705    $1.546    $1.374    $1.253    $1.002       N/A       N/A
Ending AUV                         $1.687    $1.532    $1.216    $2.072    $1.705    $1.546    $1.374    $1.253       N/A       N/A

Percentage change in AUV           10.12%    25.99%   -41.31%    21.52%    10.28%    12.52%     9.66%    25.05%       N/A       N/A

Ending Number of AUs (000s)            39        38        72        52         8         1        12         4       N/A       N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                      $7.041    $8.450    $8.085    $9.165   $10.358   $10.120       N/A       N/A       N/A       N/A
Ending AUV                         $6.657    $7.041    $8.450    $8.085    $9.165   $10.358       N/A       N/A       N/A       N/A

Percentage change in AUV           -5.45%   -16.67%     4.51%   -11.78%   -11.52%     2.35%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             6         0         1         0         0         0       N/A       N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
Beginning AUV                     $10.216    $6.631   $12.270   $11.229   $10.710   $10.491    $9.845       N/A       N/A       N/A
Ending AUV                        $11.331   $10.216    $6.631   $12.270   $11.229   $10.710   $10.491       N/A       N/A       N/A

Percentage change in AUV           10.91%    54.06%   -45.96%     9.27%     4.85%     2.09%     6.56%       N/A       N/A       N/A

Ending Number of AUs (000s)             5        13         0         1         0         0         0       N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
Beginning AUV                      $9.594    $7.531   $13.915   $12.869   $10.876   $10.858    $9.887       N/A       N/A       N/A
Ending AUV                        $10.877    $9.594    $7.531   $13.915   $12.869   $10.876   $10.858       N/A       N/A       N/A

Percentage change in AUV           13.37%    27.39%   -45.88%     8.13%    18.32%     0.17%     9.82%       N/A       N/A       N/A

Ending Number of AUs (000s)             1         5         7         7         7         0         0       N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
Beginning AUV                     $11.172    $9.613   $12.992   $14.382   $13.527   $12.595   $10.023       N/A       N/A       N/A
Ending AUV                        $13.731   $11.172    $9.613   $12.992   $14.382   $13.527   $12.595       N/A       N/A       N/A

Percentage change in AUV           22.91%    16.22%   -26.01%    -9.66%     6.32%     7.40%    25.66%       N/A       N/A       N/A

Ending Number of AUs (000s)             2         4         1         0         1         0         0       N/A       N/A       N/A

U.S. Government Money Market Fund  (inception date May 1, 2001)
Beginning AUV                      $1.042    $1.052    $1.051    $1.022    $0.994    $0.984    $0.991    $1.001    $1.007    $1.000
Ending AUV                         $1.032    $1.042    $1.052    $1.051    $1.022    $0.994    $0.984    $0.991    $1.001    $1.007

Percentage change in AUV           -0.96%    -0.95%     0.10%     2.84%     2.82%     1.02%    -0.71%    -1.00%    -0.60%     0.70%

Ending number of AUs (000s)            37       307       265       263       316       456       178        67         1         2
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Utilities Fund (inception date May 1, 2004)
Beginning AUV                     $13.302   $11.806   $16.934   $15.155   $12.654   $11.560   $10.059       N/A       N/A       N/A
Ending AUV                        $14.076   $13.302   $11.806   $16.934   $15.155   $12.654   $11.560       N/A       N/A       N/A

Percentage change in AUV            5.82%    12.67%   -30.28%    11.74%    19.76%     9.46%    14.92%       N/A       N/A       N/A

Ending Number of AUs (000s)            12        13         6         4         4         6         0       N/A       N/A       N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                     $11.979   $11.349   $13.062   $11.170    $9.666    $9.880       N/A       N/A       N/A       N/A
Ending AUV                        $11.194   $11.979   $11.349   $13.062   $11.170    $9.666       N/A       N/A       N/A       N/A

Percentage change in AUV           -6.55%     5.55%   -13.11%    16.94%    15.56%    -2.17%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             3         0         0         0         0         0       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
Global Technology Portfolio
Beginning AUV                      $0.654    $0.408    $0.691    $0.605    $0.519    $0.486    $0.473    $0.351    $0.520    $0.675
Ending AUV                         $0.746    $0.654    $0.408    $0.691    $0.605    $0.519    $0.486    $0.473    $0.351    $0.520

Percentage change in AUV           14.07%    60.29%   -40.96%    14.21%    16.57%     6.79%     2.75%    34.76%   -32.50%   -22.96%

Ending Number of AUs (000s)            67        98        91        91       195       220       186       207       220       100
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV                      $1.610    $1.119    $2.006    $2.128    $1.856    $1.636    $1.378    $1.000       N/A       N/A
Ending AUV                         $1.818    $1.610    $1.119    $2.006    $2.128    $1.856    $1.636    $1.378       N/A       N/A

Percentage change in AUV           12.92%    43.88%   -44.22%    -5.73%    14.66%    13.45%    18.72%    37.80%       N/A       N/A

Ending Number of AUs (000s)           508       556       533       445       367       318       254       146       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV                      $1.933    $0.916    $2.627    $1.928    $1.396    $1.068    $0.857    $0.562    $0.584    $0.601
Ending AUV                         $2.428    $1.933    $0.916    $2.627    $1.928    $1.396    $1.068    $0.857    $0.562    $0.584

Percentage change in AUV           25.61%   111.03%   -65.13%    36.26%    38.11%    30.71%    24.62%    52.49%    -3.77%    -2.83%

Ending number of AUs (000s)           290       685       277       504       361       276       257       206       137       175

Global Bond Fund
Beginning AUV                      $1.826    $1.740    $1.696    $1.562    $1.481    $1.543    $1.427    $1.221    $1.013    $1.079
Ending AUV                         $1.920    $1.826    $1.740    $1.696    $1.562    $1.481    $1.543    $1.427    $1.221    $1.013

Percentage change in AUV            5.15%     4.94%     2.59%     8.58%     5.47%    -4.02%     8.13%    16.87%    20.53%    -6.12%

Ending number of AUs (000s)            24        71        78       113        85       120       150       196       191        24

Global Hard Assets Fund
Beginning AUV                      $3.697    $2.370    $4.444    $3.088    $2.506    $1.669    $1.359    $0.946    $0.984    $1.110
Ending AUV                         $4.730    $3.697    $2.370    $4.444    $3.088    $2.506    $1.669    $1.359    $0.946    $0.984

Percentage change in AUV           27.94%    55.99%   -46.67%    43.91%    23.22%    50.15%    22.81%    43.66%    -3.86%   -11.35%

Ending number of AUs (000s)           182       231       273       337       291       243       157       222       104       108
------------------------------------------------------------------------------------------------------------------------------------

                                     2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV                      $1.048    $0.929    $1.080    $1.049    $0.975    $0.982    $0.995    $1.000       N/A       N/A
Ending AUV                         $1.089    $1.048    $0.929    $1.080    $1.049    $0.975    $0.982    $0.995       N/A       N/A

Percentage change in AUV            3.91%    12.81%   -13.98%     2.96%     7.59%    -0.71%    -1.31%    -0.50%       N/A       N/A

Ending Number of AUs (000s)            22        17         4         5         1         1         1         1       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV                     $11.979    $8.623   $15.654   $12.927   $11.388    $9.904       N/A       N/A       N/A       N/A
Ending AUV                        $16.075   $11.979    $8.623   $15.654   $12.927   $11.388       N/A       N/A       N/A       N/A

Percentage change in AUV           34.19%    38.92%   -44.92%    21.10%    13.51%    14.98%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            54        38        36        42        45        49       N/A       N/A       N/A       N/A

Opportunity Fund
Beginning AUV                      $2.329    $1.592    $2.685    $2.543    $2.289    $2.143    $1.831    $1.350    $1.863    $1.954
Ending AUV                         $2.853    $2.329    $1.592    $2.685    $2.543    $2.289    $2.143    $1.831    $1.350    $1.863

Percentage change in AUV           22.50%    46.29%   -40.71%     5.58%    11.10%     6.81%    17.04%    35.63%   -27.54%    -4.66%

Ending number of AUs (000s)           393       400       329       341       317       397       540       431       547       437
------------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C
       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                Upon
                               Premium       Upon
State                          Payment   Annuitization  Nonqualified   Qualified
-----                          -------   -------------  ------------   ---------
California ..................                 X             2.35%          0.50%

Maine........................    X                          2.00%(1)

Nevada.......................                 X             3.50%

South Dakota.................    X                          1.25%(2)

Texas .......................                 X             0.04%(3)       0.04%

West Virginia................                 X             1.00%          1.00%

Wyoming......................    X                          1.00%

Commonwealth of Puerto Rico..    X                          1.00%(4)       1.00%

NOTE: The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."

--------------------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

                                PRIVACY NOTICE of
                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2011

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

  o The Medical Information Bureau
  o Consumer Reporting Agencies
  o Service Providers who conduct marketing services on our behalf
  o Motor Vehicle Bureaus
  o Other Data Providers
Data we collect may include:
  o Name, address, e-mail address, phone number
  o Social Security Number
  o Demographic Data
  o Health data (for life insurance buyers) or other data about illness, disability or injury
  o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

  o Insurance companies, agents, reinsurers
  o Group policyholders for purpose of reporting claims experience
  o Medical Laboratories and Prescription or Pharmacy Database Managers
  o Medical Information and Motor Vehicle Bureaus or similar institutions
  o A court or governmental agency when there is a lawful request
  o Law enforcement officials to prevent criminal activity and/or fraud
  o Service providers that perform marketing services for us
  o Service providers that perform administrative services for us
  o Joint Marketing Partners
  o Unaffiliated Fund Families
  o Unaffiliated Third Parties
  o Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

  o Underwrite policies
  o Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

[LOGO] Jefferson National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information ........................................................ B-3
  General Information Regarding Jefferson National Life Insurance Company .. B-3
  Jefferson National Life Annuity Account C ................................ B-3
Certain Federal Income Tax Consequences .................................... B-4
Published Ratings .......................................................... B-7
Administration ............................................................. B-7
Annuity Provisions ......................................................... B-7
Distribution ............................................................... B-8
  Reduction or Elimination of the Contingent Deferred Sales Charge ......... B-8
Arrangements Regarding Frequent Purchases and Redemptions .................. B-9
Financial Statements ....................................................... B-9

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIIND-SAI-C-0511) dated May 1, 2011 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C (individual annuity) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                   Sincerely,

-------------------------------------------------------------------------------

                                   (Signature)

--------------------------------------------------------------------------------

(C) 2011, Jefferson National Life Insurance Company      JNL-MAXIIND-PROS-C-0511

                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2011. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

TABLE OF CONTENTS
                                                                            PAGE
GENERAL INFORMATION                                                          B-3

EXPENSE GUARANTEE AGREEMENT                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $122,000 for single filers, $179,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011). However, for single filers with modified adjusted gross income in excess of $107,000, but less than $122,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $169,000, but less than $179,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL. Inviva, Inc. at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, We may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the

Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2011.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

December 31, 2010

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2010

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                   PAGE
Statement of Assets and Liabilities as of December 31, 2010 .............      2
Statements of Operations and Statements of Changes in Net Assets for
   the Year Ended December 31, 2010 .....................................      8
Statements of Operations and Statements of Changes in Net Assets for
   the Year Ended December 31, 2009 .....................................     30
Notes to Financial Statements ...........................................     52
Report of Independent Registered Public Accounting Firm .................     80

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

=========================================================================================================================

                                                                                   SHARES          COST         VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................      38,158.106   $ 1,513,520   $  1,990,327
         Large Cap Growth Portfolio ........................................      25,982.088     1,048,207      1,134,897
         Mid Cap Growth Portfolio ..........................................      60,647.420       864,215        773,254
         Small Cap Growth Portfolio ........................................      54,713.929     1,356,498      1,753,582
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................       1,334.848        19,695         22,946
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................      14,136.032        76,322         89,057
         Income & Growth Fund ..............................................      15,889.278       110,116         96,130
         Inflation Protection Fund .........................................       3,133.846        34,247         34,754
         International Fund ................................................     106,439.617       958,971        911,124
         Large Company Value Fund ..........................................         249.427         1,541          2,322
         Ultra Fund ........................................................       4,237.820        32,523         39,751
         Value Fund ........................................................     127,250.235       833,860        745,687
         Vista Fund ........................................................       4,111.787        61,689         67,187
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................       3,552.324        58,542         58,435
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................       7,952.375        88,688         97,018
      The Dreyfus Socially Responsible Growth Fund, Inc. ...................      62,607.814     1,584,879      1,871,973
      Dreyfus Stock Index Fund .............................................     252,770.059     7,303,830      7,499,688
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................      12,231.097       153,254        137,111
      Federated Insurance Series:
         Capital Income Fund II ............................................      36,828.200       304,773        336,977
         High Income Bond Fund II ..........................................      77,631.136       465,445        545,748
         Kaufmann Fund II ..................................................      22,539.289       351,716        332,004
      Invesco Variable Insurance Funds:
         Basic Value Fund ..................................................      14,323.770        79,019         90,813
         Core Equity Fund ..................................................       2,258.242        51,237         61,041
         Financial Services Fund ...........................................         858.588         4,739          4,825
         Global Health Care Fund ...........................................       3,315.873        47,221         55,409
         Global Real Estate Fund ...........................................      57,982.649       641,542        787,404
         High Yield Fund ...................................................      18,294.228        95,503         97,874
         Mid Cap Core Equity Fund ..........................................       3,751.174        36,611         46,065
         Technology Fund ...................................................       2,236.426        29,318         35,783
      Janus Aspen Series:
         Balanced Portfolio ................................................      15,641.332       417,353        442,651
         Enterprise Portfolio ..............................................     128,424.369     3,656,938      4,972,593
         Forty Portfolio ...................................................       2,351.886        73,137         84,056
         Janus Portfolio ...................................................     159,084.911     3,369,789      3,859,399
         Overseas Portfolio ................................................      37,978.674     1,663,953      2,168,202
         Perkins Mid Cap Value Portfolio ...................................       3,519.232        47,300         55,991
         Worldwide Portfolio ...............................................     210,691.660     6,495,429      6,348,140
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio .................................      78,882.761     1,370,997      1,840,335
         International Equity Portfolio ....................................       9,216.004       115,181         94,741
         US Small-Mid Cap Equity Portfolio .................................      35,748.549       312,258        394,665
         US Strategic Equity Portfolio .....................................       3,437.998        29,503         31,561
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................       1,474.051        20,499         24,072
         ClearBridge Equity Income Builder Portfolio .......................         229.519         1,795          2,298
         ClearBridge Fundamental All Cap Value Portfolio ...................         351.387         5,746          6,915
         ClearBridge Large Cap Growth Portfolio ............................         266.612         3,505          4,309
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................       8,161.341        64,834         64,393
         Western Asset Strategic Bond Portfolio ............................       9,811.003        93,447         93,891
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio .......................................       8,012.638        92,071        107,289
         Growth and Income Portfolio .......................................      32,048.163       796,607        761,785

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=========================================================================================================================

                                                                                   SHARES          COST         VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................       1,151.322   $    24,258   $     31,569
         Partners Portfolio ................................................      26,292.541       274,841        296,317
         Regency Portfolio .................................................       4,799.795        45,579         73,725
         Short Duration Bond Portfolio .....................................      15,857.376       180,925        177,602
         Small-Cap Growth Portfolio ........................................       5,883.604        69,535         72,133
         Socially Responsive Portfolio .....................................         775.085         8,952         11,517
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................     469,921.157     7,168,697      7,175,696
         JNF Equity Portfolio ..............................................   3,224,526.870    63,051,099     66,296,272
         JNF Money Market Portfolio ........................................   5,746,888.200     5,746,888      5,746,888
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................      12,078.848       130,005        132,625
         CommodityRealReturn Strategy Portfolio ............................       7,445.612        66,269         67,085
         Emerging Markets Bond Portfolio ...................................       4,897.730        68,292         66,315
         Foreign Bond US Dollar-Hedged Portfolio ...........................         629.034         6,594          6,278
         Global Bond Unhedged Portfolio ....................................       3,570.756        49,056         48,170
         High Yield Portfolio ..............................................       7,032.730        54,051         54,503
         Long Term US Government Portfolio .................................      12,619.428       151,970        138,688
         Low Duration Portfolio ............................................      12,485.537       128,375        130,349
         Real Return Portfolio .............................................      56,417.756       723,234        741,329
         Short-Term Portfolio ..............................................       8,895.180        89,137         90,553
         Total Return Portfolio ............................................      83,577.808       926,902        926,042
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ............................................          30.715           299            346
         Emerging Markets Portfolio ........................................      10,797.758       257,741        335,161
         Equity Income Portfolio ...........................................      14,395.474       323,824        283,303
         Fund Portfolio ....................................................       8,565.846       166,188        192,047
         High Yield Portfolio ..............................................       8,756.767        80,570         92,909
         Mid Cap Value Portfolio ...........................................       1,997.554        31,701         33,619
         Strategic Income Portfolio ........................................         607.083         6,283          6,447
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................      45,097.604       407,125        549,288
         Small-Cap Portfolio ...............................................      47,800.484       386,105        499,514
      Rydex Variable Trust:
         Banking Fund ......................................................         248.045         3,327          3,468
         Basic Materials Fund ..............................................       7,859.481       235,059        289,385
         Biotechnology Fund ................................................       1,499.010        33,854         37,370
         Commodities Strategy Fund .........................................       3,394.039        44,971         46,125
         Consumer Products Fund ............................................       1,921.066        64,544         71,714
         Dow 2X Strategy Fund ..............................................         881.777        64,981         72,086
         Electronics Fund ..................................................       1,116.149         9,982         10,525
         Energy Fund .......................................................      20,696.574       553,890        646,561
         Energy Services Fund ..............................................      32,380.209       738,045        896,284
         Europe 1.25X Strategy Fund ........................................       3,685.774        54,581         54,549
         Financial Services Fund ...........................................         380.967         5,450          5,786
         Government Long Bond 1.2X Strategy Fund ...........................       5,016.612        36,245         35,619
         Health Care Fund ..................................................       1,214.628        30,931         34,204
         Internet Fund .....................................................       1,160.426        22,434         22,873
         Inverse Dow 2X Strategy Fund ......................................      10,584.791       147,245        145,435
         Inverse Government Long Bond Strategy Fund ........................       2,554.813        37,607         36,175
         Inverse Mid-Cap Strategy Fund .....................................         101.756         2,972          2,304
         Inverse NASDAQ-100(R) Strategy Fund ...............................         193.151         2,351          2,281
         Inverse Russell 2000(R) Strategy Fund .............................         307.565         6,567          6,382
         Inverse S&P 500 Strategy Fund .....................................       1,545.298        62,770         54,333
         Japan 2X Strategy Fund ............................................         935.776        17,468         20,110
         Leisure Fund ......................................................         229.859        11,976         12,469
         Mid Cap 1.5X Strategy Fund ........................................       5,123.110        99,247        105,280
         NASDAQ-100(R) Fund ................................................       9,318.962       147,161        176,222
         NASDAQ-100(R) 2X Strategy Fund ....................................      14,679.242       290,696        358,907
         Nova Fund .........................................................         331.630        26,287         24,282
         Precious Metals Fund ..............................................      26,698.469       420,921        508,338

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=========================================================================================================================

                                                                                   SHARES          COST         VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Real Estate Fund ..................................................       4,302.130   $   109,420   $    112,672
         Retailing Fund ....................................................       1,109.610        15,042         15,079
         Russell 2000(R) 1.5X Strategy Fund ................................       2,484.848        57,420         75,663
         Russell 2000(R) 2X Strategy Fund ..................................       4,908.468       551,810        728,416
         S&P 500 2X Strategy Fund ..........................................          60.004         6,412          6,750
         S&P 500 Pure Growth Fund ..........................................       7,304.498       194,726        221,472
         S&P 500 Pure Value Fund ...........................................       2,629.818       197,618        214,015
         S&P MidCap 400 Pure Growth Fund ...................................       5,966.690       210,683        233,835
         S&P MidCap 400 Pure Value Fund ....................................       1,137.877        81,420         90,393
         S&P SmallCap 600 Pure Growth Fund .................................         827.161        20,828         24,708
         S&P SmallCap 600 Pure Value Fund ..................................       3,820.778       371,472        389,643
         SGI All-Asset Aggressive Strategy Fund ............................          60.761         1,388          1,458
         SGI All-Asset Conservative Strategy Fund ..........................          71.792         1,500          1,717
         SGI All-Asset Moderate Strategy Fund ..............................       2,735.833        57,965         67,192
         SGI CLS AdvisorOne Amerigo Fund ...................................         214.719         5,269          7,412
         SGI Multi-Hedge Strategies Fund ...................................         231.776         4,671          4,937
         SGI U.S. Long Short Momentum Fund .................................       5,100.314        64,495         65,284
         Strengthening Dollar 2X Strategy Fund .............................       5,782.862        40,058         37,993
         Technology Fund ...................................................       4,685.712        52,033         57,588
         Telecommunications Fund ...........................................         624.771         5,964          6,898
         Transportation Fund ...............................................       1,543.146        22,901         24,289
         U.S. Government Money Market Fund .................................      37,842.334        37,842         37,843
         Utilities Fund ....................................................      10,005.679       166,851        170,497
         Weakening Dollar 2X Strategy Fund .................................       1,482.354        39,612         37,429
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................       6,136.497        83,956        137,641
         Global Technology Portfolio .......................................       2,509.117        30,643         50,935
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................      62,467.796     1,017,765        923,899
      Van Eck VIP Trust:
         Emerging Markets Fund .............................................      49,729.817       567,549        703,179
         Global Bond Fund ..................................................       3,784.007        43,904         45,522
         Global Hard Assets Fund ...........................................      22,889.522       564,857        862,248
         Multi-Manager Alternatives Fund ...................................       2,354.945        22,437         23,855
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................      40,624.793       657,716        864,496
         Opportunity Fund ..................................................      60,873.778       921,095      1,121,294
-------------------------------------------------------------------------------------------------------------------------
            Total assets ...................................................                                 $136,398,081
=========================================================================================================================

                                                                                   UNITS        UNIT VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio ....................................     410,463.451   $  4.800079   $  1,970,257
         Large Cap Growth Portfolio ........................................     592,895.516      1.914161      1,134,897
         Mid Cap Growth Portfolio ..........................................     296,488.167      2.608045        773,254
         Small Cap Growth Portfolio ........................................     862,426.748      2.033311      1,753,582
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .......................................      20,231.876      1.134153         22,946
      American Century Variable Portfolios, Inc:
         Balanced Fund .....................................................       7,457.048     11.942659         89,057
         Income & Growth Fund ..............................................      81,232.015      1.183403         96,130
         Inflation Protection Fund .........................................       2,707.853     12.834434         34,754
         International Fund ................................................     518,055.625      1.758737        911,124
         Large Company Value Fund ..........................................         304.946      7.616071          2,322
         Ultra Fund ........................................................       3,878.823     10.248150         39,751
         Value Fund ........................................................     328,960.133      2.266799        745,687
         Vista Fund ........................................................       7,165.831      9.375955         67,187
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...........................................       5,476.055     10.671030         58,435

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=========================================================================================================================

                                                                                   UNITS        UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...................................       7,165.528   $ 13.539606   $     97,018
      The Dreyfus Socially Responsible Growth Fund, Inc. ...................     866,316.827      2.135503      1,850,022
      Dreyfus Stock Index Fund .............................................   2,877,609.720      2.564711      7,380,237
      Dreyfus Variable Investment Fund:
         International Value Portfolio .....................................      87,092.380      1.574312        137,111
      Federated Insurance Series:
         Capital Income Fund II ............................................     180,605.463      1.839076        332,147
         High Income Bond Fund II ..........................................     225,014.853      2.425385        545,748
         Kaufmann Fund II ..................................................      30,823.589     10.771088        332,004
      Invesco Variable Insurance Funds:
         Basic Value Fund ..................................................      74,002.903      1.227153         90,813
         Core Equity Fund ..................................................       5,495.803     11.106803         61,041
         Financial Services Fund ...........................................       8,291.050      0.581940          4,825
         Global Health Care Fund ...........................................      46,614.601      1.188658         55,409
         Global Real Estate Fund ...........................................     320,120.121      2.459713        787,404
         High Yield Fund ...................................................       1,786.186     15.098009         26,968
         Mid Cap Core Equity Fund ..........................................      25,514.628      1.805429         46,065
         Technology Fund ...................................................      51,840.863      0.690238         35,783
      Janus Aspen Series:
         Balanced Portfolio ................................................      38,124.398     11.610689        442,651
         Enterprise Portfolio ..............................................   1,592,950.772      3.116484      4,964,406
         Forty Portfolio ...................................................       7,811.574     10.760445         84,056
         Janus Portfolio ...................................................   1,622,592.214      2.341732      3,799,676
         Overseas Portfolio ................................................     501,999.239      4.319135      2,168,202
         Perkins Mid Cap Value Portfolio ...................................       5,201.619     10.764164         55,991
         Worldwide Portfolio ...............................................   2,353,846.378      2.676345      6,299,705
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio .................................      59,065.187     31.135342      1,839,015
         International Equity Portfolio ....................................       7,245.906     13.075086         94,741
         US Small-Mid Cap Equity Portfolio .................................     197,020.520      2.003165        394,665
         US Strategic Equity Portfolio .....................................      25,999.990      1.213884         31,561
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...........................       2,581.919      9.323141         24,072
         ClearBridge Equity Income Builder Portfolio .......................         263.078      8.734715          2,298
         ClearBridge Fundamental All Cap Value Portfolio ...................         782.181      8.840796          6,915
         ClearBridge Large Cap Growth Portfolio ............................         362.922      9.466942          3,436
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ....................       4,679.855     13.759651         64,393
         Western Asset Strategic Bond Portfolio ............................       7,477.722     12.433100         92,971
      Lord Abbett Series Fund, Inc:
         Capital Structure Value Portfolio .................................      62,915.532      1.705287        107,289
         Growth and Income Portfolio .......................................     502,966.035      1.514585        761,785
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..........................................      24,720.507      1.277042         31,569
         Partners Portfolio ................................................     144,220.190      1.814004        261,616
         Regency Portfolio .................................................      38,374.061      1.921220         73,725
         Short Term Duration Bond Portfolio ................................     126,353.577      1.405597        177,602
         Small-Cap Growth Portfolio ........................................      56,848.588      1.268859         72,133
         Socially Responsive Portfolio .....................................         844.692     13.634938         11,517
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................     703,566.538      9.962321      7,009,156
         JNF Equity Portfolio - Qualified ..................................   7,375,376.424      8.578355     63,268,597
         JNF Equity Portfolio - Nonqualified ...............................     206,510.723      8.578355      1,771,522
         JNF Money Market Portfolio ........................................     575,335.668      9.925755      5,710,641
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...............................................      10,579.377     12.536227        132,625
         CommodityRealReturn Strategy Portfolio ............................       5,994.719     11.190696         67,085
         Emerging Markets Bond Portfolio ...................................       4,848.496     13.677428         66,315
         Foreign Bond US Dollar-Hedged Portfolio ...........................         502.080     12.504379          6,278
         Global Bond Unhedged Portfolio ....................................       3,467.852     13.890512         48,170
         High Yield Portfolio ..............................................       4,227.422     12.892712         54,503

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=========================================================================================================================

                                                                                   UNITS        UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust: (continued)
         Long Term US Government Portfolio .................................      10,587.257   $ 13.099514   $    138,688
         Low Duration Portfolio ............................................      10,597.388     12.300109        130,349
         Real Return Portfolio .............................................     511,708.522      1.448732        741,329
         Short-Term Portfolio ..............................................       7,816.170     11.585331         90,553
         Total Return Portfolio ............................................     624,936.989      1.481816        926,042
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ............................................          38.394      9.013569            346
         Emerging Markets Portfolio ........................................      26,181.514     12.801456        335,161
         Equity Income Portfolio ...........................................     231,484.833      1.223851        283,303
         Fund Portfolio ....................................................     176,223.486      1.089793        192,047
         High Yield Portfolio ..............................................       6,732.900     13.799300         92,909
         Mid Cap Value Portfolio ...........................................       2,794.111     12.032129         33,619
         Strategic Income Portfolio ........................................         492.189     13.099349          6,447
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................     213,624.242      2.571282        549,288
         Small-Cap Portfolio ...............................................     198,629.452      2.370512        470,853
      Rydex Variable Trust:
         Banking Fund ......................................................         626.250      5.537182          3,468
         Basic Materials Fund ..............................................      13,520.905     21.402814        289,385
         Biotechnology Fund ................................................       3,314.064     11.276148         37,370
         Commodities Strategy Fund .........................................       7,607.509      6.063085         46,125
         Consumer Products Fund ............................................       5,250.372     13.658777         71,714
         Dow 2X Strategy Fund ..............................................       7,808.401      9.231829         72,086
         Electronics Fund ..................................................       1,256.753      8.375052         10,525
         Energy Fund .......................................................      30,798.027     20.993598        646,561
         Energy Services Fund ..............................................      38,983.664     22.350348        871,298
         Europe 1.25X Strategy Fund ........................................       5,640.352      9.671272         54,549
         Financial Services Fund ...........................................         766.785      7.546422          5,786
         Government Long Bond 1.2X Strategy Fund ...........................      29,056.403      1.225849         35,619
         Health Care Fund ..................................................       2,920.402     11.712031         34,204
         Internet Fund .....................................................       1,641.635     13.932876         22,873
         Inverse Dow 2X Strategy Fund ......................................      39,412.916      3.690025        145,435
         Inverse Government Long Bond Strategy Fund ........................      61,965.204      0.583801         36,175
         Inverse Mid-Cap Strategy Fund .....................................         496.396      4.640720          2,304
         Inverse NASDAQ-100(R) Strategy Fund ...............................         452.279      5.043445          2,281
         Inverse Russell 2000(R) Strategy Fund .............................       1,467.695      4.348422          6,382
         Inverse S&P 500 Strategy Fund .....................................     104,108.535      0.521888         54,333
         Japan 2X Strategy Fund ............................................       1,915.593     10.498035         20,110
         Leisure Fund ......................................................       1,105.047     11.283983         12,469
         Mid Cap 1.5X Strategy Fund ........................................      50,323.042      2.092081        105,280
         NASDAQ-100(R) Fund ................................................       9,895.139     17.808913        176,222
         NASDAQ-100(R) 2X Strategy Fund ....................................      29,467.025     12.179965        358,907
         Nova Fund .........................................................       2,431.582      9.986141         24,282
         Precious Metals Fund ..............................................      21,150.114     24.034764        508,338
         Real Estate Fund ..................................................       8,628.901     13.057529        112,672
         Retailing Fund ....................................................       1,219.357     12.366538         15,079
         Russell 2000(R) 1.5X Strategy Fund ................................      39,045.285      1.937829         75,663
         Russell 2000(R) 2X Strategy Fund ..................................     122,709.721      5.936089        728,416
         S&P 500 2X Strategy Fund ..........................................         817.488      8.257180          6,750
         S&P 500 Pure Growth Fund ..........................................      17,952.075     12.336854        221,472
         S&P 500 Pure Value Fund ...........................................      18,740.270     11.420047        214,015
         S&P MidCap 400 Pure Growth Fund ...................................      13,540.347     17.269469        233,835
         S&P MidCap 400 Pure Value Fund ....................................       6,672.487     13.547190         90,393
         S&P SmallCap 600 Pure Growth Fund .................................       1,801.266     13.716797         24,708
         S&P SmallCap 600 Pure Value Fund ..................................      31,833.574     12.239996        389,643
         SGI All-Asset Aggressive Strategy Fund ............................         138.792     10.504014          1,458
         SGI All-Asset Conservative Strategy Fund ..........................         164.873     10.414515          1,717
         SGI All-Asset Moderate Strategy Fund ..............................       6,431.623     10.447124         67,192
         SGI CLS AdvisorOne Amerigo Fund ...................................         590.841     12.544959          7,412
         SGI Multi-Hedge Strategies Fund ...................................         573.548      8.608308          4,937
         SGI U.S. Long Short Momentum Fund .................................      38,694.078      1.687186         65,284

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

==========================================================================================================================

                                                                                      UNITS      UNIT VALUE      VALUE
--------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Strengthening Dollar 2X Strategy Fund ...................................     5,707.508   $ 6.656745  $      37,993
       Technology Fund .........................................................     5,082.260    11.331162         57,588
       Telecommunications Fund .................................................       634.127    10.877041          6,898
       Transportation Fund .....................................................     1,768.969    13.730665         24,289
       U.S. Government Money Market Fund .......................................    36,673.589     1.031891         37,843
       Utilities Fund ..........................................................    12,113.000    14.075502        170,497
       Weakening Dollar 2X Strategy Fund .......................................     3,343.547    11.194449         37,429
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ................................   145,557.541     0.945612        137,641
       Global Technology Portfolio .............................................    66,762.212     0.745617         49,779
     Third Avenue Variable Series Trust:
       Value Portfolio .........................................................   508,185.865     1.818033        923,899
     Van Eck VIP Trust:
       Emerging Markets Fund ...................................................   289,630.480     2.427850        703,179
       Global Bond Fund ........................................................    23,714.618     1.919564         45,522
       Global Hard Assets Fund .................................................   182,276.574     4.730439        862,248
       Multi-Manager Alternatives Fund .........................................    21,910.171     1.088783         23,855
     Wells Fargo Advantage VT Funds:
       Discovery Fund ..........................................................    53,780.109    16.074633        864,496
       Opportunity Fund ........................................................   393,012.029     2.853079      1,121,294
--------------------------------------------------------------------------------------------------------------------------
         Net assets ............................................................                             $ 134,492,971
==========================================================================================================================
Net assets attributable to contract owners' annuity payment reserves:
     The Alger Portfolios:
       Capital Appreciation Portfolio ..........................................                             $      20,070
     The Dreyfus Socially Responsible Growth Fund, Inc .........................                                    21,951
     Dreyfus Stock Index Fund ..................................................                                   119,451
     Federated Insurance Series:
       Capital Income Fund II ..................................................                                     4,830
     Invesco Variable Insurance Funds:
       High Yield Fund .........................................................                                    70,906
     Janus Aspen Series:
       Enterprise Portfolio ....................................................                                     8,187
       Janus Portfolio .........................................................                                    59,723
       Worldwide Portfolio .....................................................                                    48,435
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio .......................................                                     1,320
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Large Cap Growth Portfolio ..................................                                       873
     Legg Mason Partners Variable Income Trust:
       Western Asset Strategic Bond Portfolio ..................................                                       920
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ......................................................                                    34,701
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ..................................................                                   166,540
       JNF Equity Portfolio - Qualified ........................................                                 1,256,153
       JNF Money Market Portfolio ..............................................                                    23,217
     Royce Capital Fund:
       Small-Cap Portfolio .....................................................                                    28,661
     Rydex Variable Trust:
       Energy Services Fund ....................................................                                    24,986
     Seligman Portfolios, Inc.:
       Global Technology Portfolio .............................................                                     1,156
--------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves ..                             $   1,892,080
==========================================================================================================================
Net assets attributable to contract owners' death benefit reserves:
     Northern Lights Variable Trust:
       JNF Money Market Portfolio ..............................................                             $      13,030
--------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' death benefit reserves ....                             $      13,030
==========================================================================================================================
           Net assets attributable to contract owners' reserves ................                             $ 136,398,081
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                                             ALLIANCEBERNSTEIN
                                                                                                                 VARIABLE
                                                                                                                 PRODUCTS
                                                                THE ALGER PORTFOLIOS                              SERIES
                                                ---------------------------------------------------------    ------------------
                                                   CAPITAL       LARGE CAP       MID CAP       SMALL CAP        GROWTH AND
                                                APPRECIATION      GROWTH         GROWTH         GROWTH            INCOME
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .......................   $      7,391    $     7,701    $        --    $        --       $      --
Expenses:
   Mortality and expense risk fees ..........         18,454         10,475          6,838         15,629             259
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........        (11,063)        (2,774)        (6,838)       (15,629)           (259)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........         83,652         16,353        (50,721)        56,477          (5,924)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares .......................             --             --             --             --              --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .......................             --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on
       investments in portfolio shares ......         83,652         16,353        (50,721)        56,477          (5,924)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares .........................        147,381        111,016        175,401        302,877          11,252
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations ...............................   $    219,970    $   124,595    $   117,842    $   343,725       $   5,069
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                                             ALLIANCEBERNSTEIN
                                                                                                                  VARIABLE
                                                                                                                  PRODUCTS
                                                                   THE ALGER PORTFOLIOS                            SERIES
                                                ---------------------------------------------------------    ------------------
                                                   CAPITAL       LARGE CAP       MID CAP       SMALL CAP         GROWTH AND
                                                APPRECIATION       GROWTH        GROWTH         GROWTH             INCOME
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........   $    (11,063)   $    (2,774)   $    (6,838)   $   (15,629)      $    (259)
   Net realized gain (loss) on investments
     in portfolio shares ....................         83,652         16,353        (50,721)        56,477          (5,924)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .......................        147,381        111,016        175,401        302,877          11,252
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ......................        219,970        124,595        117,842        343,725           5,069
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ...................         54,139         64,118         37,887         71,973           2,876
   Contract redemptions .....................       (161,075)       (69,279)       (31,268)      (100,624)        (30,036)
   Net transfers (including mortality
     transfers) .............................        (20,697)       (95,167)        (2,442)       (44,047)         28,221
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...       (127,633)      (100,328)         4,177        (72,698)          1,061
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ..         92,337         24,267        122,019        271,027           6,130
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............      1,897,990      1,110,630        651,235      1,482,555          16,816
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ..............   $  1,990,327    $ 1,134,897    $   773,254    $ 1,753,582       $  22,946
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================

                                                                                                           DIREXION
                                                                                                           INSURANCE
                                  AMERICAN CENTURY VARIABLE PORTFOLIOS                                       TRUST
-------------------------------------------------------------------------------------------------------   -----------
                                                         LARGE
               INCOME &     INFLATION                   COMPANY                                           DYNAMIC VP
 BALANCED       GROWTH     PROTECTION   INTERNATIONAL    VALUE      ULTRA         VALUE        VISTA       HY BOND
---------------------------------------------------------------------------------------------------------------------
$    1,549   $     1,353   $      684   $      18,601   $    33   $      187   $    15,224   $       --   $      427

       811           888          414           8,173        22          387         6,847          613          112
---------------------------------------------------------------------------------------------------------------------
       738           465          270          10,428        11         (200)        8,377         (613)         315
---------------------------------------------------------------------------------------------------------------------

      (181)       (3,265)         918         (54,024)        4          758       (31,968)      (4,622)       2,926

        --            --           --              --        --           --            --           --           --

        --            --           --              --        --           --            --           --           --
---------------------------------------------------------------------------------------------------------------------
      (181)       (3,265)         918         (54,024)        4          758       (31,968)      (4,622)       2,926
---------------------------------------------------------------------------------------------------------------------

     7,743        14,183          528         143,975       193        7,228       105,125       17,174       (2,497)
---------------------------------------------------------------------------------------------------------------------
$    8,300   $    11,383   $    1,716   $     100,379   $   208   $    7,786   $    81,534   $   11,939   $      744
=====================================================================================================================

=====================================================================================================================

                                                                                                           DIREXION
                                                                                                           INSURANCE
                                  AMERICAN CENTURY VARIABLE PORTFOLIOS                                       TRUST
-------------------------------------------------------------------------------------------------------   -----------
                                                         LARGE
               INCOME &     INFLATION                   COMPANY                                           DYNAMIC VP
 BALANCED       GROWTH     PROTECTION   INTERNATIONAL    VALUE      ULTRA         VALUE        VISTA        HY BOND
---------------------------------------------------------------------------------------------------------------------
$      738   $       465   $      270   $      10,428   $    11   $     (200)  $     8,377   $     (613)  $      315
      (181)       (3,265)         918         (54,024)        4          758       (31,968)      (4,622)       2,926

     7,743        14,183          528         143,975       193        7,228       105,125       17,174       (2,497)
---------------------------------------------------------------------------------------------------------------------
     8,300        11,383        1,716         100,379       208        7,786        81,534       11,939          744
---------------------------------------------------------------------------------------------------------------------
    12,259         4,799        6,704          29,234        --          676        45,305        1,674        4,501
      (453)       (6,133)        (238)        (24,783)       --      (47,343)      (24,010)      (1,762)         (66)
    (3,070)          165       (7,810)        (29,262)       --       78,632       (29,059)      (6,243)      19,296
---------------------------------------------------------------------------------------------------------------------

     8,736        (1,169)      (1,344)        (24,811)       --       31,965        (7,764)      (6,331)      23,731
---------------------------------------------------------------------------------------------------------------------
    17,036        10,214          372          75,568       208       39,751        73,770        5,608       24,475
---------------------------------------------------------------------------------------------------------------------
    72,021        85,916       34,382         835,556     2,114           --       671,917       61,579       33,960
---------------------------------------------------------------------------------------------------------------------
$   89,057   $    96,130   $   34,754   $     911,124   $ 2,322   $   39,751   $   745,687   $   67,187   $   58,435
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                   DREYFUS                                                              FEDERATED
                                                  INVESTMENT                                       DREYFUS VARIABLE     INSURANCE
                                                  PORTFOLIOS                                       INVESTMENT FUND       SERIES
                                                -------------                                      ----------------    -----------
                                                    SMALL           DREYFUS
                                                     CAP           SOCIALLY          DREYFUS
                                                    STOCK         RESPONSIBLE         STOCK          INTERNATIONAL       CAPITAL
                                                    INDEX           GROWTH            INDEX              VALUE          INCOME II
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ......................   $         187    $      16,118    $     128,124    $          2,869    $   16,989
Expenses:
   Mortality and expense risk fees ..........             539           17,850           70,507               1,414         3,031
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .......            (352)          (1,732)          57,617               1,455        13,958
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .......          17,096           50,361         (217,219)            (28,105)         (336)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ......................              --               --               --                  --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ......................              --               --               --                  --            --
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ................          17,096           50,361         (217,219)            (28,105)         (336)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...................................          (9,729)         179,186        1,057,294              31,785        18,255
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ....................   $       7,015    $     227,815    $     897,692    $          5,135    $   31,877
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                   DREYFUS                                                              FEDERATED
                                                  INVESTMENT                                       DREYFUS VARIABLE     INSURANCE
                                                  PORTFOLIOS                                       INVESTMENT FUND        SERIES
                                                -------------                                      ----------------    -----------
                                                    SMALL           DREYFUS
                                                     CAP           SOCIALLY          DREYFUS
                                                    STOCK         RESPONSIBLE         STOCK          INTERNATIONAL       CAPITAL
                                                    INDEX           GROWTH            INDEX              VALUE          INCOME II
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........   $        (352)   $      (1,732)   $      57,617    $          1,455    $   13,958
   Net realized gain (loss) on investments in
      portfolio shares ......................          17,096           50,361         (217,219)            (28,105)         (336)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ......................          (9,729)         179,186        1,057,294              31,785        18,255
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ....................           7,015          227,815          897,692               5,135        31,877
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .............................             636           63,459          255,512               9,594         8,754
   Contract redemptions .....................         (62,795)        (207,856)        (861,419)            (12,596)       (6,376)
   Net transfers (including mortality
      transfers) ............................          63,553          (38,342)          73,460             (27,924)       21,636
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners'
         transactions .......................           1,394         (182,739)        (532,447)            (30,926)       24,014
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets .............................           8,409           45,076          365,245             (25,791)       55,891
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............          88,609        1,826,897        7,134,443             162,902       281,086
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period ................   $      97,018    $   1,871,973    $   7,499,688    $        137,111    $  336,977
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

              FEDERATED INSURANCE SERIES (CONTINUED)                            INVESCO VARIABLE INSURANCE FUNDS (b) *
-----------------------------------------------------------------   --------------------------------------------------------------
   HIGH                                                                                                   GLOBAL         GLOBAL
  INCOME        INTERNATIONAL                       MARKET            BASIC       CORE      FINANCIAL     HEALTH          REAL
  BOND II      EQUITY II (a)*   KAUFMANN II   OPPORTUNITY II (a)*     VALUE      EQUITY      SERVICES      CARE          ESTATE
----------------------------------------------------------------------------------------------------------------------------------
$     45,559   $          215   $        --       $       177       $     353   $     533   $       5   $       --    $    34,878

       5,125              132         2,927                37           1,036         591          38          509          7,095
----------------------------------------------------------------------------------------------------------------------------------
      40,434               83        (2,927)              140            (683)        (58)        (33)        (509)        27,783
----------------------------------------------------------------------------------------------------------------------------------

     (13,945)         (22,495)       (6,800)             (100)        (36,646)     (1,668)        (62)      (1,831)      (241,361)

          --               --            --                --              --          --          --           --             --

          --               --            --                --              --          --          --           --             --
----------------------------------------------------------------------------------------------------------------------------------
     (13,945)         (22,495)       (6,800)             (100)        (36,646)     (1,668)        (62)      (1,831)      (241,361)
----------------------------------------------------------------------------------------------------------------------------------

      38,548           17,647        56,671               200          41,794       7,458          91        4,538        319,967
----------------------------------------------------------------------------------------------------------------------------------
$     65,037   $       (4,765)  $    46,944       $       240       $   4,465   $   5,732   $      (4)  $    2,198    $   106,389
==================================================================================================================================

==================================================================================================================================

              FEDERATED INSURANCE SERIES (CONTINUED)                            INVESCO VARIABLE INSURANCE FUNDS (b) *
-----------------------------------------------------------------   --------------------------------------------------------------
   HIGH                                                                                                   GLOBAL         GLOBAL
  INCOME        INTERNATIONAL                       MARKET            BASIC       CORE      FINANCIAL     HEALTH          REAL
  BOND II      EQUITY II (a)*   KAUFMANN II   OPPORTUNITY II (a)*     VALUE      EQUITY      SERVICES      CARE          ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$     40,434   $           83   $    (2,927)      $       140       $    (683)  $     (58)  $     (33)  $     (509)   $    27,783
     (13,945)         (22,495)       (6,800)             (100)        (36,646)     (1,668)        (62)      (1,831)      (241,361)

      38,548           17,647        56,671               200          41,794       7,458          91        4,538        319,967
----------------------------------------------------------------------------------------------------------------------------------
      65,037           (4,765)       46,944               240           4,465       5,732          (4)       2,198        106,389
----------------------------------------------------------------------------------------------------------------------------------
      15,698              100        12,741                10           6,016       5,191         289        7,355         97,045
     (68,775)          (2,205)      (11,097)               --         (14,077)     (3,402)         --       (5,482)       (27,405)
      13,036          (72,418)        5,868           (25,773)        (15,502)    (14,776)      4,099        3,077       (107,285)
----------------------------------------------------------------------------------------------------------------------------------

     (40,041)         (74,523)        7,512           (25,763)        (23,563)    (12,987)      4,388        4,950        (37,645)
----------------------------------------------------------------------------------------------------------------------------------
      24,996          (79,288)       54,456           (25,523)        (19,098)     (7,255)      4,384        7,148         68,744
----------------------------------------------------------------------------------------------------------------------------------
     520,752           79,288       277,548            25,523         109,911      68,296         441       48,261        718,660
----------------------------------------------------------------------------------------------------------------------------------
$    545,748   $           --   $   332,004       $        --       $  90,813   $  61,041   $   4,825   $   55,409    $   787,404
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=============================================================================================================================

                                                               INVESCO VARIABLE
                                                       INSURANCE FUNDS (CONTINUED) (b) *             JANUS ASPEN SERIES
                                                  ------------------------------------------    -----------------------------
                                                                     MID CAP
                                                      HIGH            CORE
                                                      YIELD          EQUITY       TECHNOLOGY      BALANCED       ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ........................   $     18,758    $        157    $       --    $    11,997    $       3,091
Expenses:
   Mortality and expense risk fees ............          1,636             588           305          4,073           45,488
-----------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........         17,122            (431)         (305)         7,924          (42,397)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........          5,034          (8,502)         (120)        (2,375)        (142,520)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ........................             --              --            --             --               --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ........................             --              --            --             --               --
-----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ..................          5,034          (8,502)         (120)        (2,375)        (142,520)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ...........................         (1,854)         14,426         6,297         24,473        1,199,268
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ......................   $     20,302    $      5,493    $    5,872    $    30,022    $   1,014,351
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=============================================================================================================================

                                                               INVESCO VARIABLE
                                                       INSURANCE FUNDS (CONTINUED) (b) *             JANUS ASPEN SERIES
                                                  ------------------------------------------    -----------------------------
                                                                     MID CAP
                                                      HIGH            CORE
                                                      YIELD          EQUITY       TECHNOLOGY      BALANCED       ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............   $     17,122    $       (431)   $     (305)   $     7,924    $     (42,397)
   Net realized gain (loss) on investments
      in portfolio shares .....................          5,034          (8,502)         (120)        (2,375)        (142,520)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ........................         (1,854)         14,426         6,297         24,473        1,199,268
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .......................         20,302           5,493         5,872         30,022        1,014,351
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ....................            828           1,633           437         16,297          178,692
   Contract redemptions .......................        (28,819)        (25,150)           --        (32,960)        (826,086)
   Net transfers (including mortality
      transfers) ..............................         11,730          (5,014)        2,418        132,212          (25,530)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ....        (16,261)        (28,531)        2,855        115,549         (672,924)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...          4,041         (23,038)        8,727        145,571          341,427
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............         93,833          69,103        27,056        297,080        4,631,166
-----------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............   $     97,874    $     46,065    $   35,783    $   442,651    $   4,972,593
=============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                   JANUS ASPEN SERIES (CONTINUED)                                         LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------   ----------------------------
                                  GROWTH                                     PERKINS                      EMERGING
                GLOBAL LIFE        AND                                       MID CAP                      MARKETS     INTERNATIONAL
    FORTY      SCIENCES (c)*   INCOME (c)*       JANUS        OVERSEAS        VALUE        WORLDWIDE       EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$        295   $          49   $     2,898   $     39,726   $     12,399   $       351   $     36,875   $    20,045   $       1,204

       1,866              61         1,126         36,679         17,397           444         60,226        15,736             879
------------------------------------------------------------------------------------------------------------------------------------
      (1,571)            (12)        1,772          3,047         (4,998)          (93)       (23,351)        4,309             325
------------------------------------------------------------------------------------------------------------------------------------

     (68,120)             67       (50,232)      (131,280)       (97,521)        3,875       (359,172)      (94,006)         (1,379)

          --              --            --             --             --            --             --            --              --

          --             327            --             --             --            --             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
     (68,120)            394       (50,232)      (131,280)       (97,521)        3,875       (359,172)      (94,006)         (1,379)
------------------------------------------------------------------------------------------------------------------------------------

      90,816             (74)       67,987        595,609        482,461         2,904      1,210,021       395,180           6,025
------------------------------------------------------------------------------------------------------------------------------------
$     21,125   $         308   $    19,527   $    467,376   $    379,942   $     6,686   $    827,498   $   305,483   $       4,971
====================================================================================================================================

====================================================================================================================================

                                   JANUS ASPEN SERIES (CONTINUED)                                         LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------   ----------------------------
                                  GROWTH                                     PERKINS                      EMERGING
                GLOBAL LIFE        AND                                       MID CAP                      MARKETS     INTERNATIONAL
    FORTY      SCIENCES (c)*   INCOME (c)*       JANUS        OVERSEAS        VALUE        WORLDWIDE       EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$     (1,571)  $         (12)  $     1,772   $      3,047   $     (4,998)  $       (93)  $    (23,351)  $     4,309   $       325
     (68,120)            394       (50,232)      (131,280)       (97,521)        3,875       (359,172)      (94,006)       (1,379)

      90,816             (74)       67,987        595,609        482,461         2,904      1,210,021       395,180         6,025
------------------------------------------------------------------------------------------------------------------------------------
      21,125             308        19,527        467,376        379,942         6,686        827,498       305,483         4,971
------------------------------------------------------------------------------------------------------------------------------------

       6,736              --           322        179,243        150,535         6,582        233,834        95,556           192
     (59,884)             --        (6,458)      (458,199)      (139,195)      (13,593)      (582,182)      (86,837)         (243)
    (323,219)        (19,520)     (446,051)      (158,898)       202,081        24,840       (278,946)       34,395         1,237
------------------------------------------------------------------------------------------------------------------------------------

    (376,367)        (19,520)     (452,187)      (437,854)       213,421        17,829       (627,294)       43,114         1,186
------------------------------------------------------------------------------------------------------------------------------------
    (355,242)        (19,212)     (432,660)        29,522        593,363        24,515        200,204       348,597         6,157
------------------------------------------------------------------------------------------------------------------------------------
     439,298          19,212       432,660      3,829,877      1,574,839        31,476      6,147,936     1,491,738        88,584
------------------------------------------------------------------------------------------------------------------------------------
$     84,056   $          --   $        --   $  3,859,399   $  2,168,202   $    55,991   $  6,348,140   $ 1,840,335   $    94,741
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                      LAZARD RETIREMENT               LEGG MASON PARTNERS
                                                                      SERIES (CONTINUED)             VARIABLE EQUITY TRUST
                                                                    ---------------------   ----------------------------------------
                                                                        US                                CLEARBRIDGE   CLEARBRIDGE
                                                                    SMALL-MID       US      CLEARBRIDGE      EQUITY     FUNDAMENTAL
                                                                       CAP      STRATEGIC    AGGRESSIVE      INCOME       ALL CAP
                                                                      EQUITY      EQUITY      GROWTH        BUILDER      VALUE (d)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $   1,083   $     236   $        30   $        86   $       108
Expenses:
   Mortality and expense risk fees ..............................       3,850         523           197            21            60
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................      (2,767)       (287)         (167)           65            48
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................     (57,263)    (26,581)        2,595            25          (260)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................      22,356          --            --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................       8,405          --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ..................................................     (26,502)    (26,581)        2,595            25          (260)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................     103,768      29,329         2,403           143         1,108
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $  74,499   $   2,461   $     4,831   $       233   $       896
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                      LAZARD RETIREMENT               LEGG MASON PARTNERS
                                                                      SERIES (CONTINUED)             VARIABLE EQUITY TRUST
                                                                    ---------------------   ----------------------------------------
                                                                        US                                CLEARBRIDGE   CLEARBRIDGE
                                                                    SMALL-MID       US      CLEARBRIDGE      EQUITY     FUNDAMENTAL
                                                                       CAP      STRATEGIC    AGGRESSIVE      INCOME       ALL CAP
                                                                      EQUITY      EQUITY      GROWTH        BUILDER      VALUE (d)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $  (2,767)  $    (287)  $      (167)  $        65   $        48
   Net realized gain (loss) on investments in portfolio shares ..     (26,502)    (26,581)        2,595            25          (260)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................     103,768      29,329         2,403           143         1,108
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....      74,499       2,461         4,831           233           896
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........      32,907         498         5,594            --           929
   Contract redemptions .........................................     (77,215)    (52,939)          (35)         (114)         (700)
   Net transfers (including mortality transfers) ................     (56,941)      4,882          (654)           --            15
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ...........................................    (101,249)    (47,559)        4,905          (114)          244
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................     (26,750)    (45,098)        9,736           119         1,140
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     421,415      76,659        14,336         2,179         5,775
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $ 394,665   $  31,561   $    24,072   $     2,298   $     6,915
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================

   LEGG MASON
    PARTNERS
VARIABLE EQUITY         LEGG MASON
     TRUST              PARTNERS                    LORD ABBETT                   NEUBERGER BERMAN ADVISERS
  (CONTINUED)      VARIABLE INCOME TRUST            SERIES FUND                       MANAGEMENT TRUST
---------------   -----------------------   ---------------------------   ------------------------------------------
                    WESTERN      WESTERN
  CLEARBRIDGE        ASSET        ASSET                                                                      SHORT
   LARGE CAP      GLOBAL HIGH   STRATEGIC      CAPITAL       GROWTH AND    MID-CAP                         DURATION
     GROWTH        YIELD BOND      BOND     STRUCTURE (e)*     INCOME      GROWTH    PARTNERS    REGENCY     BOND
--------------------------------------------------------------------------------------------------------------------
$             5   $       935   $   1,163   $        2,880   $    3,906   $     --   $  1,943   $    498   $  9,734

             37           137         612              840        6,835        439      3,145        713      1,644
--------------------------------------------------------------------------------------------------------------------
            (32)          798         551            2,040       (2,929)      (439)    (1,202)      (215)     8,090
--------------------------------------------------------------------------------------------------------------------

            (17)        1,702       7,911             (144)     (20,023)   (12,114)    14,966     11,709      3,858

             --            --          --               --           --         --         --         --         --

             --            --          --               --           --         --         --         --         --
--------------------------------------------------------------------------------------------------------------------
            (17)        1,702       7,911             (144)     (20,023)   (12,114)    14,966     11,709      3,858
--------------------------------------------------------------------------------------------------------------------

            385           (89)     (1,151)           9,864      131,640     22,403     22,490      5,773     (5,299)
--------------------------------------------------------------------------------------------------------------------
$           336   $     2,411   $   7,311   $       11,760   $  108,688   $  9,850   $ 36,254   $ 17,267   $  6,649
====================================================================================================================

====================================================================================================================

   LEGG MASON
    PARTNERS
VARIABLE EQUITY         LEGG MASON
     TRUST              PARTNERS                    LORD ABBETT                   NEUBERGER BERMAN ADVISERS
  (CONTINUED)      VARIABLE INCOME TRUST            SERIES FUND                       MANAGEMENT TRUST
---------------   -----------------------   ---------------------------   ------------------------------------------
                    WESTERN      WESTERN
  CLEARBRIDGE        ASSET        ASSET                                                                      SHORT
   LARGE CAP      GLOBAL HIGH   STRATEGIC      CAPITAL       GROWTH AND    MID-CAP                         DURATION
     GROWTH        YIELD BOND      BOND     STRUCTURE (e)*     INCOME      GROWTH    PARTNERS    REGENCY     BOND
--------------------------------------------------------------------------------------------------------------------
$           (32)  $       798   $     551   $        2,040   $   (2,929)  $   (439)  $ (1,202)  $   (215)  $  8,090
            (17)        1,702       7,911             (144)     (20,023)   (12,114)    14,966     11,709      3,858

            385           (89)     (1,151)           9,864      131,640     22,403     22,490      5,773     (5,299)
--------------------------------------------------------------------------------------------------------------------
            336         2,411       7,311           11,760      108,688      9,850     36,254     17,267      6,649
--------------------------------------------------------------------------------------------------------------------

            482           139       3,262           13,774       57,263      3,309     13,643         --     13,775
            (30)      (15,510)     (3,374)             (70)     (70,041)   (37,683)   (93,166)    (3,980)    (2,325)
           (174)       48,075      30,989            8,635        8,651     (5,469)    35,227    (15,114)    33,397
--------------------------------------------------------------------------------------------------------------------

            278        32,704      30,877           22,339       (4,127)   (39,843)   (44,296)   (19,094)    44,847
--------------------------------------------------------------------------------------------------------------------
            614        35,115      38,188           34,099      104,561    (29,993)    (8,042)    (1,827)    51,496
--------------------------------------------------------------------------------------------------------------------
          3,695        29,278      55,703           73,190      657,224     61,562    304,359     75,552    126,106
--------------------------------------------------------------------------------------------------------------------
$         4,309   $    64,393   $  93,891   $      107,289   $  761,785   $ 31,569   $296,317   $ 73,725   $177,602
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                        NEUBERGER BERMAN
                                                                      ADVISERS MANAGEMENT
                                                                       TRUST (CONTINUED)          NORTHERN LIGHTS VARIABLE  TRUST
                                                                    -----------------------   --------------------------------------
                                                                                                                            JNF
                                                                                                                           LOOMIS
                                                                     SMALL-CAP    SOCIALLY       JNF           JNF         SAYLES
                                                                       GROWTH    RESPONSIVE    BALANCED       EQUITY      BOND (f)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $       --   $        4   $   99,359   $    464,994   $      --
Expenses:
   Mortality and expense risk fees ..............................          193           99       71,281        479,237          --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................         (193)         (95)      28,078        (14,243)         --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................           99         (131)    (144,266)      (803,038)        (19)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --           --           --             --          18
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................           --           --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in  portfolio
         shares .................................................           99         (131)    (144,266)      (803,038)         (1)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................        4,776        2,242      825,353     14,545,851           1
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $    4,682   $    2,016   $  709,165   $ 13,728,570   $      --
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                        NEUBERGER BERMAN
                                                                      ADVISERS MANAGEMENT
                                                                       TRUST (CONTINUED)          NORTHERN LIGHTS VARIABLE  TRUST
                                                                    -----------------------   --------------------------------------
                                                                                                                            JNF
                                                                                                                           LOOMIS
                                                                     SMALL-CAP    SOCIALLY       JNF           JNF         SAYLES
                                                                       GROWTH    RESPONSIVE    BALANCED       EQUITY      BOND (f)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $     (193)  $      (95)  $   28,078   $    (14,243)  $      --
   Net realized gain (loss) on investments in portfolio shares ..           99         (131)    (144,266)      (803,038)         (1)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................        4,776        2,242      825,353     14,545,851           1
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....        4,682        2,016      709,165     13,728,570          --
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........        1,028          768      195,117        938,380          --
   Contract redemptions .........................................      (29,879)         (15)    (931,693)    (5,192,783)         --
   Net transfers (including mortality transfers) ................       87,690         (145)    (108,646)    (1,808,210)        (41)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract owners'
      transactions ..............................................       58,839          608     (845,222)    (6,062,613)        (41)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................       63,521        2,624     (136,057)     7,665,957         (41)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        8,612        8,893    7,311,753     58,630,315          41
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $   72,133   $   11,517   $7,175,696   $ 66,296,272   $      --
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
   TRUST
(CONTINUED)                                         PIMCO VARIABLE INSURANCE TRUST
-----------   ----------------------------------------------------------------------------------------------------------
                                                          FOREIGN
    JNF                      COMMODITY-     EMERGING        BOND        GLOBAL                   LONG TERM
   MONEY          ALL        REALRETURN      MARKETS     US DOLLAR-      BOND         HIGH          US          LOW
   MARKET        ASSET        STRATEGY        BOND         HEDGED      UNHEDGED       YIELD     GOVERNMENT    DURATION
------------------------------------------------------------------------------------------------------------------------
$       949   $     8,607   $      5,063   $    3,630   $       431   $    1,782   $    3,335   $    4,294   $    1,580

     62,681         1,118            353          761           244          646          459        1,200          956
------------------------------------------------------------------------------------------------------------------------
    (61,732)        7,489          4,710        2,869           187        1,136        2,876        3,094          624
------------------------------------------------------------------------------------------------------------------------

         --        10,219         (5,805)      11,608         1,313        1,129        2,894        6,616        1,198

         --            --          1,441           --           146        2,032           --        3,782          422

         --            --             --           --            28          406           --           --           --
------------------------------------------------------------------------------------------------------------------------
         --        10,219         (4,364)      11,608         1,487        3,567        2,894       10,398        1,620
------------------------------------------------------------------------------------------------------------------------

         --        (5,560)         1,916       (2,002)         (119)       1,801         (234)      (8,576)       1,034
------------------------------------------------------------------------------------------------------------------------
$   (61,732)  $    12,148   $      2,262   $   12,475   $     1,555   $    6,504   $    5,536   $    4,916   $    3,278
========================================================================================================================

========================================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
   TRUST
(CONTINUED)                                         PIMCO VARIABLE INSURANCE TRUST
-----------   ----------------------------------------------------------------------------------------------------------
                                                          FOREIGN
    JNF                      COMMODITY-     EMERGING        BOND        GLOBAL                   LONG TERM
   MONEY          ALL        REALRETURN      MARKETS     US DOLLAR-      BOND         HIGH          US          LOW
   MARKET        ASSET        STRATEGY        BOND         HEDGED      UNHEDGED       YIELD     GOVERNMENT    DURATION
------------------------------------------------------------------------------------------------------------------------
$   (61,732)  $     7,489   $      4,710   $    2,869   $       187   $    1,136   $    2,876   $    3,094   $      624
         --        10,219         (4,364)      11,608         1,487        3,567        2,894       10,398        1,620

         --        (5,560)         1,916       (2,002)         (119)       1,801         (234)      (8,576)       1,034
------------------------------------------------------------------------------------------------------------------------
    (61,732)       12,148          2,262       12,475         1,555        6,504        5,536        4,916        3,278
------------------------------------------------------------------------------------------------------------------------

    261,961         3,116          1,801       12,513           753        1,826        2,475        2,429        2,655
 (1,000,619)          (40)        (8,134)         (20)         (591)         (20)      (2,799)      (8,149)     (14,369)
    117,411        31,054         36,302        5,470           782       12,815       16,655       92,127       77,886
------------------------------------------------------------------------------------------------------------------------

   (621,247)       34,130         29,969       17,963           944       14,621       16,331       86,407       66,172
------------------------------------------------------------------------------------------------------------------------
   (682,979)       46,278         32,231       30,438         2,499       21,125       21,867       91,323       69,450
------------------------------------------------------------------------------------------------------------------------
  6,429,867        86,347         34,854       35,877         3,779       27,045       32,636       47,365       60,899
------------------------------------------------------------------------------------------------------------------------
$ 5,746,888   $   132,625   $     67,085   $   66,315   $     6,278   $   48,170   $   54,503   $  138,688   $  130,349
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=============================================================================================================================

                                                                          PIMCO VARIABLE                 PIONEER VARIABLE
                                                                   INSURANCE TRUST (CONTINUED)           CONTRACTS TRUST
                                                              ------------------------------------   ------------------------
                                                                 REAL        SHORT-        TOTAL       CULLEN      EMERGING
                                                                RETURN        TERM        RETURN        VALUE       MARKETS
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $   10,119   $      770   $   21,619   $        1   $      912
Expenses:
   Mortality and expense risk fees ........................        7,132          906        8,937            3        3,197
-----------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................        2,987         (136)      12,682           (2)      (2,285)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................       35,261        1,113       30,258           (1)      41,195
   Net realized short-term capital gain distributions from
      investments in portfolio shares .....................        5,835           84       25,671           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................          584           69        1,597           --           --
-----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .................................       41,680        1,266       57,526           (1)      41,195
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        3,150         (195)      (9,111)          28       (6,216)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $   47,817   $      935   $   61,097   $       25   $   32,694
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=============================================================================================================================

                                                                          PIMCO VARIABLE                 PIONEER VARIABLE
                                                                   INSURANCE TRUST (CONTINUED)           CONTRACTS TRUST
                                                              ------------------------------------   ------------------------
                                                                 REAL        SHORT-        TOTAL       CULLEN      EMERGING
                                                                RETURN        TERM        RETURN        VALUE       MARKETS
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $    2,987   $     (136)  $   12,682   $       (2)  $   (2,285)
   Net realized gain (loss) on investments in portfolio
      shares ..............................................       41,680        1,266       57,526           (1)      41,195
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .....................        3,150         (195)      (9,111)          28       (6,216)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................       47,817          935       61,097           25       32,694
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....       49,792        5,731       42,199           --       10,390
   Contract redemptions ...................................     (143,748)     (11,563)    (135,693)          --       (6,441)
   Net transfers (including mortality transfers) ..........      170,005       15,063      174,668          128      (69,704)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................       76,049        9,231       81,174          128      (65,755)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............      123,866       10,166      142,271          153      (33,061)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      617,463       80,387      783,771          193      368,222
-----------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $  741,329   $   90,553   $  926,042   $      346   $  335,161
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                                                                ROYCE
            PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                     CAPITAL FUND            RYDEX VARIABLE TRUST
-------------------------------------------------------------------   -------------------------   --------------------------
  EQUITY                        HIGH        MID CAP      STRATEGIC                                                 BASIC
  INCOME          FUND         YIELD         VALUE         INCOME      MICRO-CAP     SMALL-CAP      BANKING      MATERIALS
----------------------------------------------------------------------------------------------------------------------------
$     5,515   $     1,786   $     5,086   $       257   $       909   $     8,884   $       537   $        39   $     1,296

      2,675         1,507           956           293           166         4,468         4,701           365         2,388
----------------------------------------------------------------------------------------------------------------------------
      2,840           279         4,130           (36)          743         4,416        (4,164)         (326)       (1,092)
----------------------------------------------------------------------------------------------------------------------------

     (8,625)       14,341        (5,949)          (97)        2,787       (38,474)      (33,792)      (11,253)       25,130

         --            --            --            --            --            --            --            --            --

         --            --            --            --            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
     (8,625)       14,341        (5,949)          (97)        2,787       (38,474)      (33,792)      (11,253)       25,130
----------------------------------------------------------------------------------------------------------------------------

     50,233        13,593        15,863         4,881          (935)      152,533       119,951           240        23,792
----------------------------------------------------------------------------------------------------------------------------
$    44,448   $    28,213   $    14,044   $     4,748   $     2,595   $   118,475   $    81,995   $   (11,339)  $    47,830
============================================================================================================================

============================================================================================================================

                                                                                ROYCE
            PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                     CAPITAL FUND            RYDEX VARIABLE TRUST
-------------------------------------------------------------------   -------------------------   --------------------------
  EQUITY                        HIGH        MID CAP      STRATEGIC                                                 BASIC
  INCOME          FUND         YIELD         VALUE         INCOME      MICRO-CAP     SMALL-CAP      BANKING      MATERIALS
----------------------------------------------------------------------------------------------------------------------------
$     2,840   $       279   $     4,130   $       (36)  $       743   $     4,416   $    (4,164)  $      (326)  $    (1,092)
     (8,625)       14,341        (5,949)          (97)        2,787       (38,474)      (33,792)      (11,253)       25,130

     50,233        13,593        15,863         4,881          (935)      152,533       119,951           240        23,792
----------------------------------------------------------------------------------------------------------------------------
     44,448        28,213        14,044         4,748         2,595       118,475        81,995       (11,339)       47,830
----------------------------------------------------------------------------------------------------------------------------

      8,185        25,271         4,382         1,675         1,085        36,166        25,967           353        18,602
    (35,913)         (597)       (2,194)           --       (28,885)      (15,125)      (30,912)         (229)      (15,329)
      1,347        13,278         1,790            --         8,928        (8,402)       12,782         2,855         2,230
----------------------------------------------------------------------------------------------------------------------------

    (26,381)       37,952         3,978         1,675       (18,872)       12,639         7,837         2,979         5,503
----------------------------------------------------------------------------------------------------------------------------
     18,067        66,165        18,022         6,423       (16,277)      131,114        89,832        (8,360)       53,333
----------------------------------------------------------------------------------------------------------------------------
    265,236       125,882        74,887        27,196        22,724       418,174       409,682        11,828       236,052
----------------------------------------------------------------------------------------------------------------------------
$   283,303   $   192,047   $    92,909   $    33,619   $     6,447   $   549,288   $   499,514   $     3,468   $   289,385
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------

                                                                                    COMMODITIES   CONSUMER    DOW 2X
                                                                    BIOTECHNOLOGY     STRATEGY    PRODUCTS   STRATEGY   ELECTRONICS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $          --   $        --   $    879   $    427   $        --
Expenses:
   Mortality and expense risk fees ..............................             464           175        522        362           272
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................            (464)         (175)       357         65          (272)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................          (1,480)       (1,736)       129       (647)        1,930
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................              --            --         --         --         2,597
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................              --            --         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares .................................................          (1,480)       (1,736)       129       (647)        4,527
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................           1,816           445      7,246      7,317        (5,887)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $        (128)  $    (1,466)  $  7,732   $  6,735   $    (1,632)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------

                                                                                    COMMODITIES   CONSUMER    DOW 2X
                                                                    BIOTECHNOLOGY    STRATEGY     PRODUCTS   STRATEGY   ELECTRONICS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $        (464)  $      (175)  $    357   $     65   $      (272)
   Net realized gain (loss) on investments in portfolio shares ..          (1,480)       (1,736)       129       (647)        4,527
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................           1,816           445      7,246      7,317        (5,887)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....            (128)       (1,466)     7,732      6,735        (1,632)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........           1,574            --     13,496        909            --
   Contract redemptions .........................................          (1,115)       (5,236)       (30)    (2,417)       (1,254)
   Net transfers (including mortality transfers) ................            (365)        3,918     16,228     53,664      (111,571)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...................................              94        (1,318)    29,694     52,156      (112,825)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................             (34)       (2,784)    37,426     58,891      (114,457)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................          37,404        48,909     34,288     13,195       124,982
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $      37,370   $    46,125   $ 71,714   $ 72,086   $    10,525
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                    GOVERNMENT                                        INVERSE
                                                       LONG                              INVERSE     GOVERNMENT
              ENERGY     EUROPE 1.25X   FINANCIAL   BOND 1.2X     HEALTH                  DOW 2X     LONG BOND
 ENERGY      SERVICES      STRATEGY      SERVICES    STRATEGY      CARE      INTERNET    STRATEGY     STRATEGY
----------------------------------------------------------------------------------------------------------------
$   2,868   $       --   $      1,911   $      62   $    2,040   $      94   $      --   $      --   $       --

    5,366        8,145            822          68          868         381         311         343          239
----------------------------------------------------------------------------------------------------------------
   (2,498)      (8,145)         1,089          (6)       1,172        (287)       (311)       (343)        (239)
----------------------------------------------------------------------------------------------------------------

   37,260      115,915        (10,504)       (392)      (6,912)     12,927       2,726      (8,031)      (1,283)

       --           --             --          --           --          --          --          --           --

       --           --             --          --           --          --          --          --           --
----------------------------------------------------------------------------------------------------------------
   37,260      115,915        (10,504)       (392)      (6,912)     12,927       2,726      (8,031)      (1,283)
----------------------------------------------------------------------------------------------------------------

   60,388       71,589          3,575      (1,535)         719     (10,450)     (3,041)     (1,310)      (1,767)
----------------------------------------------------------------------------------------------------------------
$  95,150   $  179,359   $     (5,840)  $  (1,933)  $   (5,021)  $   2,190   $    (626)  $  (9,684)  $   (3,289)
================================================================================================================

================================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                    GOVERNMENT                                        INVERSE
                                                       LONG                              INVERSE     GOVERNMENT
              ENERGY     EUROPE 1.25X   FINANCIAL   BOND 1.2X     HEALTH                  DOW 2X      LONG BOND
 ENERGY      SERVICES      STRATEGY      SERVICES    STRATEGY      CARE      INTERNET    STRATEGY     STRATEGY
----------------------------------------------------------------------------------------------------------------
$  (2,498)  $   (8,145)  $      1,089   $      (6)  $    1,172   $    (287)  $    (311)  $    (343)  $     (239)
   37,260      115,915        (10,504)       (392)      (6,912)     12,927       2,726      (8,031)      (1,283)

   60,388       71,589          3,575      (1,535)         719     (10,450)     (3,041)     (1,310)      (1,767)
----------------------------------------------------------------------------------------------------------------
   95,150      179,359         (5,840)     (1,933)      (5,021)      2,190        (626)     (9,684)      (3,289)
----------------------------------------------------------------------------------------------------------------

   35,850       60,468          1,135       1,342        3,892       1,671       1,520         392           --
   (8,155)     (41,398)        (1,109)       (130)      (7,704)       (531)         --         (37)        (133)
      565     (198,875)           525      (6,606)      26,673     (34,048)    (26,360)     71,938       12,280
----------------------------------------------------------------------------------------------------------------

   28,260     (179,805)           551      (5,394)      22,861     (32,908)    (24,840)     72,293       12,147
----------------------------------------------------------------------------------------------------------------
  123,410         (446)        (5,289)     (7,327)      17,840     (30,718)    (25,466)     62,609        8,858
----------------------------------------------------------------------------------------------------------------
  523,151      896,730         59,838      13,113       17,779      64,922      48,339      82,826       27,317
----------------------------------------------------------------------------------------------------------------
$ 646,561   $  896,284   $     54,549   $   5,786   $   35,619   $  34,204   $  22,873   $ 145,435   $   36,175
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                                  INVERSE
                                                                       INVERSE      INVERSE       RUSSELL     INVERSE
                                                                       MID-CAP    NASDAQ-100(R)   2000(R)     S&P 500     JAPAN 2X
                                                                       STRATEGY     STRATEGY      STRATEGY    STRATEGY    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........   $     --   $          --   $     --   $       --   $      --
Expenses:
   Mortality and expense risk fees .................................         44              45        372        1,068         289
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................        (44)            (45)      (372)      (1,068)       (289)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .............................................       (908)           (220)      (931)     (24,537)     (4,857)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................         --              --         --           --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................         --              --         --           --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..       (908)           (220)      (931)     (24,537)     (4,857)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................       (179)             70        553       (1,496)      3,039
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........   $ (1,131)  $        (195)  $   (750)  $  (27,101)  $  (2,107)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                                  INVERSE
                                                                       INVERSE      INVERSE       RUSSELL     INVERSE
                                                                       MID-CAP    NASDAQ-100(R)   2000(R)     S&P 500     JAPAN 2X
                                                                       STRATEGY     STRATEGY      STRATEGY    STRATEGY    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................   $    (44)  $         (45)  $   (372)  $   (1,068)  $    (289)
   Net realized gain (loss) on investments in portfolio shares .....       (908)           (220)      (931)     (24,537)     (4,857)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................       (179)             70        553       (1,496)      3,039
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........     (1,131)           (195)      (750)     (27,101)     (2,107)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .............         --              --         --        3,325          --
   Contract redemptions ............................................         --              --         --          (60)     (1,161)
   Net transfers (including mortality transfers) ...................     (1,580)           (450)    (1,775)      46,539     (36,094)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..............................................     (1,580)           (450)    (1,775)      49,804     (37,255)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........................     (2,711)           (645)    (2,525)      22,703     (39,362)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................      5,015           2,926      8,907       31,630      59,472
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ....................................   $  2,304   $       2,281   $  6,382   $   54,333   $  20,110
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================

                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
              MID CAP                                                                                     RUSSELL
               1.5X                      NASDAQ-100(R)               PRECIOUS      REAL                 2000(R) 1.5X
 LEISURE     STRATEGY    NASDAQ-100(R)    2X STRATEGY      NOVA       METALS      ESTATE    RETAILING     STRATEGY
---------------------------------------------------------------------------------------------------------------------
$       7   $       --   $          --   $          --   $     46   $      17   $   2,343   $      --   $         --

      137          688           1,364           3,151        209       4,518       1,093          63            598
---------------------------------------------------------------------------------------------------------------------
     (130)        (688)         (1,364)         (3,151)      (163)     (4,501)      1,250         (63)          (598)
---------------------------------------------------------------------------------------------------------------------

   (8,121)      24,335          15,315          63,807        (55)     47,123      (9,146)      1,597         15,661

       --           --              --              --         --          --          --          --             --

       --           --              --              --         --          --          --          --             --
---------------------------------------------------------------------------------------------------------------------
   (8,121)      24,335          15,315          63,807        (55)     47,123      (9,146)      1,597         15,661
---------------------------------------------------------------------------------------------------------------------
     (427)     (13,079)         11,699          42,830      4,054      97,389     (10,529)       (328)         1,693
---------------------------------------------------------------------------------------------------------------------
$  (8,678)  $   10,568   $      25,650   $     103,486   $  3,836   $ 140,011   $ (18,425)  $   1,206   $     16,756
=====================================================================================================================

=====================================================================================================================

                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
              MID CAP                                                                                     RUSSELL
               1.5X                      NASDAQ-100(R)               PRECIOUS      REAL                 2000(R) 1.5X
 LEISURE     STRATEGY    NASDAQ-100(R)    2X STRATEGY      NOVA       METALS      ESTATE    RETAILING     STRATEGY
---------------------------------------------------------------------------------------------------------------------
$    (130)  $     (688)  $      (1,364)  $      (3,151)  $   (163)  $  (4,501)  $   1,250   $     (63)  $       (598)
   (8,121)      24,335          15,315          63,807        (55)     47,123      (9,146)      1,597         15,661

     (427)     (13,079)         11,699          42,830      4,054      97,389     (10,529)       (328)         1,693
---------------------------------------------------------------------------------------------------------------------
   (8,678)      10,568          25,650         103,486      3,836     140,011     (18,425)      1,206         16,756
---------------------------------------------------------------------------------------------------------------------

      151        2,526           6,958          20,709         --      19,528       2,713          --          1,620
      (25)     (18,877)        (29,425)        (14,445)        --     (25,846)     (4,330)         --         (2,896)
   18,452       (3,759)         55,898         (81,979)       262     (68,640)    (32,452)      4,539         11,490
---------------------------------------------------------------------------------------------------------------------

   18,578      (20,110)         33,431         (75,715)       262     (74,958)    (34,069)      4,539         10,214
---------------------------------------------------------------------------------------------------------------------
    9,900       (9,542)         59,081          27,771      4,098      65,053     (52,494)      5,745         26,970
---------------------------------------------------------------------------------------------------------------------
    2,569      114,822         117,141         331,136     20,184     443,285     165,166       9,334         48,693
---------------------------------------------------------------------------------------------------------------------
$  12,469   $  105,280   $     176,222   $     358,907   $ 24,282   $ 508,338   $ 112,672   $  15,079   $     75,663
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                    -----------------------------------------------------------
                                                                                                                        S&P
                                                                      RUSSELL     S&P 500     S&P 500     S&P 500      MIDCAP
                                                                    2000(R) 2X      2X          PURE        PURE      400 PURE
                                                                     STRATEGY     STRATEGY     GROWTH      VALUE       GROWTH
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $       --   $      --   $      --   $   1,496   $      --
Expenses:
   Mortality and expense risk fees ..............................        4,792         685       1,433       1,454       1,234
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ............................       (4,792)       (685)     (1,433)         42      (1,234)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................       (4,122)     43,635      19,450      15,351      27,730
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................           --          --          --          --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................           --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ...................................................       (4,122)     43,635      19,450      15,351      27,730
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      169,013     (29,924)      8,829      11,555      12,443
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......   $  160,099   $  13,026   $  26,846   $  26,948   $  38,939
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                    -----------------------------------------------------------
                                                                                                                        S&P
                                                                      RUSSELL     S&P 500     S&P 500     S&P 500      MIDCAP
                                                                    2000(R) 2X      2X          PURE        PURE      400 PURE
                                                                     STRATEGY     STRATEGY     GROWTH      VALUE       GROWTH
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $   (4,792)  $    (685)  $  (1,433)  $      42   $  (1,234)
   Net realized gain (loss) on investments in portfolio shares ..       (4,122)     43,635      19,450      15,351      27,730
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      169,013     (29,924)      8,829      11,555      12,443
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......      160,099      13,026      26,846      26,948      38,939
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........        1,569       3,825       1,348       1,349         682
   Contract redemptions .........................................      (21,479)     (6,413)     (6,242)    (15,745)    (16,025)
   Net transfers (including mortality transfers) ................      404,404    (177,994)     70,314      59,019     126,758
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions .............................................      384,494    (180,582)     65,420      44,623     111,415
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ......................      544,593    (167,556)     92,266      71,571     150,354
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      183,823     174,306     129,206     142,444      83,481
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ..................................   $  728,416   $   6,750   $ 221,472   $ 214,015   $ 233,835
===============================================================================================================================

* See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   S&P         S&P        S&P           SGI             SGI             SGI             SGI             SGI              SGI
  MIDCAP    SMALLCAP    SMALLCAP     ALL-ASSET       ALL-ASSET       ALL-ASSET          CLS            MULTI-         U.S. LONG
 400 PURE   600 PURE    600 PURE     AGGRESSIVE     CONSERVATIVE      MODERATE      ADVISORONE         HEDGE            SHORT
  VALUE      GROWTH      VALUE     STRATEGY (g)*   STRATEGY (g)*   STRATEGY (g)*   AMERIGO (g)*   STRATEGIES (g)*   MOMENTUM (h)*
----------------------------------------------------------------------------------------------------------------------------------
$     665   $     --   $      --   $          --   $          42   $       1,104   $          7   $            --   $          --

      699        462       2,805               2              16             552             61                66             597
----------------------------------------------------------------------------------------------------------------------------------
      (34)      (462)     (2,805)             (2)             26             552            (54)              (66)           (597)
----------------------------------------------------------------------------------------------------------------------------------

    9,822     (3,328)     (6,830)             --               1           1,137             17                 1            (511)

       --         --          --              --              --              --             --                --              --

       --         --          --              --              --              --             --                --              --
----------------------------------------------------------------------------------------------------------------------------------
    9,822     (3,328)     (6,830)             --               1           1,137             17                 1            (511)
----------------------------------------------------------------------------------------------------------------------------------

    3,354      3,860      28,166              70              74           2,301            894               302           7,122
----------------------------------------------------------------------------------------------------------------------------------
$  13,142   $     70   $  18,531   $          68   $         101   $       3,990   $        857   $           237   $       6,014
==================================================================================================================================

==================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   S&P         S&P        S&P           SGI             SGI             SGI             SGI             SGI              SGI
  MIDCAP    SMALLCAP    SMALLCAP     ALL-ASSET       ALL-ASSET       ALL-ASSET          CLS            MULTI-         U.S. LONG
 400 PURE   600 PURE    600 PURE     AGGRESSIVE     CONSERVATIVE      MODERATE      ADVISORONE         HEDGE            SHORT
  VALUE      GROWTH      VALUE     STRATEGY (g)*   STRATEGY (g)*   STRATEGY (g)*   AMERIGO (g)*   STRATEGIES (g)*   MOMENTUM (h)*
----------------------------------------------------------------------------------------------------------------------------------
$     (34)  $   (462)  $  (2,805)  $          (2)  $          26   $         552   $        (54)  $           (66)   $        (597)
    9,822     (3,328)     (6,830)             --               1           1,137             17                 1             (511)

    3,354      3,860      28,166              70              74           2,301            894               302            7,122
-----------------------------------------------------------------------------------------------------------------------------------
   13,142         70      18,531              68             101           3,990            857               237            6,014
-----------------------------------------------------------------------------------------------------------------------------------

      682      2,293       3,106              --             167           3,805          1,651             2,682            3,105
  (17,123)    (3,341)    (23,537)             --              --          (5,614)            --                --               --
  (24,153)   (12,538)    308,859           1,390              --           9,151             85           (10,323)          (1,863)
-----------------------------------------------------------------------------------------------------------------------------------

  (40,594)   (13,586)    288,428           1,390             167           7,342          1,736            (7,641)           1,242
-----------------------------------------------------------------------------------------------------------------------------------
  (27,452)   (13,516)    306,959           1,458             268          11,332          2,593            (7,404)           7,256
-----------------------------------------------------------------------------------------------------------------------------------
  117,845     38,224      82,684              --           1,449          55,860          4,819            12,341           58,028
-----------------------------------------------------------------------------------------------------------------------------------
$  90,393   $ 24,708   $ 389,643   $       1,458   $       1,717   $      67,192   $      7,412   $         4,937    $      65,284
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                           ----------------------------------------------------------------------
                                                                                                                         U.S.
                                                           STRENGTHENING                                              GOVERNMENT
                                                             DOLLAR 2X                      TELE-                        MONEY
                                                              STRATEGY    TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION    MARKET
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...................................  $          --  $       --  $          107  $           --  $       12
Expenses:
   Mortality and expense risk fees ......................            680         474             307             184       2,183
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ....................           (680)       (474)           (200)           (184)     (2,171)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares .................        (11,437)     18,047           5,242          (1,736)         --
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ...................................             --          --              --              --           6
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............             --          --              --              --          --
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ...........................................        (11,437)     18,047           5,242          (1,736)          6
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................         (1,711)    (17,109)         (2,800)            676          --
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ..................................  $     (13,828) $      464  $        2,242  $       (1,244) $   (2,165)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                           -----------------------------------------------------------------------
                                                                                                                         U.S.
                                                           STRENGTHENING                                              GOVERNMENT
                                                             DOLLAR 2X                      TELE-                        MONEY
                                                              STRATEGY    TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION    MARKET
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $        (680) $     (474) $         (200) $         (184) $    (2,171)
   Net realized gain (loss) on investments in portfolio
     shares .............................................        (11,437)     18,047           5,242          (1,736)           6
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................         (1,711)    (17,109)         (2,800)            676           --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .......................................        (13,828)        464           2,242          (1,244)      (2,165)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..          1,457       3,977              --              --       15,485
   Contract redemptions .................................             --      (1,791)         (1,597)           (834)    (246,820)
   Net transfers (including mortality transfers) ........         49,689     (74,422)        (40,885)        (17,508)     (48,779)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ....................         51,146     (72,236)        (42,482)        (18,342)    (280,114)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ..............         37,318     (71,772)        (40,240)        (19,586)    (282,279)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................            675     129,360          47,138          43,875      320,122
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ..........................  $      37,993  $   57,588  $        6,898  $       24,289  $    37,843
==================================================================================================================================

* See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

======================================================================================================================

                                                        THIRD
                                                       AVENUE
    RYDEX VARIABLE                                    VARIABLE
   TRUST (CONTINUED)        SELIGMAN PORTFOLIOS     SERIES TRUST                 VAN ECK VIP TRUST (i)*
----------------------  --------------------------  ------------  ----------------------------------------------------
             WEAKENING  COMMUNICATIONS                                                         GLOBAL       MULTI-
             DOLLAR 2X        AND         GLOBAL                     EMERGING     GLOBAL        HARD       MANAGER
 UTILITIES   STRATEGY    INFORMATION    TECHNOLOGY    VALUE          MARKETS    BOND (j) *  ASSETS (k)*  ALTERNATIVES
----------------------------------------------------------------------------------------------------------------------
$     4,829  $      --  $           --  $       --  $     32,451  $      7,816  $    4,737  $     2,995  $         --

      1,515        131           1,259         576         8,273         7,558         777        7,656           193
----------------------------------------------------------------------------------------------------------------------
      3,314       (131)         (1,259)       (576)       24,178           258       3,960       (4,661)         (193)
----------------------------------------------------------------------------------------------------------------------

      3,091        429           3,494       9,784      (197,727)      216,553       2,165     (129,070)          386

         --         --              --          --            --            --          --           --            --

         --         --              --          --            --            --          --           --            --
----------------------------------------------------------------------------------------------------------------------
      3,091        429           3,494       9,784      (197,727)      216,553       2,165     (129,070)          386
----------------------------------------------------------------------------------------------------------------------

        814     (1,872)         15,003      (1,961)      276,667       (93,640)     (4,829)     301,258           612
----------------------------------------------------------------------------------------------------------------------
$     7,219  $  (1,574) $       17,238  $    7,247  $    103,118  $    123,171  $    1,296  $   167,527  $        805
======================================================================================================================

======================================================================================================================

                                                        THIRD
                                                       AVENUE
    RYDEX VARIABLE                                    VARIABLE
   TRUST (CONTINUED)        SELIGMAN PORTFOLIOS     SERIES TRUST                 VAN ECK VIP TRUST (i)*
----------------------  --------------------------  ------------  ----------------------------------------------------
             WEAKENING  COMMUNICATIONS                                                         GLOBAL       MULTI-
             DOLLAR 2X        AND         GLOBAL                     EMERGING     GLOBAL        HARD       MANAGER
 UTILITIES    STRATEGY   INFORMATION    TECHNOLOGY    VALUE          MARKETS    BOND (j) *  ASSETS (k)*  ALTERNATIVES
----------------------------------------------------------------------------------------------------------------------
$     3,314  $    (131) $       (1,259) $     (576) $     24,178  $        258  $    3,960  $    (4,661) $       (193)
      3,091        429           3,494       9,784      (197,727)      216,553       2,165     (129,070)          386

        814     (1,872)         15,003      (1,961)      276,667       (93,640)     (4,829)     301,258           612
----------------------------------------------------------------------------------------------------------------------
      7,219     (1,574)         17,238       7,247       103,118       123,171       1,296      167,527           805
----------------------------------------------------------------------------------------------------------------------

      5,678        760           1,989       1,988        62,342        31,738       8,039       21,139           410
     (1,463)        --            (255)    (10,265)      (40,536)      (58,746)    (64,047)    (147,324)          (44)
    (18,999)    34,534         (13,246)    (13,129)      (95,833)     (716,551)    (29,622)     (34,643)        5,364
----------------------------------------------------------------------------------------------------------------------

    (14,784)    35,294         (11,512)    (21,406)      (74,027)     (743,559)    (85,630)    (160,828)        5,730
----------------------------------------------------------------------------------------------------------------------
     (7,565)    33,720           5,726     (14,159)       29,091      (620,388)    (84,334)       6,699         6,535
----------------------------------------------------------------------------------------------------------------------
    178,062      3,709         131,915      65,094       894,808     1,323,567     129,856      855,549        17,320
----------------------------------------------------------------------------------------------------------------------
$   170,497  $  37,429  $      137,641  $   50,935  $    923,899  $    703,179  $   45,522  $   862,248  $     23,855
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

======================================================================================================================

                                                                                     WELLS FARGO
                                                                                 ADVANTAGE VT FUNDS
                                                                              ------------------------
                                                                                                           COMBINED
                                                                              DISCOVERY    OPPORTUNITY       TOTAL
                                                                              ------------------------   -------------
Investment income:
   Income dividends from investments in portfolio shares ..................   $      --   $     8,079    $  1,196,401
Expenses:
   Mortality and expense risk fees ........................................       6,149        10,229       1,138,211
------------------------------------------------------------------------------------------------------   -------------
      Net investment income (expense) .....................................      (6,149)       (2,150)         58,190
------------------------------------------------------------------------------------------------------   -------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares ..............................................................     (19,696)      (83,370)     (2,201,431)
   Net realized short-term capital gain distributions from investments
      in portfolio shares .................................................          --            --          64,390
   Net realized long-term capital gain distributions from investments
      in portfolio shares .................................................          --            --          11,416
------------------------------------------------------------------------------------------------------   -------------
      Net realized gain (loss) on investments in portfolio shares .........     (19,696)      (83,370)     (2,125,625)
------------------------------------------------------------------------------------------------------   -------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares .......................................................     230,386       296,943      24,436,770
------------------------------------------------------------------------------------------------------   -------------
      Net increase (decrease) in net assets from operations ...............   $ 204,541   $   211,423    $ 22,369,335
======================================================================================================   =============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

======================================================================================================================

                                                                                     WELLS FARGO
                                                                                 ADVANTAGE VT FUNDS
                                                                              ------------------------   -------------
                                                                                                           COMBINED
                                                                              DISCOVERY    OPPORTUNITY       TOTAL
                                                                              ------------------------   -------------
Changes from operations:
   Net investment income (expense) ........................................   $  (6,149)  $    (2,150)   $     58,190
   Net realized gain (loss) on investments in portfolio shares ............     (19,696)      (83,370)     (2,125,625)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .....................................     230,386       296,943      24,436,770
------------------------------------------------------------------------------------------------------   -------------
      Net increase (decrease) in net assets from operations ...............     204,541       211,423      22,369,335
------------------------------------------------------------------------------------------------------   -------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....................      13,179        51,807       3,915,658
   Contract redemptions ...................................................     (40,438)     (108,525)    (13,017,601)
   Net transfers (including mortality transfers) ..........................     229,214        36,222      (2,376,470)
------------------------------------------------------------------------------------------------------   -------------
      Net increase (decrease) in net assets from contract owners'
        transactions ......................................................     201,955       (20,496)    (11,478,413)
------------------------------------------------------------------------------------------------------   -------------
      Net increase (decrease) in net assets ...............................     406,496       190,927      10,890,922
------------------------------------------------------------------------------------------------------   -------------
Net assets, beginning of period ...........................................     458,000       930,367     125,507,159
------------------------------------------------------------------------------------------------------   -------------
      Net assets, end of period ...........................................   $ 864,496   $ 1,121,294    $136,398,081
======================================================================================================   =============

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                      INVESCO VARIABLE INSURANCE FUNDS (ac)*
                                                                              ------------------------------------------------------
                                                                                                                GLOBAL      GLOBAL
                                                                                BASIC      CORE    FINANCIAL    HEALTH       REAL
                                                                                VALUE     EQUITY    SERVICES     CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..................   $  1,124   $ 1,099   $      12   $    152   $      --
Expenses:
   Mortality and expense risk fees ........................................        871       532           4        529       5,538
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................................        253       567           8       (377)     (5,538)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ....................................................    (26,132)   (1,504)     (4,002)   (27,938)   (378,891)
   Net realized short-term capital gain distributions from investments in
      portfolio shares ....................................................         --        --          --         --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares ....................................................         --        --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .........    (26,132)   (1,504)     (4,002)   (27,938)   (378,891)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares .......................................................     59,537    15,124       3,112     40,183     533,962
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...............   $ 33,658   $14,187   $    (882)  $ 11,868   $ 149,533
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                      INVESCO VARIABLE INSURANCE FUNDS (ac)*
                                                                              ------------------------------------------------------
                                                                                                                GLOBAL      GLOBAL
                                                                                BASIC      CORE    FINANCIAL    HEALTH       REAL
                                                                                VALUE     EQUITY    SERVICES     CARE       ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................................   $    253   $   567   $       8   $   (377)  $  (5,538)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................................    (26,132)   (1,504)     (4,002)   (27,938)   (378,891)
   Net change in unrealized appreciation (depreciation) of investments in
      portfolio shares ....................................................     59,537    15,124       3,112     40,183     533,962
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...............     33,658    14,187        (882)    11,868     149,533
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....................      5,865     8,396          95      6,940     101,978
   Contract redemptions ...................................................         --      (775)         --    (24,516)    (81,605)
   Net transfers (including mortality transfers) ..........................     (2,034)    4,201        (883)    (7,805)      7,878
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions .....................................................      3,831    11,822        (788)   (25,381)     28,251
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............................     37,489    26,009      (1,670)   (13,513)    177,784
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................................     72,422    42,287       2,111     61,774     540,876
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................................   $109,911   $68,296   $     441   $ 48,261   $ 718,660
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                                                                             ALLIANCEBERNSTEIN    AMERICAN
                                                                                                  VARIABLE         CENTURY
         INVESCO VARIABLE                                                                         PRODUCTS        VARIABLE
 INSURANCE FUNDS (CONTINUED) (ac)*                  THE ALGER PORTFOLIOS (a)*                      SERIES        PORTFOLIOS
----------------------------------   -----------------------------------------------------   -----------------   -----------
             MID CAP
  HIGH         CORE                     CAPITAL       LARGECAP      MIDCAP       SMALLCAP       GROWTH AND
  YIELD       EQUITY    TECHNOLOGY   APPRECIATION      GROWTH       GROWTH        GROWTH          INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------
$   6,597   $     629   $       --   $         --   $     6,074   $       --   $        --   $             596   $    3,044

      824         574          270         15,970         9,304        5,336        12,576                 138          588
----------------------------------------------------------------------------------------------------------------------------
    5,773          55         (270)       (15,970)       (3,230)      (5,336)      (12,576)                458        2,456
----------------------------------------------------------------------------------------------------------------------------

  (11,514)     (1,849)      (1,362)        19,050        (4,736)    (217,096)       19,227                (116)      (3,280)

       --          --           --             --            --           --            --                  --           --

       --         792           --             --            --           --            --                  --           --
----------------------------------------------------------------------------------------------------------------------------
  (11,514)     (1,057)      (1,362)        19,050        (4,736)    (217,096)       19,227                (116)      (3,280)
----------------------------------------------------------------------------------------------------------------------------

   37,651      16,821       13,977        651,116       369,645      434,949       457,036               2,316        9,879
----------------------------------------------------------------------------------------------------------------------------
$  31,910   $  15,819   $   12,345   $    654,196   $   361,679   $  212,517   $   463,687   $           2,658   $    9,055
============================================================================================================================

============================================================================================================================

                                                                                             ALLIANCEBERNSTEIN    AMERICAN
                                                                                                  VARIABLE         CENTURY
         INVESCO VARIABLE                                                                         PRODUCTS        VARIABLE
 INSURANCE FUNDS (CONTINUED) (ac)*                  THE ALGER PORTFOLIOS (a)*                      SERIES        PORTFOLIOS
----------------------------------   -----------------------------------------------------   -----------------   -----------
             MID CAP
  HIGH         CORE                     CAPITAL       LARGECAP      MIDCAP       SMALLCAP       GROWTH AND
  YIELD       EQUITY    TECHNOLOGY   APPRECIATION      GROWTH       GROWTH        GROWTH          INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------
$   5,773   $      55   $     (270)  $    (15,970)  $    (3,230)  $   (5,336)  $   (12,576)  $             458   $    2,456
  (11,514)     (1,057)      (1,362)        19,050        (4,736)    (217,096)       19,227                (116)      (3,280)

   37,651      16,821       13,977        651,116       369,645      434,949       457,036               2,316        9,879
----------------------------------------------------------------------------------------------------------------------------
   31,910      15,819       12,345        654,196       361,679      212,517       463,687               2,658        9,055
----------------------------------------------------------------------------------------------------------------------------

    1,276       1,756        1,010         61,134        74,987       40,613        77,855               1,716       25,452
   (3,647)        (45)      (9,712)      (161,166)     (166,935)     (47,665)     (136,660)                 --         (792)
   (3,367)      6,659        1,094        (54,115)       77,881      (18,072)      (53,428)                 --      (11,681)
----------------------------------------------------------------------------------------------------------------------------

   (5,738)      8,370       (7,608)      (154,147)      (14,067)     (25,124)     (112,233)              1,716       12,979
----------------------------------------------------------------------------------------------------------------------------
   26,172      24,189        4,737        500,049       347,612      187,393       351,454               4,374       22,034
----------------------------------------------------------------------------------------------------------------------------
   67,661      44,914       22,319      1,397,941       763,018      463,842     1,131,101              12,442       49,987
----------------------------------------------------------------------------------------------------------------------------
$  93,833   $  69,103   $   27,056   $  1,897,990   $ 1,110,630   $  651,235   $ 1,482,555   $          16,816   $   72,021
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                            AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                                                LARGE
                                                                      INCOME &    INFLATION                    COMPANY
                                                                       GROWTH    PROTECTION   INTERNATIONAL     VALUE       ULTRA
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $   3,417   $      505   $      17,799   $     517   $      --
Expenses:
   Mortality and expense risk fees ...............................         734          442           8,053          73         128
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............................       2,683           63           9,746         444        (128)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................     (10,969)        (927)       (110,696)       (890)      4,163
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................          --           --              --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................          --           --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ..................................................     (10,969)        (927)       (110,696)       (890)      4,163
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      20,976        2,600         330,231       1,662          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   $  12,690   $    1,736   $     229,281   $   1,216   $   4,035
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                            AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                                                LARGE
                                                                      INCOME &    INFLATION                    COMPANY
                                                                       GROWTH    PROTECTION   INTERNATIONAL     VALUE       ULTRA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $   2,683   $       63   $       9,746   $     444   $    (128)
   Net realized gain (loss) on investments in portfolio shares ...     (10,969)        (927)       (110,696)       (890)      4,163
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................      20,976        2,600         330,231       1,662          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......      12,690        1,736         229,281       1,216       4,035
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........       7,931        6,567          24,037          --          --
   Contract redemptions ..........................................      (2,926)     (12,595)       (207,942)         --        (509)
   Net transfers (including mortality transfers) .................      (3,187)     (33,062)        (15,795)    (10,060)     (3,526)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...........................       1,818      (39,090)       (199,700)    (10,060)     (4,035)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................      14,508      (37,354)         29,581      (8,844)         --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      71,408       71,736         805,975      10,958          --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..................................   $  85,916   $   34,382   $     835,556   $   2,114   $      --
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

     AMERICAN CENTURY         DIREXION      DREYFUS
         VARIABLE            INSURANCE     INVESTMENT                                 DREYFUS VARIABLE           FEDERATED
  PORTFOLIOS (CONTINUED)       TRUST       PORTFOLIOS                                  INVESTMENT FUND        INSURANCE SERIES
-------------------------   -----------   -----------                                 ----------------   --------------------------
                                             SMALL         DREYFUS
                                              CAP         SOCIALLY        DREYFUS                                          HIGH
                             DYNAMIC VP      STOCK       RESPONSIBLE       STOCK        INTERNATIONAL      CAPITAL        INCOME
   VALUE         VISTA        HY BOND        INDEX         GROWTH          INDEX            VALUE         INCOME II      BOND II
-----------------------------------------------------------------------------------------------------------------------------------
$    34,010   $        --   $       979   $       320   $     14,998   $    130,517   $          5,342   $     9,831   $    36,451

      5,967           636           293           565         15,744         62,627              1,363         2,053         3,941
-----------------------------------------------------------------------------------------------------------------------------------
     28,043          (636)          686          (245)          (746)        67,890              3,979         7,778        32,510
-----------------------------------------------------------------------------------------------------------------------------------

    (62,305)      (19,893)         (751)       (3,088)          (554)      (399,200)           (25,287)      (11,234)      (42,683)

         --            --            --            --             --             --                 --            --            --

         --            --            --         2,167             --        398,244                 --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    (62,305)      (19,893)         (751)         (921)          (554)          (956)           (25,287)      (11,234)      (42,683)
-----------------------------------------------------------------------------------------------------------------------------------

    143,482        30,689         3,400        22,613        453,661      1,398,319             57,708        50,354       162,545
-----------------------------------------------------------------------------------------------------------------------------------
$   109,220   $    10,160   $     3,335   $    21,447   $    452,361   $  1,465,253   $         36,400   $    46,898   $   152,372
===================================================================================================================================

===================================================================================================================================

     AMERICAN CENTURY         DIREXION      DREYFUS
         VARIABLE            INSURANCE     INVESTMENT                                 DREYFUS VARIABLE           FEDERATED
  PORTFOLIOS (CONTINUED)       TRUST       PORTFOLIOS                                  INVESTMENT FUND        INSURANCE SERIES
-------------------------   -----------   -----------                                 ----------------   --------------------------
                                             SMALL         DREYFUS
                                              CAP         SOCIALLY        DREYFUS                                          HIGH
                             DYNAMIC VP      STOCK       RESPONSIBLE       STOCK        INTERNATIONAL      CAPITAL        INCOME
   VALUE         VISTA        HY BOND        INDEX         GROWTH          INDEX            VALUE         INCOME II      BOND II
-----------------------------------------------------------------------------------------------------------------------------------
$    28,043   $      (636)  $       686   $      (245)  $       (746)  $     67,890   $          3,979   $     7,778   $    32,510
    (62,305)      (19,893)         (751)         (921)          (554)          (956)           (25,287)      (11,234)      (42,683)

    143,482        30,689         3,400        22,613        453,661      1,398,319             57,708        50,354       162,545
-----------------------------------------------------------------------------------------------------------------------------------
    109,220        10,160         3,335        21,447        452,361      1,465,253             36,400        46,898       152,372
-----------------------------------------------------------------------------------------------------------------------------------

     53,221         1,594         5,739           448         86,647        377,360             11,993         6,655        10,505
    (20,527)       (9,662)           --           (20)      (128,970)      (874,662)           (12,357)       (1,334)      (23,487)
    (67,149)      (10,730)        4,342        58,853        (84,945)       (57,097)            (2,037)       29,940       112,574
-----------------------------------------------------------------------------------------------------------------------------------

    (34,455)      (18,798)       10,081        59,281       (127,268)      (554,399)            (2,401)       35,261        99,592
-----------------------------------------------------------------------------------------------------------------------------------
     74,765        (8,638)       13,416        80,728        325,093        910,854             33,999        82,159       251,964
-----------------------------------------------------------------------------------------------------------------------------------
    597,152        70,217        20,544         7,881      1,501,804      6,223,589            128,903       198,927       268,788
-----------------------------------------------------------------------------------------------------------------------------------
$   671,917   $    61,579   $    33,960   $    88,609   $  1,826,897   $  7,134,443   $        162,902   $   281,086   $   520,752
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                             FEDERATED INSURANCE SERIES (CONTINUED)           JANUS ASPEN SERIES
                                                          --------------------------------------------   ---------------------------

                                                          INTERNATIONAL                    MARKET
                                                            EQUITY II     KAUFMANN II   OPPORTUNITY II   BALANCED   ENTERPRISE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................  $       2,069   $        --   $          739   $  7,739   $            --
Expenses:
   Mortality and expense risk fees .....................            711         2,185              359      2,281            39,233
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..................          1,358        (2,185)             380      5,458           (39,233)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................        (12,759)       (4,850)           1,079     (3,294)         (380,658)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............             --            --              750         --                --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............             --            --               --      9,380                --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...........................................        (12,759)       (4,850)           1,829      6,086          (380,658)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................         36,651        64,735           (1,880)    40,921         1,885,674
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................  $      25,250   $    57,700   $          329   $ 52,465   $     1,465,783
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                             FEDERATED INSURANCE SERIES (CONTINUED)           JANUS ASPEN SERIES
                                                          --------------------------------------------   ---------------------------

                                                          INTERNATIONAL                    MARKET
                                                            EQUITY II     KAUFMANN II   OPPORTUNITY II   BALANCED   ENTERPRISE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................  $       1,358   $    (2,185)  $          380   $  5,458   $       (39,233)
   Net realized gain (loss) on investments in portfolio
      shares ...........................................        (12,759)       (4,850)           1,829      6,086          (380,658)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............         36,651        64,735           (1,880)    40,921         1,885,674
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .......................................         25,250        57,700              329     52,465         1,465,783
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ........................................          2,790        31,134            5,303     15,413           222,043
   Contract redemptions ................................        (10,174)         (234)          (7,790)    (7,252)         (512,357)
   Net transfers (including mortality transfers) .......         (2,113)        6,287          (32,894)    88,449           (24,113)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..................         (9,497)       37,187          (35,381)    96,610          (314,427)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............         15,753        94,887          (35,052)   149,075         1,151,356
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................         63,535       182,661           60,575    148,005         3,479,810
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ........................  $      79,288   $   277,548   $       25,523   $297,080   $     4,631,166
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                                                                                                                      LAZARD
                                                                                                                    RETIREMENT
                                         JANUS ASPEN SERIES (CONTINUED)                                               SERIES
----------------------------------------------------------------------------------------------------------------   -------------
                                                                                      PERKINS
                               GROWTH                                     PERKINS      SMALL                         EMERGING
              GLOBAL LIFE       AND                                       MID CAP     COMPANY                        MARKETS
   FORTY        SCIENCES       INCOME      JANUS (c)*   OVERSEAS (d)*      VALUE     VALUE (e)*   WORLDWIDE (f)*      EQUITY
--------------------------------------------------------------------------------------------------------------------------------
$       141   $        --   $     4,081   $    18,547   $       7,865   $      150   $       --   $       75,926   $     34,396

      3,640            14         5,120        33,726          13,612          220            5           53,345         12,305
--------------------------------------------------------------------------------------------------------------------------------
     (3,499)          (14)       (1,039)      (15,179)         (5,747)         (70)          (5)          22,581         22,091
--------------------------------------------------------------------------------------------------------------------------------

    (15,009)         (238)      (33,383)     (264,697)       (406,147)      (2,955)      (1,616)        (689,953)      (406,505)

         --            --            --            --              --           --           --               --             --

         --            11            --            --          40,741          602           --               --             --
--------------------------------------------------------------------------------------------------------------------------------
    (15,009)         (227)      (33,383)     (264,697)       (365,406)      (2,353)      (1,616)        (689,953)      (406,505)
--------------------------------------------------------------------------------------------------------------------------------

    153,161           569       211,639     1,324,428       1,113,195        8,791        1,301        2,359,479      1,028,119
--------------------------------------------------------------------------------------------------------------------------------
$   134,653   $       328   $   177,217   $ 1,044,552   $     742,042   $    6,368   $     (320)  $    1,692,107   $    643,705
================================================================================================================================

================================================================================================================================

                                                                                                                      LAZARD
                                                                                                                    RETIREMENT
                                         JANUS ASPEN SERIES (CONTINUED)                                               SERIES
----------------------------------------------------------------------------------------------------------------   -------------
                                                                                      PERKINS
                               GROWTH                                     PERKINS      SMALL                         EMERGING
              GLOBAL LIFE       AND                                       MID CAP     COMPANY                        MARKETS
   FORTY        SCIENCES       INCOME      JANUS (c)*   OVERSEAS (d)*      VALUE     VALUE (e)*   WORLDWIDE (f)*      EQUITY
--------------------------------------------------------------------------------------------------------------------------------
$    (3,499)  $       (14)  $    (1,039)  $   (15,179)  $      (5,747)  $      (70)  $       (5)  $       22,581   $     22,091
    (15,009)         (227)      (33,383)     (264,697)       (365,406)      (2,353)      (1,616)        (689,953)      (406,505)

    153,161           569       211,639     1,324,428       1,113,195        8,791        1,301        2,359,479      1,028,119
--------------------------------------------------------------------------------------------------------------------------------
    134,653           328       177,217     1,044,552         742,042        6,368         (320)       1,692,107        643,705
--------------------------------------------------------------------------------------------------------------------------------

      6,634            --        19,798       216,392         139,200        3,252           17          311,761         69,007
     (1,801)           --       (38,309)     (385,550)       (193,547)      (4,828)          --         (732,397)      (271,859)
     (4,319)       17,523      (231,687)     (170,800)       (124,134)      12,946       (2,269)         (87,878)       115,320
--------------------------------------------------------------------------------------------------------------------------------

        514        17,523      (250,198)     (339,958)       (178,481)      11,370       (2,252)        (508,514)       (87,532)
--------------------------------------------------------------------------------------------------------------------------------
    135,167        17,851       (72,981)      704,594         563,561       17,738       (2,572)       1,183,593        556,173
--------------------------------------------------------------------------------------------------------------------------------
    304,131         1,361       505,641     3,125,283       1,011,278       13,738        2,572        4,964,343        935,565
--------------------------------------------------------------------------------------------------------------------------------
$   439,298   $    19,212   $   432,660   $ 3,829,877   $   1,574,839   $   31,476   $       --   $    6,147,936   $  1,491,738
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=======================================================================================================================

                                                                                               LEGG MASON PARTNERS
                                                   LAZARD RETIREMENT SERIES (CONTINUED)       VARIABLE EQUITY TRUST
                                                 ----------------------------------------   ---------------------------
                                                                      US                                   CLEARBRIDGE
                                                                  SMALL-MID        US       CLEARBRIDGE      EQUITY
                                                 INTERNATIONAL       CAP        STRATEGIC    AGGRESSIVE      INCOME
                                                    EQUITY        EQUITY (g)*    EQUITY     GROWTH (h)*   BUILDER (i)*
-----------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ........................   $       2,084   $         --   $     608   $        --   $         65
Expenses:
   Mortality and expense risk fees ...........             803          2,638         635           115             27
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........           1,281         (2,638)        (27)         (115)            38
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........         (26,347)       (16,030)     (1,439)        2,813         (1,850)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .......................              --             --          --            --             --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .......................              --             --          --            --             --
-----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ..................         (26,347)       (16,030)     (1,439)        2,813         (1,850)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................          38,037        138,479      16,845         1,169          1,852
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ......................   $      12,971   $    119,811   $  15,379   $     3,867   $         40
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=======================================================================================================================

                                                                                               LEGG MASON PARTNERS
                                                   LAZARD RETIREMENT SERIES (CONTINUED)       VARIABLE EQUITY TRUST
                                                 ----------------------------------------   ---------------------------
                                                                      US                                   CLEARBRIDGE
                                                                  SMALL-MID        US       CLEARBRIDGE      EQUITY
                                                 INTERNATIONAL       CAP        STRATEGIC    AGGRESSIVE      INCOME
                                                    EQUITY        EQUITY (g)*    EQUITY     GROWTH (h)*   BUILDER (i)*
-----------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........   $       1,281   $     (2,638)  $     (27)  $      (115)  $         38
   Net realized gain (loss) on investments
      in portfolio shares ....................         (26,347)       (16,030)     (1,439)        2,813         (1,850)
   Net change in unrealized
      appreciation (depreciation) of
      investments in portfolio shares ........          38,037        138,479      16,845         1,169          1,852
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .............................          12,971        119,811      15,379         3,867             40
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners
   transactions:
   Net contract purchase payments (including
   breakage) .................................             133         33,684         787         6,017              3
   Contract redemptions ......................             (40)        (4,579)     (1,799)       (1,221)           (84)
   Net transfers (including mortality
      transfers) .............................          (6,190)        73,632       5,182          (601)        (4,456)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ...          (6,097)       102,737       4,170         4,195         (4,537)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..           6,874        222,548      19,549         8,062         (4,497)
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............          81,710        198,867      57,110         6,274          6,676
-----------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............   $      88,584   $    421,415   $  76,659   $    14,336   $      2,179
=======================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

      LEGG MASON PARTNERS                LEGG MASON
        VARIABLE EQUITY                   PARTNERS                    LORD ABBETT              NEUBERGER BERMAN ADVISERS
       TRUST (CONTINUED)           VARIABLE INCOME TRUST              SERIES FUND                  MANAGEMENT TRUST
-------------------------------  --------------------------  ---------------------------  -----------------------------------
                                     WESTERN       WESTERN
   CLEARBRIDGE      CLEARBRIDGE       ASSET         ASSET
   FUNDAMENTAL       LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL      GROWTH AND   MID-CAP
ALL CAP VALUE (j)*  GROWTH (k)*  YIELD BOND (l)*  BOND (m)*  STRUCTURE (ad)*    INCOME     GROWTH      PARTNERS    REGENCY
-----------------------------------------------------------------------------------------------------------------------------
$               66  $         9  $         2,489  $   2,357  $         2,297  $    5,924  $      --   $    9,451  $    1,106

                39           29              107        520              853       5,579        501        2,725         759
-----------------------------------------------------------------------------------------------------------------------------
                27          (20)           2,382      1,837            1,444         345       (501)       6,726         347
-----------------------------------------------------------------------------------------------------------------------------

              (254)        (299)            (141)    (2,692)         (20,908)    (86,139)      (746)    (247,899)    (51,272)

                --           --               --        312               --          --         --           --          --

                --           --               --         27               --          --         --       41,982         933
-----------------------------------------------------------------------------------------------------------------------------
              (254)        (299)            (141)    (2,353)         (20,908)    (86,139)      (746)    (205,917)    (50,339)
-----------------------------------------------------------------------------------------------------------------------------

             1,368        1,378             (352)     9,592           36,441     169,183     15,270      309,340      71,774
-----------------------------------------------------------------------------------------------------------------------------
$            1,141  $     1,059  $         1,889  $   9,076  $        16,977  $   83,389  $  14,023   $  110,149  $   21,782
=============================================================================================================================

=============================================================================================================================

      LEGG MASON PARTNERS                LEGG MASON
        VARIABLE EQUITY                   PARTNERS                    LORD ABBETT              NEUBERGER BERMAN ADVISERS
       TRUST (CONTINUED)           VARIABLE INCOME TRUST              SERIES FUND                  MANAGEMENT TRUST
-------------------------------  --------------------------  ---------------------------  -----------------------------------
                                     WESTERN       WESTERN
   CLEARBRIDGE      CLEARBRIDGE       ASSET         ASSET
   FUNDAMENTAL       LARGE CAP     GLOBAL HIGH    STRATEGIC      CAPITAL      GROWTH AND   MID-CAP
ALL CAP VALUE (j)*  GROWTH (k)*  YIELD BOND (l)*  BOND (m)*  STRUCTURE (ad)*    INCOME     GROWTH      PARTNERS    REGENCY
-----------------------------------------------------------------------------------------------------------------------------
$               27  $       (20) $         2,382  $   1,837  $         1,444  $      345  $    (501)  $    6,726  $      347
              (254)        (299)            (141)    (2,353)         (20,908)    (86,139)      (746)    (205,917)    (50,339)

             1,368        1,378             (352)     9,592           36,441     169,183     15,270      309,340      71,774
-----------------------------------------------------------------------------------------------------------------------------
             1,141        1,059            1,889      9,076           16,977      83,389     14,023      110,149      21,782
-----------------------------------------------------------------------------------------------------------------------------

             2,861          469               --      5,816           13,543      63,397      3,136        7,497          (1)
              (150)         (26)            (254)    (2,658)         (43,744)    (65,841)       (53)     (31,021)    (38,813)
                --          (46)          27,643     15,745            3,075     (13,917)        19      (10,972)     (5,322)
-----------------------------------------------------------------------------------------------------------------------------

             2,711          397           27,389     18,903          (27,126)    (16,361)     3,102      (34,496)    (44,136)
-----------------------------------------------------------------------------------------------------------------------------
             3,852        1,456           29,278     27,979          (10,149)     67,028     17,125       75,653     (22,354)
-----------------------------------------------------------------------------------------------------------------------------
             1,923        2,239              --      27,724           83,339     590,196     44,437      228,706      97,906
-----------------------------------------------------------------------------------------------------------------------------
$            5,775  $     3,695  $        29,278  $  55,703  $        73,190  $  657,224  $  61,562   $  304,359  $   75,552
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                           NEUBERGER BERMAN ADVISERS                    NORTHERN LIGHTS
                                                         MANAGEMENT TRUST (CONTINUED)                    VARIABLE TRUST
                                                   ------------------------------------------    ----------------------------------
                                                      SHORT
                                                     DURATION       SMALL-CAP       SOCIALLY          JNF               JNF
                                                       BOND          GROWTH        RESPONSIVE       BALANCED           EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ....................................  $     9,202    $         --    $       195   $       121,765    $       502,755
Expenses:
   Mortality and expense risk fees ..............        1,100              49             68            69,106            395,462
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............        8,102             (49)           127            52,659            107,293
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........         (689)         (1,585)          (643)         (438,002)        (2,536,328)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ....................................           --              --             --                --                 --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ....................................           --              --             --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .......................         (689)         (1,585)          (643)         (438,002)        (2,536,328)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .......................................        4,242           2,366          2,605         1,692,013         17,654,890
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .............................  $    11,655    $        732    $     2,089    $    1,306,670    $    15,225,855
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                           NEUBERGER BERMAN ADVISERS                    NORTHERN LIGHTS
                                                         MANAGEMENT TRUST (CONTINUED)                    VARIABLE TRUST
                                                   ------------------------------------------    ----------------------------------
                                                      SHORT
                                                     DURATION       SMALL-CAP       SOCIALLY          JNF               JNF
                                                       BOND          GROWTH        RESPONSIVE       BALANCED           EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............   $     8,102    $        (49)   $       127    $       52,659    $       107,293
   Net realized gain (loss) on investments in
      portfolio shares .........................          (689)         (1,585)          (643)         (438,002)        (2,536,328)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ...................................         4,242           2,366          2,605         1,692,013         17,654,890
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ............................        11,655             732          2,089         1,306,670         15,225,855
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ................................        10,692             191          1,124           246,071            982,663
   Contract redemptions ........................        (2,556)             --             --        (1,003,665)        (3,974,336)
   Net transfers (including mortality
      transfers) ...............................        54,480           1,923          1,958          (341,402)        (1,056,750)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from contract owners' transactions ...        62,616           2,114          3,082        (1,098,996)        (4,048,423)
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..        74,271           2,846          5,171           207,674         11,177,432
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................        51,835           5,766          3,722         7,104,079         47,452,883
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............   $   126,106    $      8,612    $     8,893    $    7,311,753    $    58,630,315
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

      NORTHERN LIGHTS
 VARIABLE TRUST (CONTINUED)                                       PIMCO VARIABLE INSURANCE TRUST
---------------------------    ----------------------------------------------------------------------------------------------------
    JNF                                                                      FOREIGN
  LOOMIS            JNF                       COMMODITY-      EMERGING        BOND          GLOBAL                      LONG TERM
  SAYLES           MONEY          ALL         REALRETURN       MARKETS      US DOLLAR-       BOND           HIGH           US
   BOND           MARKET         ASSET         STRATEGY         BOND          HEDGED        UNHEDGED        YIELD      GOVERNMENT
-----------------------------------------------------------------------------------------------------------------------------------
$     1,078    $     19,839    $    5,050    $     2,424    $     3,802    $       151    $     1,129    $    2,682    $     3,816

        203          76,188           673            418            674             50            361           313          1,036
-----------------------------------------------------------------------------------------------------------------------------------
        875         (56,349)        4,377          2,006          3,128            101            768         2,369          2,780
-----------------------------------------------------------------------------------------------------------------------------------

      7,867              --        (7,457)       (30,697)        19,204           (155)       (15,294)        6,825          5,569

         --              --            --          1,593             --            371          9,798            --          1,858

         --              --            --          1,172             --             --            236            --          1,852
-----------------------------------------------------------------------------------------------------------------------------------
      7,867              --        (7,457)       (27,932)        19,204            216         (5,260)        6,825          9,279
-----------------------------------------------------------------------------------------------------------------------------------

         (1)              0        15,573         35,692             24           (225)         3,342          (176)       (24,523)
-----------------------------------------------------------------------------------------------------------------------------------
$     8,741    $    (56,349)   $   12,493    $     9,766    $    22,356    $        92    $    (1,150)   $    9,018    $   (12,464)
===================================================================================================================================

===================================================================================================================================

      NORTHERN LIGHTS
 VARIABLE TRUST (CONTINUED)                                       PIMCO VARIABLE INSURANCE TRUST
---------------------------    ----------------------------------------------------------------------------------------------------
    JNF                                                                      FOREIGN
  LOOMIS            JNF                       COMMODITY-      EMERGING        BOND           GLOBAL                     LONG TERM
  SAYLES           MONEY          ALL         REALRETURN       MARKETS      US DOLLAR-        BOND          HIGH           US
   BOND           MARKET         ASSET         STRATEGY         BOND          HEDGED        UNHEDGED        YIELD      GOVERNMENT
-----------------------------------------------------------------------------------------------------------------------------------
$       875    $    (56,349)   $    4,377    $     2,006    $     3,128    $       101    $       768    $    2,369    $     2,780
      7,867              --        (7,457)       (27,932)        19,204            216         (5,260)        6,825          9,279

         (1)             --        15,573         35,692             24           (225)         3,342          (176)       (24,523)
-----------------------------------------------------------------------------------------------------------------------------------
      8,741         (56,349)       12,493          9,766         22,356             92         (1,150)        9,018        (12,464)
-----------------------------------------------------------------------------------------------------------------------------------

      2,198         408,558         4,822          1,535          4,203          1,413            817           865          4,658
        (15)     (2,948,125)           --         (9,297)          (110)            --             --          (281)        (3,085)
    (10,883)        834,368       (94,594)       (12,552)         2,259          1,308        (35,969)       (4,080)      (238,319)
-----------------------------------------------------------------------------------------------------------------------------------

     (8,700)     (1,705,199)      (89,772)       (20,314)         6,352          2,721        (35,152)       (3,496)      (236,746)
-----------------------------------------------------------------------------------------------------------------------------------
         41      (1,761,548)      (77,279)       (10,548)        28,708          2,813        (36,302)        5,522       (249,210)
-----------------------------------------------------------------------------------------------------------------------------------
         --       8,191,415       163,626         45,402          7,169            966         63,347        27,114        296,575
-----------------------------------------------------------------------------------------------------------------------------------
$        41    $  6,429,867    $   86,347    $    34,854    $    35,877    $     3,779    $    27,045    $   32,636    $    47,365
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                               REALESTATE-                            STOCKSPLUS(R)
                                                                     LOW        REALRETURN       REAL       SHORT-        TOTAL
                                                                   DURATION   STRATEGY (n)*     RETURN       TERM      RETURN (n)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $   1,213   $          --   $   15,912   $  1,382   $          43
Expenses:
   Mortality and expense risk fees ............................         381              45        5,109        717              17
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................         832             (45)      10,803        665              26
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................          13             414      (15,564)       953          (1,347)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................       1,574              --       22,418        249              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................       1,142              --          840        461              --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ................................................       2,729             414        7,694      1,663          (1,347)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................         994          (1,191)      57,391      2,058             767
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $   4,555   $       ( 822)  $   75,888   $  4,386   $        (554)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                               REALESTATE-                            STOCKSPLUS(R)
                                                                     LOW        REALRETURN       REAL       SHORT-        TOTAL
                                                                   DURATION   STRATEGY (n)*     RETURN       TERM      RETURN (n)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     832   $         (45)  $   10,803   $    665   $          26
   Net realized gain (loss) on investments in portfolio
     shares ...................................................       2,729             414        7,694      1,663          (1,347)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................         994          (1,191)      57,391      2,058             767
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...       4,555            (822)      75,888      4,386            (554)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       2,698              --       32,602     21,015           1,052
   Contract redemptions .......................................          --              --      (16,547)      (735)             --
   Net transfers (including mortality transfers) ..............      50,794         (17,252)     167,290     22,988          (7,215)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ..................................      53,492         (17,252)     183,345     43,268          (6,163)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................      58,047         (18,074)     259,233     47,654          (6,717)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       2,852          18,074      358,230     32,733           6,717
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................   $  60,899   $          --   $  617,463   $ 80,387   $          --
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

   PIMCO
 VARIABLE
   TRUST
(CONTINUED)                                           PIONEER VARIABLE CONTRACTS TRUST
-----------   ----------------------------------------------------------------------------------------------------------------
                                                                         GLOBAL
   TOTAL         CULLEN       EMERGING       EQUITY                       HIGH          HIGH       INTERNATIONAL     MID CAP
  RETURN         VALUE         MARKETS       INCOME          FUND       YIELD (o)*      YIELD        VALUE (o)*       VALUE
------------------------------------------------------------------------------------------------------------------------------
$    30,050   $         1   $      2,181   $     7,150   $     1,177   $        33   $     5,809   $       460     $      292

      5,934             1          2,683         2,322           666             2           715            62            185
------------------------------------------------------------------------------------------------------------------------------
     24,116            --           (502)        4,828           511            31         5,094           398            107
------------------------------------------------------------------------------------------------------------------------------

      9,315            --       (166,505)       (5,961)       (5,636)         (209)      (13,707)      (18,511)          (103)

     11,380            --             --            --            --            --            --            --             --

     12,486            --             --            --            --            --            --            --             --
------------------------------------------------------------------------------------------------------------------------------
     33,181            --       (166,505)       (5,961)       (5,636)         (209)      (13,707)      (18,511)          (103)
------------------------------------------------------------------------------------------------------------------------------

     14,042            24        306,781        29,701        16,545           178        42,180        15,516          4,819
------------------------------------------------------------------------------------------------------------------------------
$    71,339   $        24   $    139,774   $    28,568   $    11,420   $        --   $    33,567   $    (2,597)    $    4,823
==============================================================================================================================

==============================================================================================================================

   PIMCO
 VARIABLE
   TRUST
(CONTINUED)                                                 PIONEER VARIABLE CONTRACTS TRUST
-----------   ----------------------------------------------------------------------------------------------------------------
                                                                         GLOBAL
   TOTAL         CULLEN       EMERGING       EQUITY                       HIGH          HIGH       INTERNATIONAL     MID CAP
  RETURN         VALUE         MARKETS       INCOME          FUND       YIELD (o)*      YIELD        VALUE (o)*       VALUE
------------------------------------------------------------------------------------------------------------------------------
$    24,116   $        --   $       (502)  $     4,828   $       511   $        31   $     5,094   $         398   $      107
     33,181            --       (166,505)       (5,961)       (5,636)         (209)      (13,707)        (18,511)        (103)

     14,042            24        306,781        29,701        16,545           178        42,180          15,516        4,819
------------------------------------------------------------------------------------------------------------------------------
     71,339            24        139,774        28,568        11,420            --        33,567          (2,597)       4,823
------------------------------------------------------------------------------------------------------------------------------

     61,548            --         16,027        11,343        15,224            --         3,205              --          956
    (46,074)           --        (12,235)      (14,527)      (53,567)           --       (22,467)        (28,735)          --
    313,374           123         13,420       (11,022)       73,758          (763)       (7,543)        (20,873)      10,000
------------------------------------------------------------------------------------------------------------------------------

    328,848           123         17,212       (14,206)       35,415          (763)      (26,805)        (49,608)      10,956
------------------------------------------------------------------------------------------------------------------------------
    400,187           147        156,986        14,362        46,835          (763)        6,762         (52,205)      15,779
------------------------------------------------------------------------------------------------------------------------------
    383,584            46        211,236       250,874        79,047           763        68,125          52,205       11,417
------------------------------------------------------------------------------------------------------------------------------
$   783,771    $      193   $    368,222   $   265,236   $   125,882   $        --   $    74,887   $          --   $   27,196
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                 PIONEER
                                                                 VARIABLE
                                                                CONTRACTS
                                                                  TRUST              ROYCE
                                                               (CONTINUED)        CAPITAL FUND            RYDEX VARIABLE TRUST
                                                               -----------   ---------------------   -------------------------------
                                                                                                        SGI CLS         SGI CLS
                                                                STRATEGIC                              ADVISORONE      ADVISORONE
                                                                 INCOME      MICRO-CAP   SMALL-CAP   AMERIGO (ae)*   CLERMONT (af)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $     3,290   $      --   $      --   $          25   $           --
Expenses:
   Mortality and expense risk fees .........................           292       3,286       3,755             219                3
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......................         2,998      (3,286)     (3,755)           (194)              (3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................        (1,373)   (118,861)    (53,236)          4,432              127
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................         4,094          --          --              --               --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................         2,383          --          --              --               --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares .............................................         5,104    (118,861)    (53,236)          4,432              127
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................         1,099     265,836     169,127           5,428               --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................   $     9,201   $ 143,689   $ 112,136   $       9,666   $          124
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                 PIONEER
                                                                 VARIABLE
                                                                CONTRACTS
                                                                  TRUST              ROYCE
                                                               (CONTINUED)        CAPITAL FUND            RYDEX VARIABLE TRUST
                                                               -----------   ---------------------   -------------------------------
                                                                                                        SGI CLS         SGI CLS
                                                                STRATEGIC                              ADVISORONE      ADVISORONE
                                                                 INCOME      MICRO-CAP   SMALL-CAP   AMERIGO (ae)*   CLERMONT (af)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $     2,998   $  (3,286)  $  (3,755)  $        (194)  $           (3)
   Net realized gain (loss) on investments in portfolio
     shares ................................................         5,104    (118,861)    (53,236)          4,432              127
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................         1,099     265,836     169,127           5,428               --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................         9,201     143,689     112,136           9,666              124
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....           451      31,945      20,211           1,613               --
   Contract redemptions ....................................          (385)    (16,771)   (106,129)             --               --
   Net transfers (including mortality transfers) ...........        13,457     (20,392)     34,339         (40,499)            (124)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ...............................        13,523      (5,218)    (51,579)        (38,886)            (124)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ................        22,724     138,471      60,557         (29,220)              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................            --     279,703     349,125          34,039               --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ............................   $    22,724   $ 418,174   $ 409,682   $       4,819   $           --
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
SGI ALL-ASSET   SGI ALL-ASSET      SGI U.S.
 CONSERVATIVE     MODERATE       LONG SHORT                     BASIC                     COMMODITIES    CONSUMER      DOW 2X
STRATEGY (p)*   STRATEGY (q)*   MOMENTUM (r)*     BANKING     MATERIALS   BIOTECHNOLOGY     STRATEGY     PRODUCTS     STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
$          --   $           1   $          54   $      384   $      501   $          --   $       198   $      517   $      --

           11             314             663          503        2,091             534           296          262         627
-------------------------------------------------------------------------------------------------------------------------------
          (11)           (313)           (609)        (119)      (1,590)           (534)          (98)         255        (627)
-------------------------------------------------------------------------------------------------------------------------------

            1              32         (33,051)     (13,829)     (74,256)        (14,198)      (54,492)      (2,299)        (72)

           --              --              --           --           --              --            --           --          --

           --              --              --           --        7,374              --            --           --          --
-------------------------------------------------------------------------------------------------------------------------------
            1              32         (33,051)     (13,829)     (66,882)        (14,198)      (54,492)      (2,299)        (72)
-------------------------------------------------------------------------------------------------------------------------------

          141           6,927          46,101        8,945      149,977          16,568        46,096        5,774      (5,210)
-------------------------------------------------------------------------------------------------------------------------------
$         131   $       6,646   $      12,441   $   (5,003)  $   81,505   $       1,836   $    (8,494)  $    3,730   $  (5,909)
===============================================================================================================================

===============================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
SGI ALL-ASSET   SGI ALL-ASSET      SGI U.S.
 CONSERVATIVE     MODERATE       LONG SHORT                     BASIC                     COMMODITIES    CONSUMER      DOW 2X
STRATEGY (p)*   STRATEGY (q)*   MOMENTUM (r)*     BANKING     MATERIALS   BIOTECHNOLOGY     STRATEGY     PRODUCTS     STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
$         (11)  $        (313)  $        (609)  $     (119)  $   (1,590)  $        (534)  $       (98)  $      255   $    (627)
            1              32         (33,051)     (13,829)     (66,882)        (14,198)      (54,492)      (2,299)        (72)

          141           6,927          46,101        8,945      149,977          16,568        46,096        5,774      (5,210)
-------------------------------------------------------------------------------------------------------------------------------
          131           6,646          12,441       (5,003)      81,505           1,836        (8,494)       3,730      (5,909)
-------------------------------------------------------------------------------------------------------------------------------

          253             313           1,201          816       16,782             801            --       10,830          --
           --             (20)             --       (1,614)     (68,293)         (1,432)       (8,163)         (15)     (6,646)
          800          48,921         (42,837)     (35,849)      20,926         (32,879)       24,747         (236)    (72,039)
-------------------------------------------------------------------------------------------------------------------------------

        1,053          49,214         (41,636)     (36,647)     (30,585)        (33,510)       16,584       10,579     (78,685)
-------------------------------------------------------------------------------------------------------------------------------
        1,184          55,860         (29,195)     (41,650)      50,920         (31,674)        8,090       14,309     (84,594)
-------------------------------------------------------------------------------------------------------------------------------
          265              --          87,223       53,478      185,132          69,078        40,819       19,979      97,789
-------------------------------------------------------------------------------------------------------------------------------
$       1,449   $      55,860   $      58,028   $   11,828   $  236,052   $      37,404   $    48,909   $   34,288   $  13,195
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------

                                                                                                ENERGY     EUROPE 1.25X   FINANCIAL
                                                                    ELECTRONICS     ENERGY     SERVICES      STRATEGY      SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $        --   $      --   $       --   $      2,274   $     204
Expenses:
   Mortality and expense risk fees ..............................           300       4,627        7,987            439         166
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................          (300)     (4,627)      (7,987)         1,835          38
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................         9,461    (265,238)    (436,099)       (19,871)     (2,245)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................            --           7           --             --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................            --      35,840       46,388             --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares .................................................         9,461    (229,391)    (389,711)       (19,871)     (2,245)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................         6,430     369,168      716,846         31,315       3,196
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $    15,591   $ 135,150   $  319,148   $     13,279   $     989
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------

                                                                                                ENERGY     EUROPE 1.25X   FINANCIAL
                                                                    ELECTRONICS     ENERGY     SERVICES      STRATEGY      SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $      (300)  $  (4,627)  $   (7,987)  $      1,835   $      38
   Net realized gain (loss) on investments in portfolio shares ..         9,461    (229,391)    (389,711)       (19,871)     (2,245)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................         6,430     369,168      716,846         31,315       3,196
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....        15,591     135,150      319,148         13,279         989
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........            --      32,379       60,843          1,998       2,750
   Contract redemptions .........................................        (1,451)    (51,996)     (79,892)            (7)         --
   Net transfers (including mortality transfers) ................       110,842     (19,180)      92,879          8,080     (22,079)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...................................       109,391     (38,797)      73,830         10,071     (19,329)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................       124,982      96,353      392,978         23,350     (18,340)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................            --     426,798      503,752         36,488      31,453
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $   124,982   $ 523,151   $  896,730   $     59,838   $  13,113
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================

                                         RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------
GOVERNMENT                                        INVERSE                                   INVERSE
  LONG                               INVERSE     GOVERNMENT    INVERSE        INVERSE       RUSSELL     INVERSE
BOND 1.2X      HEALTH                 DOW 2X     LONG BOND     MID-CAP     NASDAQ-100(R)    2000(R)     S&P 500
 STRATEGY       CARE     INTERNET    STRATEGY     STRATEGY     STRATEGY      STRATEGY       STRATEGY    STRATEGY
-----------------------------------------------------------------------------------------------------------------
$    1,869   $      --   $     --   $       --   $       --   $       --   $          29   $      --   $       --

       932         578        181        1,457          332           72              81         292          698
------------------------------------------------------------------------------------------------------------------
       937        (578)      (181)      (1,457)        (332)         (72)            (52)       (292)        (698)
------------------------------------------------------------------------------------------------------------------

   (49,436)       (396)     2,150      (85,955)      (3,741)      (4,680)         (7,403)    (14,315)     (15,926)

     5,251          --         --           --           --           --              --          --           --

     2,616          --         --           --           --           --              --          --           --
------------------------------------------------------------------------------------------------------------------
   (41,569)       (396)     2,150      (85,955)      (3,741)      (4,680)         (7,403)    (14,315)     (15,926)
------------------------------------------------------------------------------------------------------------------

   (40,212)     17,271      3,479        4,962          758          754             962       5,597         (572)
------------------------------------------------------------------------------------------------------------------
$  (80,844)  $  16,297   $  5,448   $  (82,450)  $   (3,315)  $   (3,998)  $      (6,493)  $  (9,010)  $  (17,196)
==================================================================================================================

==================================================================================================================

                                         RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------
GOVERNMENT                                        INVERSE                                   INVERSE
  LONG                               INVERSE     GOVERNMENT    INVERSE        INVERSE       RUSSELL     INVERSE
BOND 1.2X      HEALTH                 DOW 2X     LONG BOND     MID-CAP     NASDAQ-100(R)    2000(R)     S&P 500
 STRATEGY       CARE     INTERNET    STRATEGY     STRATEGY     STRATEGY      STRATEGY       STRATEGY    STRATEGY
------------------------------------------------------------------------------------------------------------------
$      937   $    (578)  $   (181)  $   (1,457)  $     (332)  $      (72)  $         (52)  $    (292)  $     (698)
   (41,569)       (396)     2,150      (85,955)      (3,741)      (4,680)         (7,403)    (14,315)     (15,926)

   (40,212)     17,271      3,479        4,962          758          754             962       5,597         (572)
------------------------------------------------------------------------------------------------------------------
   (80,844)     16,297      5,448      (82,450)      (3,315)      (3,998)         (6,493)     (9,010)     (17,196)
------------------------------------------------------------------------------------------------------------------

     4,482       3,160         99        5,130           --            1              --         560        3,018
       (13)     (6,488)       (10)      (3,752)     (24,444)        (207)           (200)         --       (3,689)
  (294,828)     11,319     42,802     (104,168)      47,449        1,092          (3,731)    (27,132)     (63,519)
------------------------------------------------------------------------------------------------------------------

  (290,359)      7,991     42,891     (102,790)      23,005          886          (3,931)    (26,572)     (64,190)
------------------------------------------------------------------------------------------------------------------
  (371,203)     24,288     48,339     (185,240)      19,690       (3,112)        (10,424)    (35,582)     (81,386)
------------------------------------------------------------------------------------------------------------------
   388,982      40,634         --      268,066        7,627        8,127          13,350      44,489      113,016
------------------------------------------------------------------------------------------------------------------
$   17,779   $  64,922   $ 48,339   $   82,826   $   27,317   $    5,015   $       2,926   $   8,907   $   31,630
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                              MID CAP   MULTI-CAP     SGI MULTI-
                                                                   JAPAN 2X                    1.5X       CORE          HEDGE
                                                                 STRATEGY (s)*    LEISURE    STRATEGY    EQUITY     STRATEGIES (t)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $         143   $      --   $     41   $      --   $           126
Expenses:
   Mortality and expense risk fees ............................            296          31        508           7                72
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................           (153)        (31)      (467)         (7)               54
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................          8,938      (5,440)   (17,222)        198               (24)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................             --          --         --          --                --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................             --          --         --          --                --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ...............................................          8,938      (5,440)   (17,222)        198               (24)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................            721       6,317     38,391          --               165
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...  $       9,506   $     846   $ 20,702   $     191   $           195
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                              MID CAP   MULTI-CAP     SGI MULTI-
                                                                   JAPAN 2X                    1.5X       CORE          HEDGE
                                                                 STRATEGY (s)*    LEISURE    STRATEGY    EQUITY     STRATEGIES (t)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $        (153)  $     (31)  $   (467)  $      (7)  $            54
   Net realized gain (loss) on investments in portfolio
      shares ..................................................          8,938      (5,440)   (17,222)        198               (24)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................            721       6,317     38,391          --               165
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...          9,506         846     20,702         191               195
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........             --           1        653          --             4,273
   Contract redemptions .......................................             (6)       (965)      (997)         --                --
   Net transfers (including mortality transfers) ..............         35,120      (1,331)    71,345        (191)            7,267
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................         35,114      (2,295)    71,001        (191)           11,540
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................         44,620      (1,449)    91,703          --            11,735
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................         14,852       4,018     23,119          --               606
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................  $      59,472   $   2,569   $114,822   $      --   $        12,341
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                      RUSSELL      RUSSELL       S&P 500
                NASDAQ-100(R)                PRECIOUS       REAL                   2000(R) 1.5X   2000(R) 2X       2X
NASDAQ-100(R)    2X STRATEGY      NOVA        METALS       ESTATE      RETAILING     STRATEGY      STRATEGY     STRATEGY
--------------------------------------------------------------------------------------------------------------------------
$          --   $          --   $     159   $       --   $     1,607   $      --   $         --   $        4   $    1,283

          971           1,148         157        4,692           590          63            517          558        1,051
--------------------------------------------------------------------------------------------------------------------------
         (971)         (1,148)          2       (4,692)        1,017         (63)          (517)        (554)         232
--------------------------------------------------------------------------------------------------------------------------

       (8,172)         50,429        (104)     250,163         8,878         912         19,102       10,553       11,386

           --              --          --           --            --          --             --           --           --

           --              --          --           --            --          --             --           --           --
--------------------------------------------------------------------------------------------------------------------------
       (8,172)         50,429        (104)     250,163         8,878         912         19,102       10,553       11,386
--------------------------------------------------------------------------------------------------------------------------

       48,537          31,921       5,187      (56,354)        8,715         366         11,961          666       40,848
--------------------------------------------------------------------------------------------------------------------------
$      39,394   $      81,202   $   5,085   $  189,117   $    18,610   $   1,215   $     30,546   $   10,665   $   52,466
==========================================================================================================================

==========================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                      RUSSELL      RUSSELL       S&P 500
                NASDAQ-100(R)                PRECIOUS       REAL                   2000(R) 1.5X   2000(R) 2X       2X
NASDAQ-100(R)    2X STRATEGY      NOVA        METALS       ESTATE      RETAILING     STRATEGY      STRATEGY     STRATEGY
--------------------------------------------------------------------------------------------------------------------------
$        (971)  $      (1,148)  $       2   $   (4,692)  $     1,017   $     (63)  $       (517)  $     (554)  $      232
       (8,172)         50,429        (104)     250,163         8,878         912         19,102       10,553       11,386

       48,537          31,921       5,187      (56,354)        8,715         366         11,961          666       40,848
--------------------------------------------------------------------------------------------------------------------------
       39,394          81,202       5,085      189,117        18,610       1,215         30,546       10,665       52,466
--------------------------------------------------------------------------------------------------------------------------

        7,981          13,982          --        7,377         3,212          --            519          872        1,618
       (5,512)        (14,948)         --      (73,924)       (3,228)        (10)        (2,686)      (5,133)     (10,651)
       (1,423)        222,156         385     (313,054)      117,176       8,129        (44,356)     109,870       76,759
--------------------------------------------------------------------------------------------------------------------------

        1,046         221,190         385     (379,601)      117,160       8,119        (46,523)     105,609       67,726
--------------------------------------------------------------------------------------------------------------------------
       40,440         302,392       5,470     (190,484)      135,770       9,334        (15,977)     116,274      120,192
--------------------------------------------------------------------------------------------------------------------------
       76,701          28,744      14,714      633,769        29,396          --         64,670       67,549       54,114
--------------------------------------------------------------------------------------------------------------------------
$     117,141   $     331,136   $  20,184   $  443,285   $   165,166   $   9,334   $     48,693   $  183,823   $  174,306
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                             -------------------------------------------------------------------
                                                                                            S&P           S&P          S&P
                                                               S&P 500       S&P 500       MIDCAP       MIDCAP       SMALLCAP
                                                                 PURE         PURE        400 PURE     400 PURE      600 PURE
                                                             GROWTH (u)*   VALUE (v)*   GROWTH (w)*   VALUE (x)*   GROWTH (y)*
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $        --   $    3,477   $        --   $      468   $        --
Expenses:
   Mortality and expense risk fees .......................           509        1,266           485          386           195
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .....................          (509)       2,211          (485)          82          (195)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         2,294       46,625         5,306       17,321           986
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................            --           --            --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --           --            --           --            --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ............................................         2,294       46,625         5,306       17,321           986
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        16,569       17,051        14,927        6,096         4,061
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................   $    18,354   $   65,887   $    19,748   $   23,499   $     4,852
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                             -------------------------------------------------------------------
                                                                                            S&P           S&P          S&P
                                                               S&P 500       S&P 500       MIDCAP       MIDCAP       SMALLCAP
                                                                 PURE         PURE        400 PURE     400 PURE      600 PURE
                                                             GROWTH (u)*   VALUE (v)*   GROWTH (w)*   VALUE (x)*   GROWTH (y)*
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $      (509)  $    2,211   $      (485)  $       82   $      (195)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................         2,294       46,625         5,306       17,321           986
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................        16,569       17,051        14,927        6,096         4,061
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................        18,354       65,887        19,748       23,499         4,852
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...           838        1,369            --          308           590
   Contract redemptions ..................................          (324)      (1,039)      (18,142)         (40)         (309)
   Net transfers (including mortality transfers) .........       102,919       46,269        58,716       92,744         7,707
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................       103,433       46,599        40,574       93,012         7,988
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...............       121,787      112,486        60,322      116,511        12,840
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................         7,419       29,958        23,159        1,334        25,384
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...........................   $   129,206   $  142,444   $    83,481   $  117,845   $    38,224
================================================================================================================================

* See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                                      SELIGMAN
                                        RYDEX VARIABLE TRUST (CONTINUED)                                             PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------  ---------------
  S&P                                                                           U.S.
 SMALLCAP     STRENGTHENING                                                  GOVERNMENT               WEAKENING    COMMUNICATIONS
 600 PURE       DOLLAR 2X                       TELE-                          MONEY                  DOLLAR 2X         AND
VALUE (z)*       STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES   STRATEGY      INFORMATION
----------------------------------------------------------------------------------------------------------------------------------
$    1,541    $          --   $       --   $        3,017   $          153   $      183   $   7,498   $        2   $           --

     2,583              140          532              485              102        2,885       1,024           60            1,093
----------------------------------------------------------------------------------------------------------------------------------
    (1,042)            (140)        (532)           2,532               51       (2,702)      6,474          (58)          (1,093)
----------------------------------------------------------------------------------------------------------------------------------

   138,707           (4,990)       1,900           (1,417)             987           --      10,352          760          (27,676)

        --              134           --               --               --           --          --           --               --

        --              248           --               --               --           --          --           --               --
----------------------------------------------------------------------------------------------------------------------------------
   138,707           (4,608)       1,900           (1,417)             987           --      10,352          760          (27,676)
----------------------------------------------------------------------------------------------------------------------------------

    25,694            1,565       22,632            3,859              133           --       3,700         (415)          73,202
----------------------------------------------------------------------------------------------------------------------------------
$  163,359    $      (3,183)  $   24,000   $        4,974   $        1,171   $   (2,702)  $  20,526   $      287   $       44,433
==================================================================================================================================

==================================================================================================================================

                                                                                                                      SELIGMAN
                                        RYDEX VARIABLE TRUST (CONTINUED)                                             PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------  ---------------
   S&P                                                                          U.S.
 SMALLCAP     STRENGTHENING                                                  GOVERNMENT               WEAKENING    COMMUNICATIONS
 600 PURE       DOLLAR 2X                       TELE-                          MONEY                  DOLLAR 2X          AND
VALUE (z)*       STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES   STRATEGY      INFORMATION
----------------------------------------------------------------------------------------------------------------------------------
$   (1,042)   $        (140)  $     (532)  $        2,532   $           51   $   (2,702)  $   6,474   $      (58)  $       (1,093)
   138,707           (4,608)       1,900           (1,417)             987           --      10,352          760          (27,676)

    25,694            1,565       22,632            3,859              133           --       3,700         (415)          73,202
----------------------------------------------------------------------------------------------------------------------------------
   163,359           (3,183)      24,000            4,974            1,171       (2,702)     20,526          287           44,433
----------------------------------------------------------------------------------------------------------------------------------

     4,162            3,203        8,646               --               --        7,119       6,575          498            2,022
      (457)              --       (1,830)         (30,545)          (4,041)    (123,134)     (9,661)          --             (816)
  (154,530)         (11,598)      97,501           22,889           41,561      159,853      91,706         (114)          13,654
----------------------------------------------------------------------------------------------------------------------------------

  (150,825)          (8,395)     104,317           (7,656)          37,520       43,838      88,620          384           14,860
----------------------------------------------------------------------------------------------------------------------------------
    12,534          (11,578)     128,317           (2,682)          38,691       41,136     109,146          671           59,293
----------------------------------------------------------------------------------------------------------------------------------
    70,150           12,253        1,043           49,820            5,184      278,986      68,916        3,038           72,622
----------------------------------------------------------------------------------------------------------------------------------
$   82,684    $         675   $  129,360   $       47,138   $       43,875   $  320,122   $ 178,062   $    3,709   $      131,915
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                  THIRD
                                                                   SELIGMAN       AVENUE
                                                                  PORTFOLIOS     VARIABLE
                                                                  (CONTINUED)  SERIES TRUST          VAN ECK VIP TRUST (ag)*
                                                                  -----------  ------------  ---------------------------------------
                                                                                                                          GLOBAL
                                                                    GLOBAL                     GLOBAL      EMERGING        HARD
                                                                  TECHNOLOGY      VALUE      BOND (ah)*     MARKETS    ASSETS (ai)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $        --  $         --  $    3,681   $      570   $      2,018
Expenses:
   Mortality and expense risk fees ............................           513         6,898       1,390        7,097          7,934
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................          (513)       (6,898)      2,291       (6,527)        (5,916)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................       (18,276)     (151,630)      4,353     (170,520)      (224,442)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................            --            --          --           --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................            --       168,266          --       23,062          4,001
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...................................................       (18,276)       16,636       4,353     (147,458)      (220,441)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................        37,913       243,147       3,306      585,613        572,639
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ......   $    19,124  $    252,885  $    9,950   $  431,628   $    346,282
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                  THIRD
                                                                   SELIGMAN       AVENUE
                                                                  PORTFOLIOS     VARIABLE
                                                                  (CONTINUED)  SERIES TRUST          VAN ECK VIP TRUST (ag)*
                                                                  -----------  ------------  ---------------------------------------
                                                                                                                          GLOBAL
                                                                    GLOBAL                     GLOBAL      EMERGING        HARD
                                                                  TECHNOLOGY      VALUE      BOND (ah)*     MARKETS    ASSETS (ai)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      (513) $     (6,898) $    2,291   $   (6,527)  $     (5,916)
   Net realized gain (loss) on investments in portfolio
     shares ...................................................       (18,276)       16,636       4,353     (147,458)      (220,441)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................        37,913       243,147       3,306      585,613        572,639
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....        19,124       252,885       9,950      431,628        346,282
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........         2,610        82,370      15,258       37,091         18,723
   Contract redemptions .......................................           (23)      (60,124)       (228)     (17,721)       (66,441)
   Net transfers (including mortality transfers) ..............         5,580        23,283     (30,964)     619,043        (90,797)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...................................         8,167        45,529     (15,934)     638,413       (138,515)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ....................        27,291       298,414      (5,984)   1,070,041        207,767
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        37,803       596,394     135,840      253,526        647,782
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ................................   $    65,094  $    894,808  $  129,856   $1,323,567   $    855,549
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================

                                         WELLS FARGO
            VAN ECK VIP                   ADVANTAGE
         (CONTINUED) (ag)*                VT FUNDS
---------------------------------   ------------------------
     MULTI-
     MANAGER             REAL                                   COMBINED
ALTERNATIVES (aa)*   ESTATE (ab)*   DISCOVERY   OPPORTUNITY      TOTAL
------------------------------------------------------------  -------------
   $        13       $         --   $      --   $        --   $  1,227,043

            88                890       3,740         7,465        991,718
------------------------------------------------------------  -------------
           (75)              (890)     (3,740)       (7,465)       235,325
------------------------------------------------------------  -------------

          (142)          (118,260)     (1,342)      (75,392)    (8,696,546)

           264                 --          --            --         60,053

            --                 --          --            --        803,246
------------------------------------------------------------  -------------
           122           (118,260)     (1,342)      (75,392)    (7,833,247)
------------------------------------------------------------  -------------

           891            150,424     137,082       371,740     38,502,367
------------------------------------------------------------  -------------
   $       938       $     31,274   $ 132,000   $   288,883   $ 30,904,445
===========================================================================


===========================================================================

                                         WELLS FARGO
            VAN ECK VIP                   ADVANTAGE
         (CONTINUED) (ag)*                VT FUNDS
---------------------------------   ------------------------
     MULTI-
     MANAGER             REAL                                   COMBINED
ALTERNATIVES (aa)*   ESTATE (ab)*   DISCOVERY   OPPORTUNITY      TOTAL
------------------------------------------------------------  -------------
   $       (75)      $       (890)  $  (3,740)  $    (7,465)  $    235,325
           122           (118,260)     (1,342)      (75,392)    (7,833,247)

           891            150,424     137,082       371,740     38,502,367
------------------------------------------------------------  -------------
           938             31,274     132,000       288,883     30,904,445
------------------------------------------------------------  -------------

         1,078              7,526      16,189        51,018      4,524,653
           (20)           (23,156)    (36,776)      (37,432)   (13,353,183)
        11,460           (123,852)     32,972       103,557        282,957
------------------------------------------------------------  -------------

        12,518           (139,482)     12,385       117,143     (8,545,573)
------------------------------------------------------------  -------------
        13,456           (108,208)    144,385       406,026     22,358,872
------------------------------------------------------------  -------------
         3,864            108,208     313,615       524,341    103,148,287
------------------------------------------------------------  -------------
   $    17,320       $         --   $ 458,000   $   930,367   $125,507,159
===========================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 AND 2009

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva, Inc., the Company's ultimate parent, and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

      The following investment subaccounts are available to new investors as of December 31, 2010:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Ultra Fund
   Value Fund
   Vista Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   Kaufmann Fund II

INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

JANUS ASPEN SERIES
   Balanced Portfolio
   Enterprise Portfolio
   Forty Portfolio
   Janus Portfolio
   Overseas Portfolio
   Perkins Mid Cap Value Portfolio
   Worldwide Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
   Capital Structure Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long-Term US Government Portfolio
   Low Duration Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Strategic Income Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Strategy Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100 Strategy Fund
   Inverse Russell 2000(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI All-Asset Aggressive Strategy Fund
   SGI All-Asset Conservative Strategy Fund
   SGI All-Asset Moderate Strategy Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI Multi-Hedge Strategies Fund
   SGI U.S. Long Short Momentum
   Strengthening Dollar 2X Strategy Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
   Weakening Dollar 2X Strategy Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

NEW ACCOUNTING PRONOUNCEMENTS

      In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosures", which amends ASC 820, adding new disclosure requirements for Levels 1 and 2, separate disclosures of purchases, sales, issuances and settlements relating to Level 3 measurements and clarification of existing fair value disclosures. ASU 2010-06 is effective for periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010. Account C has implemented the new disclosures in its financial statements that are effective in 2010.

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account C's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

      Account C adopted the provisions of ASC 740 relating to accounting for uncertainty in income taxes on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account C, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account C's financial statements. Account C does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage for the year ended December 31, 2010 was income of $1,882 and a loss of $165 for the year ended December 31, 2009.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP defines fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account C. Unobservable inputs are inputs that reflect Account C's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

      o Level 1-  Observable inputs are unadjusted,  quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities and certain common stocks.

      o Level 2-  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, mutual funds, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o Level 3-  Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account C includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                            FAIR VALUE MEASUREMENTS USING
----------------------------------------------------------------------------------
                                      QUOTED PRICES     SIGNIFICANT
                                        IN ACTIVE         OTHER        SIGNIFICANT
                                       MARKETS FOR      OBSERVABLE    UNOBSERVABLE
                      TOTAL AS OF   IDENTICAL ASSETS      INPUTS         INPUTS
                      12/31/2010       (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
----------------------------------------------------------------------------------
Assets:
   Mutual Funds:
----------------------------------------------------------------------------------
Balanced .........   $  8,355,502         $--          $  8,355,502        $--
----------------------------------------------------------------------------------
Bond .............      3,693,414          --             3,693,414         --
----------------------------------------------------------------------------------
Money Market .....      5,784,731          --             5,784,731         --
----------------------------------------------------------------------------------
Stock ............    118,764,434          --           118,764,434         --
----------------------------------------------------------------------------------
                     $136,398,081          --          $136,398,081         --
                     =============================================================

      In accordance with ASU 2009-12, Account C's disclosures include the category, fair value, redemption frequency and redemption notice period for those assets whose fair value is calculated using the net asset value (NAV) per share. For Account C, such assets include investments in various mutual funds. The following table indicates the investments with a reported NAV:

                 FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2010
-----------------------------------------------------------------------------------------
                                                               REDEMPTION       OTHER
                      FAIR VALUE     UNFUNDED    REDEMPTION      NOTICE      REDEMPTION
INVESTMENT            USING NAV     COMMITMENT   FREQUENCY      PERIOD*     RESTRICTIONS
-----------------------------------------------------------------------------------------
Mutual Funds:
-----------------------------------------------------------------------------------------
Balanced             $  8,355,502       N/A         Daily     0 - 90 days       None
-----------------------------------------------------------------------------------------
Bond                    3,693,414       N/A         Daily     0 - 90 days       None
-----------------------------------------------------------------------------------------
Money
Market                  5,784,731       N/A         Daily         None          None
-----------------------------------------------------------------------------------------
Stock                 118,764,434       N/A         Daily     0 - 90 days       None
-----------------------------------------------------------------------------------------
                     $136,398,081
                     ============

*     Varies by individual fund.

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $29,543,450 and $32,984,270 for the years ended December 31, 2010 and 2009, respectively. The aggregate proceeds from sales of investments in portfolio shares were $40,887,926 and $40,431,303 for the years ended December 31, 2010 and 2009, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the JNF Equity, of the Northern Lights Series Trust which is 0.69 percent. These fees were $1,138,211 and $991,718 for the years ended December 31, 2010 and 2009, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $94,650 and $118,030 for the years ended December 31, 2010 and 2009, respectively.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

==========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                         UNITS                  ----------    TOTAL     INCOME    EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO     RATIO
--------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
     December 31, 2010 ...............................      410   $      4.80   $    1,990    12.94%        0.40%    1.00%
     December 31, 2009 ...............................      440          4.25        1,898    49.65%        0.00%    1.00%
     December 31, 2008 ...............................      485          2.84        1,398   -45.70%        0.00%    1.00%
     December 31, 2007 ...............................      547          5.23        2,902    32.07%        0.00%    1.00%
     December 31, 2006 ...............................      504          3.96        2,029    18.21%        0.00%    1.00%
   Large Cap Growth Portfolio
     December 31, 2010 ...............................      593          1.91        1,135    11.70%        0.74%    1.00%
     December 31, 2009 ...............................      651          1.71        1,111    46.15%        0.65%    1.00%
     December 31, 2008 ...............................      654          1.17          763   -46.58%        0.22%    1.00%
     December 31, 2007 ...............................      691          2.19        1,513    19.02%        0.32%    1.00%
     December 31, 2006 ...............................      679          1.84        1,251     3.95%        0.13%    1.00%
   Mid Cap Growth Portfolio
     December 31, 2010 ...............................      296          2.61          773    18.10%        0.00%    1.00%
     December 31, 2009 ...............................      295          2.21          651    50.34%        0.00%    1.00%
     December 31, 2008 ...............................      316          1.47          464   -58.71%        0.17%    1.00%
     December 31, 2007 ...............................      361          3.56        1,288    29.93%        0.00%    1.00%
     December 31, 2006 ...............................      353          2.74          966     9.16%        0.00%    1.00%
   Small Cap Growth Portfolio
     December 31, 2010 ...............................      862          2.03        1,754    23.78%        0.00%    1.00%
     December 31, 2009 ...............................      904          1.64        1,483    43.86%        0.00%    1.00%
     December 31, 2008 ...............................      994          1.14        1,131   -46.98%        0.00%    1.00%
     December 31, 2007 ...............................    1,147          2.15        2,468    16.22%        0.00%    1.00%
     December 31, 2006 ...............................    1,176          1.85        2,180    18.59%        0.00%    1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2010 ...............................       20          1.13           23    11.88%        0.00%    1.00%
     December 31, 2009 ...............................       17          1.01           17    18.82%        4.30%    1.00%
     December 31, 2008 ...............................       15          0.85           12   -40.97%        2.23%    1.00%
     December 31, 2007 ...............................       10          1.44           14     4.35%        1.59%    1.00%
     December 31, 2006 ...............................        5          1.38            6    15.97%        0.44%    1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2010 ...............................        7         11.94           89    10.45%        1.91%    1.00%
     December 31, 2009 ...............................        7         10.81           72    14.39%        5.17%    1.00%
     December 31, 2008 ...............................        5          9.45           50   -21.12%        1.99%    1.00%
     December 31, 2007 ...............................        2         11.98           23     3.90%        0.73%    1.00%
     December 31, 2006 ...............................       --         11.53            2     8.47%        1.15%    1.00%
   Income & Growth Fund
     December 31, 2010 ...............................       81          1.18           96    12.38%        1.52%    1.00%
     December 31, 2009 ...............................       82          1.05           86    16.67%        4.66%    1.00%
     December 31, 2008 ...............................       80          0.90           71   -34.78%        1.97%    1.00%
     December 31, 2007 ...............................      104          1.38          144    -1.43%        1.57%    1.00%
     December 31, 2006 ...............................       71          1.40           99    15.70%        1.56%    1.00%
   Inflation Protection Fund
     December 31, 2010 ...............................        3         12.83           35     4.06%        1.65%    1.00%
     December 31, 2009 ...............................        3         12.33           34     9.12%        1.15%    1.00%
     December 31, 2008 ...............................        6         11.30           72    -2.59%        4.51%    1.00%
     December 31, 2007 ...............................       --         11.60            2     8.41%        5.79%    1.00%
     December 31, 2006 ...............................       --         10.70            1     0.56%        3.18%    1.00%
   International Fund
     December 31, 2010 ...............................      518          1.76          911    12.10%        2.28%    1.00%
     December 31, 2009 ...............................      533          1.57          836    33.05%        2.21%    1.00%
     December 31, 2008 ...............................      681          1.18          806   -45.62%        0.81%    1.00%
     December 31, 2007 ...............................      587          2.17        1,271    17.30%        0.62%    1.00%
     December 31, 2006 ...............................      514          1.85          953    23.33%        1.46%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

============================================================================================================================

                                                                                    TOTAL
                                                                                 NET ASSETS            INVESTMENT
                                                           UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                          (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Large Company Value Fund
     December 31, 2010 ................................       --   $      7.62   $        2     9.96%        1.55%     1.00%
     December 31, 2009 ................................       --          6.93            2    18.87%        7.10%     1.00%
     December 31, 2008 ................................        2          5.83           11   -37.91%        0.00%     1.00%
     December 31, 2007 ................................       --          9.39           --    -6.47%        0.00%     1.00%
     Inception May 1, 2007 ............................       --         10.04           --      N/A          N/A       N/A
   Ultra Fund
     December 31, 2010 ................................        4         10.25           40    14.91%        0.48%     1.00%
     December 31, 2009 ................................       --          8.92           --    33.13%        0.00%     1.00%
     December 31, 2008 ................................       --          6.70           --   -42.04%        0.00%     1.00%
     December 31, 2007 ................................       --         11.56           --    15.37%        0.00%     1.00%
     Inception May 1, 2007 ............................       --         10.02           --      N/A          N/A       N/A
   Value Fund
     December 31, 2010 ................................      329          2.27          746    12.38%        2.22%     1.00%
     December 31, 2009 ................................      333          2.02          672    18.82%        5.70%     1.00%
     December 31, 2008 ................................      351          1.70          597   -27.66%        2.48%     1.00%
     December 31, 2007 ................................      435          2.35        1,021    -6.00%        1.54%     1.00%
     December 31, 2006 ................................      483          2.50        1,207    17.37%        1.35%     1.00%
   Vista Fund
     December 31, 2010 ................................        7          9.38           67    22.77%        0.00%     1.00%
     December 31, 2009 ................................        8          7.64           62    21.27%        0.00%     1.00%
     December 31, 2008 ................................       11          6.30           70   -49.19%        0.00%     1.00%
     December 31, 2007 ................................       40         12.40          492    24.37%        0.00%     1.00%
     Inception May 1, 2007 ............................       --          9.97           --      N/A          N/A       N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2010 ................................        5         10.67           58     2.99%        3.78%     1.00%
     December 31, 2009 ................................        3         10.36           34     8.71%        3.33%     1.00%
     December 31, 2008 ................................        2          9.53           21   -10.93%        9.83%     1.00%
     December 31, 2007 ................................       --         10.70           --    -2.73%        1.58%     1.00%
     December 31, 2006 ................................       --         11.00           --     5.16%        0.00%     1.00%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2010 ................................        7         13.54           97    24.56%        0.35%     1.00%
     December 31, 2009 ................................        8         10.87           89    23.80%        0.56%     1.00%
     December 31, 2008 ................................        1          8.78            8   -31.62%        0.82%     1.00%
     December 31, 2007 ................................        1         12.84           15    -1.61%        0.49%     1.00%
     December 31, 2006 ................................        2         13.05           20    13.28%        0.37%     1.00%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2010 ................................      866          2.14        1,872    13.83%        0.90%     1.00%
     December 31, 2009 ................................      961          1.88        1,827    32.39%        0.95%     1.00%
     December 31, 2008 ................................    1,046          1.42        1,502   -35.16%        0.76%     1.00%
     December 31, 2007 ................................    1,196          2.19        2,646     6.83%        0.53%     1.00%
     December 31, 2006 ................................    1,238          2.05        2,568     8.47%        0.11%     1.00%
DREYFUS STOCK INDEX FUND
     December 31, 2010 ................................    2,878          2.56        7,500    13.27%        1.82%     1.00%
     December 31, 2009 ................................    3,103          2.26        7,134    25.56%        2.08%     1.00%
     December 31, 2008 ................................    3,380          1.80        6,224   -37.93%        2.10%     1.00%
     December 31, 2007 ................................    3,772          2.90       11,178     4.32%        1.69%     1.00%
     December 31, 2006 ................................    4,409          2.78       12,543    14.40%        1.66%     1.00%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
     December 31, 2010 ................................       87          1.57          137     3.29%        2.03%     1.00%
     December 31, 2009 ................................      107          1.52          163    29.91%        3.92%     1.00%
     December 31, 2008 ................................      110          1.17          129   -38.10%        2.55%     1.00%
     December 31, 2007 ................................      151          1.89          286     3.28%        1.64%     1.00%
     December 31, 2006 ................................      181          1.83          332    21.19%        1.52%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2010 ...........................          181   $      1.84   $      337    10.84%        5.60%     1.00%
     December 31, 2009 ...........................          167          1.66          281    27.69%        4.78%     1.00%
     December 31, 2008 ...........................          150          1.30          199   -21.69%        5.31%     1.00%
     December 31, 2007 ...........................          120          1.66          204     3.11%        6.08%     1.00%
     December 31, 2006 ...........................          206          1.61          336    15.00%        6.02%     1.00%
   High Income Bond Fund II
     December 31, 2010 ...........................          225          2.43          546    13.55%        8.89%     1.00%
     December 31, 2009 ...........................          242          2.14          521    51.77%        9.23%     1.00%
     December 31, 2008 ...........................          188          1.41          269   -26.94%        9.86%     1.00%
     December 31, 2007 ...........................          219          1.93          429     2.66%        7.30%     1.00%
     December 31, 2006 ...........................          193          1.88          374     9.94%        7.89%     1.00%
   Kaufmann Fund II
     December 31, 2010 ...........................           31         10.77          332    16.56%        0.00%     1.00%
     December 31, 2009 ...........................           30          9.24          278    27.80%        0.00%     1.00%
     December 31, 2008 ...........................           25          7.23          183   -42.48%        0.00%     1.00%
     December 31, 2007 ...........................           23         12.57          288    19.49%        0.00%     1.00%
     December 31, 2006 ...........................           --         10.52           --     5.84%        0.00%     1.00%
     Inception November 1, 2006 ..................           --          9.94           --      N/A          N/A       N/A
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2010 ...........................           74          1.23           91     6.03%        0.34%     1.00%
     December 31, 2009 ...........................           95          1.16          110    46.84%        1.29%     1.00%
     December 31, 2008 ...........................           91          0.79           72   -52.41%        0.54%     1.00%
     December 31, 2007 ...........................           81          1.66          135     0.00%        0.39%     1.00%
     December 31, 2006 ...........................           61          1.66          101    12.16%        0.14%     1.00%
   Core Equity Fund
     December 31, 2010 ...........................            5         11.11           61     8.50%        0.90%     1.00%
     December 31, 2009 ...........................            7         10.24           68    27.05%        2.06%     1.00%
     December 31, 2008 ...........................            5          8.06           42   -30.87%        1.88%     1.00%
     December 31, 2007 ...........................            7         11.66           76     7.07%        1.12%     1.00%
     December 31, 2006 ...........................            5         10.89           58     8.47%        0.53%     1.00%
     Inception April 28, 2006 ....................           --         10.04           --      N/A          N/A       N/A
   Financial Services Fund
     December 31, 2010 ...........................            8          0.58            5     9.43%        0.13%     1.00%
     December 31, 2009 ...........................            1          0.53           --    26.19%        3.04%     1.00%
     December 31, 2008 ...........................            5          0.42            2   -60.00%        1.90%     1.00%
     December 31, 2007 ...........................            5          1.05            5   -23.36%        7.53%     1.00%
     December 31, 2006 ...........................            1          1.37            2    16.10%        1.55%     1.00%
   Global Health Care Fund
     December 31, 2010 ...........................           47          1.19           55     4.39%        0.00%     1.00%
     December 31, 2009 ...........................           42          1.14           48    26.67%        0.29%     1.00%
     December 31, 2008 ...........................           68          0.90           62   -29.69%        0.00%     1.00%
     December 31, 2007 ...........................           58          1.28           74    11.30%        0.00%     1.00%
     December 31, 2006 ...........................           99          1.15          114     3.60%        0.00%     1.00%
   Global Real Estate Fund
     December 31, 2010 ...........................          320          2.46          787    16.59%        4.92%     1.00%
     December 31, 2009 ...........................          340          2.11          719    30.25%        0.00%     1.00%
     December 31, 2008 ...........................          333          1.62          541   -45.27%        5.17%     1.00%
     December 31, 2007 ...........................          454          2.96        1,344    -6.62%        4.25%     1.00%
     December 31, 2006 ...........................          616          3.17        1,953    41.52%        1.40%     1.00%
   High Yield Fund
     December 31, 2010 ...........................            2         15.10           98    12.43%       11.46%     1.00%
     December 31, 2009 ...........................            2         13.43           94    51.24%        8.00%     1.00%
     December 31, 2008 ...........................            3          8.88           68   -26.43%        9.79%     1.00%
     December 31, 2007 ...........................            4         12.07           67     0.25%        7.47%     1.00%
     December 31, 2006 ...........................            4         12.04           48     9.65%        8.88%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Mid Cap Core Equity Fund
     December 31, 2010 ...........................           26   $      1.81   $       46    13.13%        0.27%     1.00%
     December 31, 2009 ...........................           43          1.60           69    28.00%        1.09%     1.00%
     December 31, 2008 ...........................           36          1.25           45   -29.38%        1.70%     1.00%
     December 31, 2007 ...........................           22          1.77           38     8.59%        0.05%     1.00%
     December 31, 2006 ...........................           18          1.63           29     9.40%        0.89%     1.00%
   Technology Fund
     December 31, 2010 ...........................           52          0.69           36    21.05%        0.00%     1.00%
     December 31, 2009 ...........................           47          0.57           27    54.05%        0.00%     1.00%
     December 31, 2008 ...........................           61          0.37           22   -44.78%        0.00%     1.00%
     December 31, 2007 ...........................           40          0.67           27     6.35%        0.00%     1.00%
     December 31, 2006 ...........................          125          0.63           79     8.62%        0.00%     1.00%
JANUS ASPEN SERIES:
   Balanced Portfolio
     December 31, 2010 ...........................           38         11.61          443     7.30%        2.94%     1.00%
     December 31, 2009 ...........................           27         10.82          297    24.65%        3.38%     1.00%
     December 31, 2008 ...........................           17          8.68          148   -16.70%        2.65%     1.00%
     December 31, 2007 ...........................           30         10.42          309     4.30%        1.77%     1.00%
     Inception May 1, 2007 .......................           --          9.99           --      N/A          N/A       N/A
   Enterprise Portfolio
     December 31, 2010 ...........................        1,593          3.12        4,973    24.80%        0.07%     1.00%
     December 31, 2009 ...........................        1,849          2.50        4,631    43.68%        0.00%     1.00%
     December 31, 2008 ...........................        1,992          1.74        3,480   -44.41%        0.25%     1.00%
     December 31, 2007 ...........................        2,144          3.13        6,713    20.85%        0.22%     1.00%
     December 31, 2006 ...........................        2,278          2.59        5,903    12.61%        0.00%     1.00%
   Forty Portfolio
     December 31, 2010 ...........................            8         10.76           84     5.70%        0.16%     1.00%
     December 31, 2009 ...........................           43         10.18          439    44.81%        0.04%     1.00%
     December 31, 2008 ...........................           43          7.03          304   -44.69%        0.17%     1.00%
     December 31, 2007 ...........................           37         12.71          473    27.10%        0.34%     1.00%
     Inception May 1, 2007 .......................           --         10.00           --      N/A          N/A       N/A
   Janus Portfolio
     December 31, 2010 ...........................        1,623          2.34        3,859    13.04%        1.08%     1.00%
     December 31, 2009 ...........................        1,828          2.07        3,830    35.29%        0.55%     1.00%
     December 31, 2008 ...........................        2,015          1.53        3,125   -40.23%        0.75%     1.00%
     December 31, 2007 ...........................        2,097          2.56        5,450    13.78%        0.73%     1.00%
     December 31, 2006 ...........................        2,297          2.25        5,234    10.29%        0.48%     1.00%
   Overseas Portfolio
     December 31, 2010 ...........................          502          4.32        2,168    24.14%        0.71%     1.00%
     December 31, 2009 ...........................          452          3.48        1,575    77.55%        0.58%     1.00%
     December 31, 2008 ...........................          516          1.96        1,011   -52.54%        1.21%     1.00%
     December 31, 2007 ...........................          829          4.13        3,426    27.08%        0.65%     1.00%
     December 31, 2006 ...........................          743          3.25        2,417    45.74%        2.24%     1.00%
   Perkins Mid Cap Value Portfolio
     December 31, 2010 ...........................            5         10.76           56    14.47%        0.79%     1.00%
     December 31, 2009 ...........................            3          9.40           31    32.39%        0.68%     1.00%
     December 31, 2008 ...........................            2          7.10           14   -28.50%        1.32%     1.00%
     December 31, 2007 ...........................           --          9.93            2    -0.80%        4.41%     1.00%
     Inception May 1, 2007 .......................           --         10.01           --      N/A          N/A       N/A
   Worldwide Portfolio
     December 31, 2010 ...........................        2,354          2.68        6,348    15.02%        0.61%     1.00%
     December 31, 2009 ...........................        2,612          2.33        6,148    36.26%        1.42%     1.00%
     December 31, 2008 ...........................        2,873          1.71        4,964   -45.19%        1.19%     1.00%
     December 31, 2007 ...........................        3,255          3.12       10,276     8.33%        0.76%     1.00%
     December 31, 2006 ...........................        3,370          2.88        9,819    17.07%        1.75%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                         UNITS                  ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                         (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
     December 31, 2010 ...........................           59   $     31.14   $    1,840    21.50%        1.27%     1.00%
     December 31, 2009 ...........................           58         25.63        1,492    68.18%        2.79%     1.00%
     December 31, 2008 ...........................           61         15.24          936   -49.25%        2.29%     1.00%
     December 31, 2007 ...........................           56         30.03        1,695    32.00%        1.55%     1.00%
     December 31, 2006 ...........................           27         22.75          627    28.68%        0.47%     1.00%
   International Equity Portfolio
     December 31, 2010 ...........................            7         13.08           95     5.74%        1.37%     1.00%
     December 31, 2009 ...........................            7         12.37           89    20.21%        2.59%     1.00%
     December 31, 2008 ...........................            8         10.29           82   -37.64%        1.31%     1.00%
     December 31, 2007 ...........................            8         16.50          136     9.63%        3.01%     1.00%
     December 31, 2006 ...........................            5         15.05           69    21.37%        0.79%     1.00%
   US Small-Mid Cap Equity Portfolio
     December 31, 2010 ...........................          197          2.00          395    21.95%        0.28%     1.00%
     December 31, 2009 ...........................          258          1.64          421    51.85%        0.00%     1.00%
     December 31, 2008 ...........................          184          1.08          199   -37.21%        0.00%     1.00%
     December 31, 2007 ...........................          148          1.72          255    -8.02%        0.00%     1.00%
     December 31, 2006 ...........................          201          1.87          376    14.72%        0.00%     1.00%
   US Strategic Equity Portfolio
     December 31, 2010 ...........................           26          1.21           32    11.01%        0.45%     1.00%
     December 31, 2009 ...........................           71          1.09           77    25.29%        0.96%     1.00%
     December 31, 2008 ...........................           66          0.87           57   -35.56%        0.83%     1.00%
     December 31, 2007 ...........................           61          1.35           83    -2.17%        1.36%     1.00%
     December 31, 2006 ...........................           52          1.38           71    16.95%        0.67%     1.00%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
     December 31, 2010 ...........................            3          9.32           24    23.77%        0.15%     1.00%
     December 31, 2009 ...........................            2          7.53           14    33.27%        0.00%     1.00%
     December 31, 2008 ...........................            1          5.65            6   -41.02%        0.00%     1.00%
     December 31, 2007 ...........................            1          9.58            5    -3.23%        0.00%     1.00%
     Inception April 30, 2007 ....................           --          9.90           --      N/A          N/A       N/A
   ClearBridge Equity Income Builder Portfolio
     December 31, 2010 ...........................           --          8.73            2    11.07%        4.05%     1.00%
     December 31, 2009 ...........................           --          7.86            2    21.67%        2.48%     1.00%
     December 31, 2008 ...........................            1          6.46            7   -35.66%        1.04%     1.00%
     December 31, 2007 ...........................           --         10.04            3     0.90%        0.86%     1.00%
     Inception April 30, 2007 ....................           --          9.95           --      N/A          N/A       N/A
   ClearBridge Fundamental All Cap Value Portfolio
     December 31, 2010 ...........................            1          8.84            7    15.40%        1.80%     1.00%
     December 31, 2009 ...........................            1          7.66            6    28.09%        1.70%     1.00%
     December 31, 2008 ...........................           --          5.98            2   -37.18%        1.70%     1.00%
     December 31, 2007 ...........................            1          9.52            6    -3.84%        0.33%     1.00%
     Inception April 30, 2007 ....................           --          9.90           --      N/A          N/A       N/A
   ClearBridge Large Cap Growth Portfolio
     December 31, 2010 ...........................           --          9.47            4     8.73%        0.13%     1.00%
     December 31, 2009 ...........................           --          8.71            4    40.94%        0.31%     1.00%
     December 31, 2008 ...........................           --          6.18            2   -37.89%        0.24%     1.00%
     December 31, 2007 ...........................           --          9.95            4     0.51%        0.02%     1.00%
     Inception April 30, 2007 ....................           --          9.90           --      N/A          N/A       N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
     December 31, 2010 ...........................            5         13.76           64    13.81%        6.75%     1.00%
     December 31, 2009 ...........................            2         12.09           29    54.01%        9.90%     1.00%
     December 31, 2008 ...........................           --          7.85           --   -31.56%        0.00%     1.00%
     December 31, 2007 ...........................           --         11.47           --    -1.04%        0.00%     1.00%
     December 31, 2006 ...........................           --         11.59           --     9.55%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                         UNITS                  ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                         (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
   Western Asset Strategic Bond Portfolio
     December 31, 2010 ...............................        7   $     12.43   $       94    10.69%        1.89%     1.00%
     December 31, 2009 ...............................        5         11.23           56    20.62%        4.52%     1.00%
     December 31, 2008 ...............................        3          9.31           27   -17.90%        6.64%     1.00%
     December 31, 2007 ...............................        3         11.34           31     0.98%        5.79%     1.00%
     December 31, 2006 ...............................        2         11.23           24     3.98%        6.67%     1.00%
LORD ABBETT SERIES FUND, INC.:
   Capital Structure Portfolio
     December 31, 2010 ...............................       63          1.71          107    14.00%        3.42%     1.00%
     December 31, 2009 ...............................       49          1.50           73    21.95%        2.69%     1.00%
     December 31, 2008 ...............................       68          1.23           83   -26.79%        2.87%     1.00%
     December 31, 2007 ...............................      193          1.68          324     1.82%        4.10%     1.00%
     December 31, 2006 ...............................      138          1.65          227    13.79%        2.97%     1.00%
   Growth and Income Portfolio
     December 31, 2010 ...............................      503          1.51          762    16.15%        0.57%     1.00%
     December 31, 2009 ...............................      504          1.30          657    17.12%        1.06%     1.00%
     December 31, 2008 ...............................      533          1.11          590   -36.93%        1.43%     1.00%
     December 31, 2007 ...............................      576          1.76        1,013     2.33%        1.13%     1.00%
     December 31, 2006 ...............................      741          1.72        1,272    16.22%        1.30%     1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
     December 31, 2010 ...............................       25          1.28           32    28.00%        0.00%     1.00%
     December 31, 2009 ...............................       62          1.00           62    29.87%        0.00%     1.00%
     December 31, 2008 ...............................       58          0.77           44   -43.80%        0.00%     1.00%
     December 31, 2007 ...............................       77          1.37          105    21.24%        0.00%     1.00%
     December 31, 2006 ...............................       46          1.13           52    14.14%        0.00%     1.00%
   Partners Portfolio
     December 31, 2010 ...............................      144          1.81          296    14.56%        0.62%     1.00%
     December 31, 2009 ...............................      169          1.58          304    53.40%        3.46%     1.00%
     December 31, 2008 ...............................      196          1.03          229   -52.75%        0.50%     1.00%
     December 31, 2007 ...............................      225          2.18          556     8.46%        0.62%     1.00%
     December 31, 2006 ...............................      259          2.01          591    11.05%        0.68%     1.00%
   Regency Portfolio
     December 31, 2010 ...............................       38          1.92           74    24.68%        0.70%     1.00%
     December 31, 2009 ...............................       49          1.54           76    45.28%        1.46%     1.00%
     December 31, 2008 ...............................       92          1.06           98   -46.46%        1.23%     1.00%
     December 31, 2007 ...............................       63          1.98          125     2.59%        0.45%     1.00%
     December 31, 2006 ...............................       88          1.93          171     9.66%        0.42%     1.00%
   Short Duration Bond Portfolio
     December 31, 2010 ...............................      126          1.41          178     4.44%        5.92%     1.00%
     December 31, 2009 ...............................       94          1.35          126    12.50%        8.34%     1.00%
     December 31, 2008 ...............................       43          1.20           52   -14.29%        3.19%     1.00%
     December 31, 2007 ...............................      104          1.40          146     3.70%        2.65%     1.00%
     December 31, 2006 ...............................      125          1.35          169     3.05%        2.98%     1.00%
   Small Cap Growth Portfolio
     December 31, 2010 ...............................       57          1.27           72    18.69%        0.00%     1.00%
     December 31, 2009 ...............................        8          1.07            9    21.59%        0.00%     1.00%
     December 31, 2008 ...............................        7          0.88            6   -40.14%        0.00%     1.00%
     December 31, 2007 ...............................       11          1.47           17    -0.68%        0.00%     1.00%
     December 31, 2006 ...............................        5          1.48            7     4.23%        0.00%     1.00%
   Socially Responsive Portfolio
     December 31, 2010 ...............................        1         13.63           12    21.59%        0.04%     1.00%
     December 31, 2009 ...............................        1         11.21            9    30.05%        2.84%     1.00%
     December 31, 2008 ...............................       --          8.62            4   -40.01%        2.30%     1.00%
     December 31, 2007 ...............................       --         14.37            4     6.52%        0.08%     1.00%
     December 31, 2006 ...............................       --         13.49            4    12.60%        0.22%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                         (000s)   UNIT VALUES     (000s)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2010 ..............................      704   $      9.96   $    7,176    10.54%        1.39%     1.00%
      December 31, 2009 ..............................      794          9.01        7,312    20.78%        1.76%     1.00%
      December 31, 2008 ..............................      933          7.46        7,104   -23.96%        2.07%     1.00%
      December 31, 2007 ..............................    1,075          9.81       10,755    -2.19%        1.16%     1.00%
      Inception May 1, 2007 ..........................       --         10.03           --      N/A          N/A       N/A
   JNF Equity Portfolio--Qualified
      December 31, 2010 ..............................    7,375          8.58        1,771    24.89%        0.77%     0.79%
      December 31, 2009 ..............................    8,149          6.87        1,541    34.18%        1.00%     0.79%
      December 31, 2008 ..............................    8,830          5.12        1,261   -43.05%        0.15%     0.79%
      December 31, 2007 ..............................   10,378          8.99        2,377   -10.19%        0.00%     0.79%
      Inception May 1, 2007 ..........................       --         10.01           --      N/A          N/A       N/A
   JNF Equity Portfolio--Non-Qualified
      December 31, 2010 ..............................      207          8.58       64,525    24.89%        0.77%     0.79%
      December 31, 2009 ..............................      225          6.87       57,089    34.18%        1.00%     0.79%
      December 31, 2008 ..............................      246          5.12       46,192   -43.05%        0.15%     0.79%
      December 31, 2007 ..............................      264          8.99       95,203   -10.19%        0.00%     0.79%
      Inception May 1, 2007 ..........................       --         10.01           --      N/A          N/A       N/A
   JNF Money Market Portfolio
      December 31, 2010 ..............................      575          9.93        5,747    -0.90%        0.02%     1.00%
      December 31, 2009 ..............................      639         10.02        6,430    -0.79%        0.26%     1.00%
      December 31, 2008 ..............................      807         10.10        8,191     1.00%        1.68%     1.00%
      Inception April 30, 2008 .......................       --         10.00           --     0.00%        0.00%     1.00%
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2010 ..............................       11         12.54          133    11.96%        7.69%     1.00%
      December 31, 2009 ..............................        8         11.20           86    20.43%        7.55%     1.00%
      December 31, 2008 ..............................       18          9.30          164   -16.67%       13.15%     1.00%
      December 31, 2007 ..............................       --         11.16           --     7.20%        3.10%     1.00%
      December 31, 2006 ..............................       --         10.41            3     4.41%        7.58%     1.00%
      Inception May 1, 2006 ..........................       --          9.97           --      N/A          N/A       N/A
   CommodityRealReturn Strategy Portfolio
      December 31, 2010 ..............................        6         11.19           67    23.24%       14.32%     1.00%
      December 31, 2009 ..............................        4          9.08           35    40.12%        5.80%     1.00%
      December 31, 2008 ..............................        7          6.48           45   -44.33%        3.88%     1.00%
      December 31, 2007 ..............................       --         11.64            2    22.01%        9.10%     1.00%
      December 31, 2006 ..............................        1          9.54           14    -5.54%        4.63%     1.00%
      Inception May 1, 2006 ..........................       --         10.10           --      N/A          N/A       N/A
   Emerging Markets Bond Portfolio
      December 31, 2010 ..............................        5         13.68           66    11.04%        4.77%     1.00%
      December 31, 2009 ..............................        3         12.32           36    29.28%        5.62%     1.00%
      December 31, 2008 ..............................        1          9.53            7   -15.44%        6.59%     1.00%
      December 31, 2007 ..............................        1         11.27            8     4.74%        5.65%     1.00%
      December 31, 2006 ..............................       --         10.76           --     7.82%        0.00%     1.00%
      Inception May 1, 2006 ..........................       --          9.98           --      N/A          N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2010 ..............................        1         12.50            6     7.39%        1.77%     1.00%
      December 31, 2009 ..............................       --         11.64            4    14.45%        3.00%     1.00%
      December 31, 2008 ..............................       --         10.17            1    -3.42%        3.53%     1.00%
      December 31, 2007 ..............................       --         10.53           --     2.63%        0.00%     1.00%
      December 31, 2006 ..............................       --         10.26           --     2.50%        2.32%     1.00%
      Inception May 1, 2006 ..........................       --         10.01           --      N/A          N/A       N/A
   Global Bond Unhedged Portfolio
      December 31, 2010 ..............................        3         13.89           48    10.50%        2.76%     1.00%
      December 31, 2009 ..............................        2         12.57           27    15.75%        3.14%     1.00%
      December 31, 2008 ..............................        6         10.86           63    -1.90%        3.20%     1.00%
      December 31, 2007 ..............................       --         11.07           --     8.64%        3.36%     1.00%
      December 31, 2006 ..............................       --         10.19           --     1.90%        2.30%     1.00%
      Inception May 1, 2006 ..........................       --         10.00           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                         (000s)   UNIT VALUES     (000s)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   High Yield Portfolio
      December 31, 2010 ..............................        4   $     12.89   $       55    13.27%        7.25%     1.00%
      December 31, 2009 ..............................        3         11.38           33    38.95%        8.55%     1.00%
      December 31, 2008 ..............................        3          8.19           27   -24.31%        8.53%     1.00%
      December 31, 2007 ..............................       --         10.82            4     2.46%        6.92%     1.00%
      December 31, 2006 ..............................        1         10.56            8     5.71%        4.66%     1.00%
      Inception May 1, 2006 ..........................       --          9.99           --      N/A          N/A       N/A
   Long Term US Government Portfolio
      December 31, 2010 ..............................       11         13.10          139    10.46%        3.57%     1.00%
      December 31, 2009 ..............................        4         11.86           47    -5.27%        3.73%     1.00%
      December 31, 2008 ..............................       24         12.52          297    16.14%        3.73%     1.00%
      December 31, 2007 ..............................        5         10.78           52     8.56%        4.49%     1.00%
      December 31, 2006 ..............................       --          9.93           --    -1.19%        0.00%     1.00%
      Inception November 1, 2006 .....................       --         10.05           --      N/A          N/A       N/A
   Low Duration Portfolio
      December 31, 2010 ..............................       11         12.30          130     4.24%        1.65%     1.00%
      December 31, 2009 ..............................        5         11.80           61    12.17%        3.17%     1.00%
      December 31, 2008 ..............................       --         10.52            3    -1.41%        4.72%     1.00%
      December 31, 2007 ..............................       --         10.67           --     6.27%        4.57%     1.00%
      December 31, 2006 ..............................       --         10.04           --     0.30%        0.00%     1.00%
      Inception November 1, 2006 .....................       --         10.01           --      N/A          N/A       N/A
   Real Return Portfolio
      December 31, 2010 ..............................      512          1.45          741     7.41%        1.42%     1.00%
      December 31, 2009 ..............................      456          1.35          617    16.38%        3.11%     1.00%
      December 31, 2008 ..............................      310          1.16          358    -7.94%        3.50%     1.00%
      December 31, 2007 ..............................      178          1.26          223     9.57%        4.67%     1.00%
      December 31, 2006 ..............................      145          1.15          166     0.00%        4.24%     1.00%
   Short-Term Portfolio
      December 31, 2010 ..............................        8         11.59           91     1.13%        0.85%     1.00%
      December 31, 2009 ..............................        7         11.46           80     6.70%        1.92%     1.00%
      December 31, 2008 ..............................        3         10.74           33    -1.29%        3.73%     1.00%
      December 31, 2007 ..............................       12         10.88          131     3.42%        4.68%     1.00%
      December 31, 2006 ..............................        8         10.52           82     3.24%        4.28%     1.00%
   Total Return Portfolio
      December 31, 2010 ..............................      625          1.48          926     7.25%        2.42%     1.00%
      December 31, 2009 ..............................      566          1.38          784    12.20%        5.05%     1.00%
      December 31, 2008 ..............................      313          1.23          384     4.24%        4.48%     1.00%
      December 31, 2007 ..............................      276          1.18          326     7.27%        4.80%     1.00%
      December 31, 2006 ..............................      167          1.10          183     2.80%        4.46%     1.00%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2010 ..............................       --          9.01           --     8.16%        0.38%     1.00%
      December 31, 2009 ..............................       --          8.33           --    14.58%        0.88%     1.00%
      December 31, 2008 ..............................       --          7.27           --   -33.24%        0.00%     1.00%
      December 31, 2007 ..............................       --         10.89           --     5.32%        0.00%     1.00%
      December 31, 2006 ..............................       --         10.34           --     4.02%        0.00%     1.00%
      Inception November 1, 2006 .....................       --          9.94           --      N/A          N/A       N/A
   Emerging Markets Portfolio
      December 31, 2010 ..............................       26         12.80          335    14.49%        0.29%     1.00%
      December 31, 2009 ..............................       33         11.18          368    72.27%        0.81%     1.00%
      December 31, 2008 ..............................       33          6.49          211   -58.74%        0.09%     1.00%
      December 31, 2007 ..............................       50         15.73          779    41.08%        0.14%     1.00%
      December 31, 2006 ..............................        5         11.15           60    11.06%        0.00%     1.00%
      Inception November 1, 2006 .....................       --         10.04           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Equity Income Portfolio
      December 31, 2010 ..............................      231   $      1.22   $      283    17.31%        2.06%     1.00%
      December 31, 2009 ..............................      256          1.04          265    13.04%        3.08%     1.00%
      December 31, 2008 ..............................      273          0.92          251   -31.34%        2.62%     1.00%
      December 31, 2007 ..............................      265          1.34          354     0.00%        2.34%     1.00%
      December 31, 2006 ..............................      169          1.34          392    20.72%        2.41%     1.00%
   Fund Portfolio
      December 31, 2010 ..............................      176          1.09          192    14.74%        1.18%     1.00%
      December 31, 2009 ..............................      132          0.95          126    23.38%        1.77%     1.00%
      December 31, 2008 ..............................      103          0.77           79   -34.75%        1.69%     1.00%
      December 31, 2007 ..............................       16          1.18           19     3.51%        0.92%     1.00%
      December 31, 2006 ..............................       18          1.14           21    15.15%        1.10%     1.00%
   High Yield Portfolio
      December 31, 2010 ..............................        7         13.80           93    16.46%        5.32%     1.00%
      December 31, 2009 ..............................        6         11.85           75    58.42%        8.12%     1.00%
      December 31, 2008 ..............................        9          7.48           68   -36.23%        8.33%     1.00%
      December 31, 2007 ..............................        8         11.73           91     4.55%        5.11%     1.00%
      December 31, 2006 ..............................        5         11.22           58     7.16%        5.26%     1.00%
   Mid Cap Value Portfolio
      December 31, 2010 ..............................        3         12.03           34    16.68%        0.88%     1.00%
      December 31, 2009 ..............................        3         10.31           27    24.07%        1.57%     1.00%
      December 31, 2008 ..............................        1          8.31           11   -34.41%        0.91%     1.00%
      December 31, 2007 ..............................        1         12.67           12     4.28%        0.78%     1.00%
      December 31, 2006 ..............................       --         12.15            1    11.16%        0.00%     1.00%
   Strategic Income Portfolio
      December 31, 2010 ..............................       --         13.10            6    10.27%        5.50%     1.00%
      December 31, 2009 ..............................        2         11.88           23    28.02%       11.22%     1.00%
      December 31, 2008 ..............................       --          9.28           --   -12.62%        0.00%     1.00%
      December 31, 2007 ..............................       --         10.62           --     5.15%        0.00%     1.00%
      December 31, 2006 ..............................       --         10.10           --     0.80%        0.00%     1.00%
      Inception November 1, 2006 .....................       --         10.02           --      N/A          N/A       N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2010 ..............................      214          2.57          549    28.50%        1.99%     1.00%
      December 31, 2009 ..............................      209          2.00          418    56.25%        0.00%     1.00%
      December 31, 2008 ..............................      219          1.28          280   -43.61%        2.17%     1.00%
      December 31, 2007 ..............................      309          2.27          703     2.71%        1.49%     1.00%
      December 31, 2006 ..............................      301          2.21          666    20.11%        0.25%     1.00%
   Small-Cap Portfolio
      December 31, 2010 ..............................      199          2.37          500    19.10%        0.11%     1.00%
      December 31, 2009 ..............................      192          1.99          410    34.46%        0.00%     1.00%
      December 31, 2008 ..............................      218          1.48          349   -28.16%        0.62%     1.00%
      December 31, 2007 ..............................      221          2.06          495    -2.83%        0.05%     1.00%
      December 31, 2006 ..............................      246          2.12          569    13.98%        0.05%     1.00%
RYDEX VARIABLE TRUST:
   Banking Fund
      December 31, 2010 ..............................        1          5.54            3    11.92%        0.11%     1.00%
      December 31, 2009 ..............................        2          4.95           12    -4.44%        0.77%     1.00%
      December 31, 2008 ..............................       10          5.18           53   -41.67%        0.08%     1.00%
      December 31, 2007 ..............................        3          8.88           27   -27.86%        6.37%     1.00%
      December 31, 2006 ..............................        1         12.31           12    10.21%        1.61%     1.00%
   Basic Materials Fund
      December 31, 2010 ..............................       14         21.40          289    25.37%        0.54%     1.00%
      December 31, 2009 ..............................       14         17.07          236    53.92%        0.24%     1.00%
      December 31, 2008 ..............................       17         11.09          185   -45.93%        0.46%     1.00%
      December 31, 2007 ..............................       23         20.51          477    32.58%        0.21%     1.00%
      December 31, 2006 ..............................        7         15.47          103    21.14%        2.24%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund
      December 31, 2010 ..............................        3   $     11.28   $       37     9.62%        0.00%     1.00%
      December 31, 2009 ..............................        4         10.29           37    17.20%        0.00%     1.00%
      December 31, 2008 ..............................        8          8.78           69   -12.64%        0.00%     1.00%
      December 31, 2007 ..............................        3         10.05           25     3.29%        0.00%     1.00%
      December 31, 2006 ..............................        3          9.73           27    -4.23%        0.00%     1.00%
   Commodities Strategy Fund
      December 31, 2010 ..............................        8          6.06           46     6.88%        0.00%     1.00%
      December 31, 2009 ..............................        9          5.67           49    10.53%        0.67%     1.00%
      December 31, 2008 ..............................        8          5.13           41   -49.56%        3.94%     1.00%
      December 31, 2007 ..............................        1         10.17           13    29.72%        0.00%     1.00%
      December 31, 2006 ..............................        1          7.84            8   -18.67%        0.00%     1.00%
   Consumer Products Fund
      December 31, 2010 ..............................        5         13.66           72    16.16%        1.68%     1.00%
      December 31, 2009 ..............................        3         11.76           34    17.95%        1.97%     1.00%
      December 31, 2008 ..............................        2          9.97           20   -24.18%        0.17%     1.00%
      December 31, 2007 ..............................        2         13.15           26     9.95%        1.00%     1.00%
      December 31, 2006 ..............................        7         11.96           85    16.23%        1.53%     1.00%
   Dow 2X Strategy Fund
      December 31, 2010 ..............................        8          9.23           72    23.40%        1.17%     1.00%
      December 31, 2009 ..............................        2          7.48           13    35.51%        0.00%     1.00%
      December 31, 2008 ..............................       18          5.52           98   -62.11%        2.73%     1.00%
      December 31, 2007 ..............................        3         14.57           46     7.05%        1.13%     1.00%
      December 31, 2006 ..............................        2         13.61           25    29.25%        0.38%     1.00%
   Electronics Fund
      December 31, 2010 ..............................        1          8.38           11     8.55%        0.00%     1.00%
      December 31, 2009 ..............................       16          7.72          125    70.04%        0.00%     1.00%
      December 31, 2008 ..............................       --          4.54           --   -50.60%        0.00%     1.00%
      December 31, 2007 ..............................        6          9.19           57    -3.47%        0.00%     1.00%
      December 31, 2006 ..............................        1          9.52           12     1.49%        0.00%     1.00%
   Energy Fund
      December 31, 2010 ..............................       31         20.99          647    17.86%        0.53%     1.00%
      December 31, 2009 ..............................       29         17.81          523    37.11%        0.00%     1.00%
      December 31, 2008 ..............................       33         12.99          427   -46.57%        0.00%     1.00%
      December 31, 2007 ..............................       35         24.31          855    31.90%        0.00%     1.00%
      December 31, 2006 ..............................       31         18.43          566    10.76%        0.00%     1.00%
   Energy Services Fund
      December 31, 2010 ..............................       39         22.35          896    24.79%        0.00%     1.00%
      December 31, 2009 ..............................       49         17.91          897    60.77%        0.00%     1.00%
      December 31, 2008 ..............................       44         11.14          504   -58.03%        0.00%     1.00%
      December 31, 2007 ..............................       59         26.54        1,602    35.75%        0.00%     1.00%
      December 31, 2006 ..............................       31         19.55          645     9.89%        0.00%     1.00%
   Europe 1.25X Strategy Fund
      December 31, 2010 ..............................        6          9.67           55   -11.69%        2.33%     1.00%
      December 31, 2009 ..............................        5         10.95           60    34.36%        5.17%     1.00%
      December 31, 2008 ..............................        5          8.15           36   -55.32%        0.80%     1.00%
      December 31, 2007 ..............................        5         18.24           91    11.90%        2.86%     1.00%
      December 31, 2006 ..............................        3         16.30           41    28.25%        1.35%     1.00%
   Financial Services Fund
      December 31, 2010 ..............................        1          7.55            6    13.36%        0.91%     1.00%
      December 31, 2009 ..............................        2          6.66           13    18.51%        1.23%     1.00%
      December 31, 2008 ..............................        6          5.62           31   -48.63%        2.43%     1.00%
      December 31, 2007 ..............................       --         10.94            1   -19.56%        3.19%     1.00%
      December 31, 2006 ..............................       --         13.60           --    15.55%        0.14%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy Fund
      December 31, 2010 ..............................       29   $      1.23   $       36     9.82%        2.35%     1.00%
      December 31, 2009 ..............................       16          1.12           18   -32.53%        2.05%     1.00%
      December 31, 2008 ..............................      235          1.66          389    43.10%        0.00%     1.00%
      December 31, 2007 ..............................       84          1.16           97     9.43%        3.50%     1.00%
      December 31, 2006 ..............................       62          1.06           66    -4.50%        3.72%     1.00%
   Health Care Fund
      December 31, 2010 ..............................        3         11.71           34     5.69%        0.25%     1.00%
      December 31, 2009 ..............................        6         11.08           65    23.39%        0.00%     1.00%
      December 31, 2008 ..............................        5          8.98           41   -25.60%        0.00%     1.00%
      December 31, 2007 ..............................        9         12.07          113     4.96%        0.00%     1.00%
      December 31, 2006 ..............................        9         11.50          104     4.07%        0.00%     1.00%
   Internet Fund
      December 31, 2010 ..............................        2         13.93           23    19.57%        0.00%     1.00%
      December 31, 2009 ..............................        4         11.65           48    64.08%        0.00%     1.00%
      December 31, 2008 ..............................       --          7.10           --   -45.38%        0.00%     1.00%
      December 31, 2007 ..............................       --         13.00           --     9.24%        0.00%     1.00%
      December 31, 2006 ..............................       --         11.90           --     8.68%        0.00%     1.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2010 ..............................       39          3.69          145   -31.03%        0.00%     1.00%
      December 31, 2009 ..............................       15          5.35           83   -45.18%        0.00%     1.00%
      December 31, 2008 ..............................       27          9.76          268    59.22%        0.62%     1.00%
      December 31, 2007 ..............................       --          6.13            2    -9.85%        0.63%     1.00%
      December 31, 2006 ..............................        1          6.80            4   -22.55%        0.82%     1.00%
   Inverse Government Long Bond Strategy Fund
      December 31, 2010 ..............................       62          0.58           36   -14.71%        0.00%     1.00%
      December 31, 2009 ..............................       40          0.68           27    19.30%        0.00%     1.00%
      December 31, 2008 ..............................       13          0.57            8   -31.33%        0.65%     1.00%
      December 31, 2007 ..............................        3          0.83            2    -5.68%        1.93%     1.00%
      December 31, 2006 ..............................        4          0.88            4     7.32%        1.35%     1.00%
   Inverse Mid-Cap Strategy Fund
      December 31, 2010 ..............................       --          4.64            2   -26.00%        0.00%     1.00%
      December 31, 2009 ..............................        1          6.27            5   -35.96%        0.00%     1.00%
      December 31, 2008 ..............................        1          9.79            8    33.02%        0.62%     1.00%
      December 31, 2007 ..............................       --          7.36            1    -2.90%        4.24%     1.00%
      December 31, 2006 ..............................       --          7.58            1    -4.77%        0.23%     1.00%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2010 ..............................       --          5.04            2   -22.10%        0.00%     1.00%
      December 31, 2009 ..............................       --          6.47            3   -40.70%        0.36%     1.00%
      December 31, 2008 ..............................        1         10.91           13    46.64%        0.55%     1.00%
      December 31, 2007 ..............................       --          7.44           --   -12.16%        0.00%     1.00%
      December 31, 2006 ..............................        6          8.47           50    -2.42%        0.41%     1.00%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2010 ..............................        1          4.35            6   -28.34%        0.00%     1.00%
      December 31, 2009 ..............................        1          6.07            9   -33.52%        0.00%     1.00%
      December 31, 2008 ..............................        5          9.13           44    23.38%        1.98%     1.00%
      December 31, 2007 ..............................        1          7.40            5     4.37%        1.05%     1.00%
      December 31, 2006 ..............................        5          7.09           36   -12.79%        1.27%     1.00%
   Inverse S&P 500 Strategy Fund
      December 31, 2010 ..............................      104          0.52           54   -17.46%        0.00%     1.00%
      December 31, 2009 ..............................       50          0.63           32   -28.41%        0.00%     1.00%
      December 31, 2008 ..............................      128          0.88          113    37.50%        1.05%     1.00%
      December 31, 2007 ..............................       94          0.64           61     0.00%        3.66%     1.00%
      December 31, 2006 ..............................       97          0.64           63    -8.57%        6.37%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Japan 2X Strategy Fund
      December 31, 2010 .........................             2   $     10.50   $       20    14.63%        0.00%     1.00%
      December 31, 2009 .........................             6          9.16           59    22.46%        0.48%     1.00%
      December 31, 2008 .........................             2          7.48           15   -33.69%        0.63%     1.00%
      December 31, 2007 .........................             2         11.28           24   -12.08%        4.81%     1.00%
      December 31, 2006 .........................             5         12.83           70     4.06%        2.11%     1.00%
   Leisure Fund
      December 31, 2010 .........................             1         11.28           12    29.06%        0.05%     1.00%
      December 31, 2009 .........................            --          8.74            3    35.29%        0.00%     1.00%
      December 31, 2008 .........................             1          6.46            4   -49.61%        0.00%     1.00%
      December 31, 2007 .........................             1         12.82            9    -3.46%        0.00%     1.00%
      December 31, 2006 .........................             2         13.28           29    22.17%        0.00%     1.00%
   Mid Cap 1.5X Strategy Fund
      December 31, 2010 .........................            50          2.09          105    35.71%        0.00%     1.00%
      December 31, 2009 .........................            75          1.54          115    50.98%        0.08%     1.00%
      December 31, 2008 .........................            23          1.02           23   -55.26%        0.00%     1.00%
      December 31, 2007 .........................            25          2.28           57     2.70%        1.34%     1.00%
      December 31, 2006 .........................            12          2.22           27     9.36%        0.28%     1.00%
   NASDAQ-100(R) Fund
      December 31, 2010 .........................            10         17.81          176    17.33%        0.00%     1.00%
      December 31, 2009 .........................             8         15.18          117    50.45%        0.00%     1.00%
      December 31, 2008 .........................             8         10.09           77   -42.47%        0.17%     1.00%
      December 31, 2007 .........................            14         17.54          243    16.62%        0.07%     1.00%
      December 31, 2006 .........................            14         15.04          213     4.74%        0.00%     1.00%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2010 .........................            29         12.18          359    35.48%        0.00%     1.00%
      December 31, 2009 .........................            37          8.99          331   115.59%        0.00%     1.00%
      December 31, 2008 .........................             7          4.17           29   -72.85%        0.19%     1.00%
      December 31, 2007 .........................             8         15.36          124    26.94%        0.79%     1.00%
      December 31, 2006 .........................             1         12.10            6     3.77%        0.03%     1.00%
   Nova Fund
      December 31, 2010 .........................             2          9.99           24    18.79%        0.22%     1.00%
      December 31, 2009 .........................             2          8.41           20    34.13%        1.01%     1.00%
      December 31, 2008 .........................             2          6.27           15   -54.92%        0.26%     1.00%
      December 31, 2007 .........................             4         13.91           60     0.14%        1.29%     1.00%
      December 31, 2006 .........................             6         13.89           88    18.11%        1.21%     1.00%
   Precious Metals Fund
      December 31, 2010 .........................            21         24.03          508    36.69%        0.00%     1.00%
      December 31, 2009 .........................            25         17.58          443    47.73%        0.00%     1.00%
      December 31, 2008 .........................            53         11.90          633   -39.16%        0.00%     1.00%
      December 31, 2007 .........................            17         19.56          325    18.33%        0.00%     1.00%
      December 31, 2006 .........................            21         16.53          353    20.22%        0.00%     1.00%
   Real Estate Fund
      December 31, 2010 .........................             9         13.06          113    23.67%        2.15%     1.00%
      December 31, 2009 .........................            16         10.56          165    23.94%        2.70%     1.00%
      December 31, 2008 .........................             3          8.52           29   -42.20%        0.46%     1.00%
      December 31, 2007 .........................             3         14.74           43   -19.93%        1.47%     1.00%
      December 31, 2006 .........................             5         18.41           85    29.47%        1.39%     1.00%
   Retailing Fund
      December 31, 2010 .........................             1         12.37           15    23.95%        0.00%     1.00%
      December 31, 2009 .........................             1          9.98            9    42.78%        0.00%     1.00%
      December 31, 2008 .........................            --          6.99           --   -33.62%        0.00%     1.00%
      December 31, 2007 .........................            --         10.53           --   -13.48%        0.00%     1.00%
      December 31, 2006 .........................             1         12.17           10     8.95%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2010 .........................            39   $      1.94   $       76    36.62%        0.00%     1.00%
      December 31, 2009 .........................            34          1.42           49    31.48%        0.00%     1.00%
      December 31, 2008 .........................            60          1.08           65   -51.57%        0.11%     1.00%
      December 31, 2007 .........................            89          2.23          198    -7.85%        1.74%     1.00%
      December 31, 2006 .........................           122          2.42          294    19.80%        0.29%     1.00%
   Russell 2000(R) 2X Strategy Fund
      December 31, 2010 .........................           123          5.94          728    47.03%        0.00%     1.00%
      December 31, 2009 .........................            45          4.04          184    34.22%        0.01%     1.00%
      December 31, 2008 .........................            22          3.01           68   -66.48%        1.99%     1.00%
      December 31, 2007 .........................             4          8.98           40   -13.49%        0.00%     1.00%
      December 31, 2006 .........................            --         10.38           --     7.90%        0.00%     1.00%
      Inception November 1, 2006 ................            --          9.62           --      N/A          N/A       N/A
   S&P 500 2X Strategy Fund
      December 31, 2010 .........................             1          8.26            7    24.21%        0.00%     1.00%
      December 31, 2009 .........................            26          6.65          174    44.88%        1.21%     1.00%
      December 31, 2008 .........................            12          4.59           54   -68.28%        0.00%     1.00%
      December 31, 2007 .........................             1         14.47           16    -0.41%        0.87%     1.00%
      December 31, 2006 .........................             2         14.53           28    22.51%        1.61%     1.00%
   S&P 500 Pure Growth Fund
      December 31, 2010 .........................            18         12.34          221    23.77%        0.00%     1.00%
      December 31, 2009 .........................            13          9.97          129    45.76%        0.00%     1.00%
      December 31, 2008 .........................             1          6.84            7   -40.42%        0.00%     1.00%
      December 31, 2007 .........................             1         11.48           12     3.89%        0.00%     1.00%
      December 31, 2006 .........................             1         11.05           12     4.34%        0.00%     1.00%
   S&P 500 Pure Value Fund
      December 31, 2010 .........................            19         11.42          214    19.08%        1.03%     1.00%
      December 31, 2009 .........................            15          9.59          142    49.84%        2.73%     1.00%
      December 31, 2008 .........................             5          6.40           30   -49.17%        0.84%     1.00%
      December 31, 2007 .........................             6         12.59           77    -6.32%        0.90%     1.00%
      December 31, 2006 .........................            20         13.44          265    16.46%        1.05%     1.00%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2010 .........................            14         17.27          234    31.23%        0.00%     1.00%
      December 31, 2009 .........................             6         13.16           83    55.37%        0.00%     1.00%
      December 31, 2008 .........................             3          8.47           23   -36.79%        0.00%     1.00%
      December 31, 2007 .........................             1         13.40           12     7.37%        0.00%     1.00%
      December 31, 2006 .........................            --         12.48            2     2.04%        0.00%     1.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2010 .........................             7         13.55           90    18.96%        0.95%     1.00%
      December 31, 2009 .........................            10         11.39          118    53.71%        1.20%     1.00%
      December 31, 2008 .........................            --          7.41            1   -44.20%        0.00%     1.00%
      December 31, 2007 .........................            --         13.28            6    -5.82%        0.89%     1.00%
      December 31, 2006 .........................             1         14.10           11    15.95%        0.31%     1.00%
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2010 .........................             2         13.72           25    24.16%        0.00%     1.00%
      December 31, 2009 .........................             3         11.05           38    32.65%        0.00%     1.00%
      December 31, 2008 .........................             3          8.33           25   -34.97%        0.00%     1.00%
      December 31, 2007 .........................             1         12.81           10    -1.08%        0.00%     1.00%
      December 31, 2006 .........................             2         12.95           28     6.67%        0.00%     1.00%
   S&P SmallCap 600 Pure Value Fund
      December 31, 2010 .........................            32         12.24          390    23.89%        0.00%     1.00%
      December 31, 2009 .........................             8          9.88           83    60.65%        0.60%     1.00%
      December 31, 2008 .........................            11          6.15           70   -44.09%        0.71%     1.00%
      December 31, 2007 .........................            11         11.00          122   -21.15%        0.20%     1.00%
      December 31, 2006 .........................            15         13.95          207    18.02%        0.90%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                  TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   SGI All-Asset Aggressive Strategy Fund
      December 31, 2010 .........................            --   $     10.50   $        1    11.23%        0.00%     1.00%
      December 31, 2009 .........................            --          9.44           --    17.12%        0.00%     1.00%
      December 31, 2008 .........................            --          8.06           --   -25.78%        0.00%     1.00%
      December 31, 2007 .........................            --         10.86           --     5.64%        0.00%     1.00%
      December 31, 2006 .........................            --         10.28           --     3.73%        0.00%     1.00%
      Inception November 1, 2006 ................            --          9.91           --      N/A          N/A       N/A
   SGI All-Asset Conservative Strategy Fund
      December 31, 2010 .........................            --         10.41            2     6.33%        2.63%     1.00%
      December 31, 2009 .........................            --          9.79            1     3.93%        0.00%     1.00%
      December 31, 2008 .........................            --          9.42           --   -11.72%        4.40%     1.00%
      December 31, 2007 .........................            --         10.67           --     5.43%        0.00%     1.00%
      December 31, 2006 .........................            --         10.12           --     1.40%        0.00%     1.00%
      Inception November 1, 2006 ................            --          9.98           --      N/A          N/A       N/A
   SGI All-Asset Moderate Strategy Fund
      December 31, 2010 .........................             6         10.45           67     6.85%        2.00%     1.00%
      December 31, 2009 .........................             6          9.78           56    10.63%        0.00%     1.00%
      December 31, 2008 .........................            --          8.84           --   -18.37%        0.00%     1.00%
      December 31, 2007 .........................            --         10.83           --     5.45%        0.00%     1.00%
      December 31, 2006 .........................            --         10.27           --     3.22%        0.00%     1.00%
      Inception November 1, 2006 ................            --          9.95           --      N/A          N/A       N/A
   SGI CLS AdvisorOne Amerigo Fund
      December 31, 2010 .........................             1         12.54            7    13.90%        0.12%     1.00%
      December 31, 2009 .........................            --         11.01            5    38.14%        0.12%     1.00%
      December 31, 2008 .........................             4          7.97           34   -43.67%        1.69%     1.00%
      December 31, 2007 .........................            --         14.15            2    12.66%        0.41%     1.00%
      December 31, 2006 .........................            --         12.56            2    11.15%        0.14%     1.00%
   SGI CLS AdvisorOne Clermont Fund
      December 31, 2010 .........................            --         11.00           --     9.89%        0.00%     1.00%
      December 31, 2009 .........................            --         10.01           --    21.33%        0.00%     1.00%
      December 31, 2008 .........................            --          8.25           --   -30.73%       10.44%     1.00%
      December 31, 2007 .........................            --         11.91           --     5.12%        0.00%     1.00%
      December 31, 2006 .........................            --         11.33           --     7.29%        0.00%     1.00%
   SGI Multi-Hedge Strategies Fund
      December 31, 2010 .........................             1          8.61            5     5.13%        0.00%     1.00%
      December 31, 2009 .........................             2          8.19           12    -4.21%        1.74%     1.00%
      December 31, 2008 .........................            --          8.55            1   -19.57%        0.58%     1.00%
      December 31, 2007 .........................            --         10.63            1     2.80%        0.77%     1.00%
      December 31, 2006 .........................             6         10.34           64     3.40%        4.38%     1.00%
      Inception February 3, 2006 ................            --         10.00           --      N/A          N/A       N/A
   SGI U.S. Long Short Momentum Fund
      December 31, 2010 .........................            39          1.69           65    10.46%        0.00%     1.00%
      December 31, 2009 .........................            38          1.53           58    25.41%        0.08%     1.00%
      December 31, 2008 .........................            72          1.22           87   -41.06%        0.00%     1.00%
      December 31, 2007 .........................            52          2.07          107    21.05%        0.00%     1.00%
      December 31, 2006 .........................             8          1.71           14    10.32%        0.00%     1.00%
   Strengthening Dollar 2X Strategy Fund
      December 31, 2010 .........................             6          6.66           38    -5.40%        0.00%     1.00%
      December 31, 2009 .........................            --          7.04            1   -16.69%        0.00%     1.00%
      December 31, 2008 .........................             1          8.45           12     4.45%        0.00%     1.00%
      December 31, 2007 .........................            --          8.09           --   -11.78%        0.00%     1.00%
      December 31, 2006 .........................            --          9.17           --   -11.49%        0.00%     1.00%
   Technology Fund
      December 31, 2010 .........................             5         11.33           58    10.86%        0.00%     1.00%
      December 31, 2009 .........................            13         10.22          129    54.15%        0.00%     1.00%
      December 31, 2008 .........................            --          6.63            1   -45.97%        0.00%     1.00%
      December 31, 2007 .........................             1         12.27            9     9.26%        0.00%     1.00%
      December 31, 2006 .........................            --         11.23            1     4.86%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                         UNITS                  ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Telecommunications Fund
      December 31, 2010 .........................             1   $     10.88   $        7    13.45%        0.35%     1.00%
      December 31, 2009 .........................             5          9.59           47    27.36%        6.22%     1.00%
      December 31, 2008 .........................             7          7.53           50   -45.91%        0.00%     1.00%
      December 31, 2007 .........................             7         13.92          101     8.16%        0.15%     1.00%
      December 31, 2006 .........................             7         12.87           90    18.29%        2.91%     1.00%
   Transportation Fund
      December 31, 2010 .........................             2         13.73           24    22.92%        0.00%     1.00%
      December 31, 2009 .........................             4         11.17           44    16.23%        1.48%     1.00%
      December 31, 2008 .........................             1          9.61            5   -26.02%        0.00%     1.00%
      December 31, 2007 .........................            --         12.99           --    -9.67%        0.00%     1.00%
      December 31, 2006 .........................             1         14.38            8     6.28%        0.00%     1.00%
   U.S. Government Money Market Fund
      December 31, 2010 .........................            37          1.03           38    -0.96%        0.01%     1.00%
      December 31, 2009 .........................           307          1.04          320    -0.95%        0.06%     1.00%
      December 31, 2008 .........................           265          1.05          279     0.00%        1.07%     1.00%
      December 31, 2007 .........................           263          1.05          277     2.94%        3.81%     1.00%
      December 31, 2006 .........................           316          1.02          323     3.03%        3.70%     1.00%
   Utilities Fund
      December 31, 2010 .........................            12         14.08          170     5.86%        3.19%     1.00%
      December 31, 2009 .........................            13         13.30          178    12.62%        7.29%     1.00%
      December 31, 2008 .........................             6         11.81           69   -30.24%        0.73%     1.00%
      December 31, 2007 .........................             4         16.93           71    11.68%        1.40%     1.00%
      December 31, 2006 .........................             4         15.16           67    19.84%        2.32%     1.00%
   Weakening Dollar 2X Strategy Fund
      December 31, 2010 .........................             3         11.19           37    -6.59%        0.00%     1.00%
      December 31, 2009 .........................            --         11.98            4     5.55%        0.03%     1.00%
      December 31, 2008 .........................            --         11.35            3   -13.09%        0.00%     1.00%
      December 31, 2007 .........................            --         13.06            2    16.92%        2.75%     1.00%
      December 31, 2006 .........................            --         11.17            1    15.51%       17.92%     1.00%
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2010 .........................           146          0.95          138    14.46%        0.00%     1.00%
      December 31, 2009 .........................           159          0.83          132    56.60%        0.00%     1.00%
      December 31, 2008 .........................           138          0.53           73   -36.90%        0.00%     1.00%
      December 31, 2007 .........................           146          0.84          123    15.07%        0.00%     1.00%
      December 31, 2006 .........................           101          0.73           74    19.67%        0.00%     1.00%
   Global Technology Portfolio
      December 31, 2010 .........................            67          0.75           51    15.38%        0.00%     1.00%
      December 31, 2009 .........................            98          0.65           65    58.54%        0.00%     1.00%
      December 31, 2008 .........................            91          0.41           38   -40.58%        0.00%     1.00%
      December 31, 2007 .........................            91          0.69           65    13.11%        0.00%     1.00%
      December 31, 2006 .........................           195          0.61          120    17.31%        0.00%     1.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio:
      December 31, 2010 .........................           508          1.82          924    13.04%        3.92%     1.00%
      December 31, 2009 .........................           556          1.61          895    43.75%        0.00%     1.00%
      December 31, 2008 .........................           533          1.12          596   -44.28%        0.91%     1.00%
      December 31, 2007 .........................           445          2.01          893    -5.63%        2.15%     1.00%
      December 31, 2006 .........................           367          2.13          782    14.52%        1.30%     1.00%
VAN ECK VIP INSURANCE TRUST:
   Emerging Markets Fund
      December 31, 2010 .........................           290          2.43          703    25.91%        1.04%     1.00%
      December 31, 2009 .........................           685          1.93        1,324   109.78%        0.08%     1.00%
      December 31, 2008 .........................           277          0.92          254   -65.02%        0.00%     1.00%
      December 31, 2007 .........................           504          2.63        1,325    36.27%        0.35%     1.00%
      December 31, 2006 .........................           361          1.93          697    37.86%        0.53%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===========================================================================================================================

                                                                                   TOTAL
                                                                                NET ASSETS            INVESTMENT
                                                          UNITS                 ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                         (000S)   UNIT VALUES     (000S)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP INSURANCE TRUST: (continued)
   Global Bond Fund
      December 31, 2010 .........................            24   $      1.92   $       46     4.92%        6.11%     1.00%
      December 31, 2009 .........................            71          1.83          130     5.17%        2.65%     1.00%
      December 31, 2008 .........................            78          1.74          136     2.35%        8.96%     1.00%
      December 31, 2007 .........................           113          1.70          192     8.97%        5.65%     1.00%
      December 31, 2006 .........................            85          1.56          133     5.41%        8.62%     1.00%
   Global Hard Assets Fund
      December 31, 2010 .........................           182          4.73          862    27.84%        0.39%     1.00%
      December 31, 2009 .........................           231          3.70          856    56.12%        0.25%     1.00%
      December 31, 2008 .........................           273          2.37          648   -46.62%        0.27%     1.00%
      December 31, 2007 .........................           337          4.44        1,498    43.69%        0.09%     1.00%
      December 31, 2006 .........................           291          3.09          898    23.11%        0.07%     1.00%
   Multi-Manager Alternatives Fund
      December 31, 2010 .........................            22          1.09           24     3.81%        0.00%     1.00%
      December 31, 2009 .........................            17          1.05           17    12.90%        0.15%     1.00%
      December 31, 2008 .........................             4          0.93            4   -13.89%        0.09%     1.00%
      December 31, 2007 .........................             5          1.08            6     2.86%        0.38%     1.00%
      December 31, 2006 .........................             1          1.05            1     8.25%        0.00%     1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2010 .........................            54         16.07          864    34.14%        0.00%     1.00%
      December 31, 2009 .........................            38         11.98          458    38.98%        0.00%     1.00%
      December 31, 2008 .........................            36          8.62          314   -44.92%        0.00%     1.00%
      December 31, 2007 .........................            42         15.65          655    21.04%        0.00%     1.00%
      December 31, 2006 .........................            45         12.93          588    13.52%        0.00%     1.00%
   Opportunity Fund
      December 31, 2010 .........................           393          2.85        1,121    22.32%        0.79%     1.00%
      December 31, 2009 .........................           400          2.33          930    46.54%        0.00%     1.00%
      December 31, 2008 .........................           329          1.59          524   -40.67%        1.93%     1.00%
      December 31, 2007 .........................           341          2.68          914     5.51%        0.56%     1.00%
      December 31, 2006 .........................           317          2.54          806    10.92%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2010 was as follows:

                                                                     NUMBER                                  NUMBER
                                                                    OF UNITS                                OF UNITS
                                                                   BEGINNING      UNITS         UNITS          END
                                                         NOTES*     OF YEAR     PURCHASED     REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation ..............................              440,157.6    20,014.8      (49,708.9)    410,463.5
   Large Cap Growth ..................................              651,345.8    63,669.0     (122,119.1)    592,895.7
   Mid Cap Growth ....................................              295,136.9    25,224.4      (23,873.1)    296,488.2
   Small Cap Growth ..................................              904,473.1    51,878.3      (93,924.8)    862,426.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income .................................               16,601.8    32,025.1      (28,395.1)     20,231.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ..........................................                6,665.3     1,171.1         (379.4)      7,457.0
   Income & Growth ...................................               82,047.9     4,784.9       (5,600.8)     81,232.0
   Inflation Protection ..............................                2,787.4     2,593.8       (2,673.4)      2,707.8
   International .....................................              532,888.9    82,425.1      (97,258.5)    518,055.5
   Large Company Value ...............................                  304.9          --             --         304.9
   Ultra .............................................                     --     8,966.7       (5,087.8)      3,878.9
   Value .............................................              332,859.5    25,737.3      (29,636.8)    328,960.0
   Vista .............................................                8,055.5       434.0       (1,323.7)      7,165.8
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ................................                3,276.9     5,508.8       (3,309.7)      5,476.0
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .............................                8,152.7    11,152.0      (12,139.2)      7,165.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ............              960,759.1    68,821.7     (163,263.9)    866,316.9
DREYFUS STOCK INDEX FUND: ............................            3,103,327.9   241,080.3     (466,798.4)  2,877,609.8
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ...............................              107,010.1     7,146.1      (27,063.9)     87,092.3
FEDERATED INSURANCE SERIES:
   Capital Income II .................................              167,053.5    23,835.8      (10,283.9)    180,605.4
   High Income Bond II ...............................              242,113.8    76,959.5      (94,058.5)    225,014.8
   International Equity II ...........................        a      46,379.6        56.2      (46,435.8)           --
   Kaufmann II .......................................               30,038.9     2,304.0       (1,519.4)     30,823.5
   Market Opportunity II .............................        a       2,620.2         1.0       (2,621.2)           --
INVESCO VARIABLE INSURANCE FUNDS: ....................        b
   Basic Value .......................................               94,833.5     5,924.8      (26,755.3)     74,003.0
   Core Equity .......................................                6,669.6       777.3       (1,951.1)      5,495.8
   Financial Services ................................                  828.0    10,166.3       (2,703.3)      8,291.0
   Global Health Care ................................               42,325.5     9,302.2       (5,013.1)     46,614.6
   Global Real Estate ................................              339,924.9    89,904.0     (109,708.7)    320,120.2
   High Yield ........................................                2,228.5    13,981.8      (14,424.1)      1,786.2
   Mid Cap Core Equity ...............................               43,115.6       984.1      (18,585.0)     25,514.7
   Technology ........................................               47,076.6     7,034.0       (2,269.6)     51,841.0
JANUS ASPEN SERIES:
   Balanced ..........................................               27,456.7    13,687.4       (3,019.6)     38,124.5
   Enterprise ........................................            1,849,104.9   119,907.9     (376,062.1)  1,592,950.7
   Forty .............................................               43,147.4     5,347.4      (40,683.2)      7,811.6
   Global Life Sciences ..............................        c       2,010.7          --       (2,010.7)           --
   Growth and Income .................................        c     308,377.6       225.4     (308,603.0)           --
   Janus .............................................            1,827,997.1   121,282.4     (326,687.2)  1,622,592.3
   Overseas ..........................................              452,350.8   141,965.7      (92,317.3)    501,999.2
   Perkins Mid Cap Value .............................                3,348.6     3,345.8       (1,492.8)      5,201.6
   Worldwide .........................................            2,611,505.1   121,596.6     (379,255.3)  2,353,846.4
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ...........................               58,161.8    27,105.9      (26,202.5)     59,065.2
   International Equity ..............................                7,158.4       193.2         (105.7)      7,245.9
   US Small-Mid Cap Equity ...........................              257,690.5    60,708.1     (121,378.1)    197,020.5
   US Strategic Equity ...............................               70,555.9     4,890.4      (49,446.3)     26,000.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=======================================================================================================================

                                                                     NUMBER                                   NUMBER
                                                                    OF UNITS                                OF UNITS
                                                                   BEGINNING      UNITS         UNITS          END
                                                         NOTES*     OF YEAR     PURCHASED     REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ...................                1,903.1     2,870.0       (2,191.3)      2,581.8
   ClearBridge Equity Income Builder I ...............                  277.2          --          (14.1)        263.1
   ClearBridge Fundamental All Cap Value I ...........        d         754.0       125.2          (97.1)        782.1
   ClearBridge Large Cap Growth I ....................                  328.9        65.2          (31.1)        363.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ..............                2,421.0     6,723.0       (4,464.1)      4,679.9
   Western Asset Strategic Bond ......................                4,889.1    10,542.0       (7,953.4)      7,477.7
LORD ABBETT SERIES FUND:
   Capital Structure .................................        e      48,768.0    14,310.8         (163.3)     62,915.5
   Growth and Income .................................              504,420.3    63,847.8      (65,302.1)    502,966.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ....................................               61,614.6    19,996.5      (56,890.5)     24,720.6
   Partners ..........................................              169,047.9    30,932.9      (55,760.7)    144,220.1
   Regency ...........................................               49,128.5    20,128.2      (30,882.5)     38,374.2
   Short Duration Bond ...............................               93,517.9    84,831.7      (51,996.1)    126,353.5
   Small-Cap Growth ..................................                8,037.1    75,700.7      (26,889.2)     56,848.6
   Socially Responsive ...............................                  793.3        80.4          (29.0)        844.7
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ......................................              794,082.7    50,573.8     (141,089.9)    703,566.6
   JNF Equity ........................................            8,148,996.8   281,222.4   (1,054,842.8)  7,375,376.4
   JNF Equity - NQ ...................................              224,503.7     3,899.8      (21,892.8)    206,510.7
   JNF Loomis Sayles Bond ............................        f           3.9          --           (3.9)           --
   JNF Money Market ..................................              638,756.2   404,760.7     (468,181.1)    575,335.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset .........................................                7,712.0    12,311.1       (9,443.7)     10,579.4
   CommodityRealReturn Strategy ......................                3,839.8    29,047.0      (26,892.1)      5,994.7
   Emerging Markets Bond .............................                2,912.4    23,394.6      (21,458.5)      4,848.5
   Foreign Bond US Dollar-Hedged .....................                  324.6    19,693.2      (19,515.7)        502.1
   Global Bond Unhedged ..............................                2,152.0    34,851.1      (33,535.3)      3,467.8
   High Yield ........................................                2,868.8    16,151.0      (14,792.3)      4,227.5
   Long Term US Government ...........................                3,995.3    23,859.4      (17,267.4)     10,587.3
   Low Duration ......................................                5,161.1     7,219.1       (1,782.8)     10,597.4
   Real Return .......................................              456,165.9   394,168.5     (338,625.8)    511,708.6
   Short-Term ........................................                7,014.4     3,001.8       (2,200.0)      7,816.2
   Total Return ......................................              566,108.7   330,753.8     (271,925.5)    624,937.0
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ......................................                   23.1        15.3             --          38.4
   Emerging Markets ..................................               32,923.1     5,006.3      (11,747.9)     26,181.5
   Equity Income .....................................              255,823.4     8,795.8      (33,134.4)    231,484.8
   Fund ..............................................              132,345.2   114,162.4      (70,284.2)    176,223.4
   High Yield ........................................                6,322.1     3,772.1       (3,361.3)      6,732.9
   Mid Cap Value .....................................                2,638.3       155.9             --       2,794.2
   Strategic Income ..................................                1,912.8     3,327.6       (4,748.3)        492.1
ROYCE CAPITAL FUND:
   Micro-Cap .........................................              209,257.9    36,493.3      (32,127.1)    213,624.1
   Small-Cap .........................................              191,624.6   118,046.2     (111,041.3)    198,629.5
RYDEX VARIABLE TRUST:
   Banking ...........................................                2,390.6    56,073.0      (57,837.3)        626.3
   Basic Materials ...................................               13,831.9     5,683.0       (5,994.1)     13,520.8
   Biotechnology .....................................                3,635.7    12,675.0      (12,996.5)      3,314.2
   Commodities Strategy ..............................                8,627.8    21,040.3      (22,060.5)      7,607.6
   Consumer Products .................................                2,914.9     2,508.7         (173.3)      5,250.3
   Dow 2X Strategy ...................................                1,763.1    94,783.7      (88,738.3)      7,808.5
   Electronics .......................................               16,186.4     6,699.9      (21,629.5)      1,256.8
   Energy ............................................               29,372.4    14,368.3      (12,942.7)     30,798.0
   Energy Services ...................................               48,720.0    35,779.1      (45,515.4)     38,983.7
   Europe 1.25X Strategy .............................                5,465.6    12,318.8      (12,144.0)      5,640.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=================================================================================================================================

                                                                  NUMBER                                                NUMBER
                                                                 OF UNITS                                             OF UNITS
                                                                BEGINNING          UNITS              UNITS              END
                                                    NOTES*       OF YEAR         PURCHASED          REDEEMED          OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Financial Services ...........................                  1,967.5           3,774.5          (4,975.2)            766.8
   Government Long Bond 1.2X Strategy ...........                 15,815.7         753,021.5        (739,780.9)         29,056.3
   Health Care ..................................                  5,859.5           1,975.2          (4,914.3)          2,920.4
   Internet .....................................                  4,148.4          20,520.9         (23,027.7)          1,641.6
   Inverse Dow 2X Strategy ......................                 15,491.2         170,254.4        (146,332.6)         39,413.0
   Inverse Government Long Bond Strategy ........                 40,392.5         534,647.4        (513,074.9)         61,965.0
   Inverse Mid-Cap Strategy .....................                    799.3           4,572.6          (4,875.4)            496.5
   Inverse NASDAQ-100(R) Strategy ...............                    452.2          14,068.4         (14,068.4)            452.2
   Inverse Russell 2000(R) Strategy .............                  1,467.7         100,675.5        (100,675.5)          1,467.7
   Inverse S&P 500 Strategy .....................                 49,827.5         649,938.6        (595,657.6)        104,108.5
   Japan 2X Strategy ............................                  6,490.7          15,769.2         (20,344.3)          1,915.6
   Leisure ......................................                    293.8          26,318.5         (25,507.2)          1,105.1
   Mid Cap 1.5X Strategy ........................                 74,743.3         144,175.2        (168,595.4)         50,323.1
   NASDAQ-100(R) ................................                  7,716.1           6,798.5          (4,619.3)          9,895.3
   NASDAQ-100(R) 2X Strategy ....................                 36,848.8          59,843.7         (67,225.5)         29,467.0
   Nova .........................................                  2,400.6              31.0                --           2,431.6
   Precious Metals ..............................                 25,212.9          42,307.5         (46,370.3)         21,150.1
   Real Estate ..................................                 15,637.1          48,812.7         (55,821.0)          8,628.8
   Retailing ....................................                    935.2           7,795.9          (7,511.7)          1,219.4
   Russell 2000(R) 1.5X Strategy ................                 34,292.9          26,815.6         (22,063.3)         39,045.2
   Russell 2000(R) 2X Strategy ..................                 45,466.9         365,277.0        (288,034.1)        122,709.8
   S&P 500 2X Strategy ..........................                 26,222.2          26,694.5         (52,099.2)            817.5
   S&P 500 Pure Growth ..........................                 12,964.5          16,354.9         (11,367.4)         17,952.0
   S&P 500 Pure Value ...........................                 14,858.0          24,481.8         (20,599.6)         18,740.2
   S&P MidCap 400 Pure Growth ...................                  6,345.1          17,381.0         (10,185.8)         13,540.3
   S&P MidCap 400 Pure Value ....................                 10,346.1          16,175.7         (19,849.3)          6,672.5
   S&P SmallCap 600 Pure Growth .................                  3,459.7          15,021.2         (16,679.7)          1,801.2
   S&P SmallCap 600 Pure Value ..................                  8,366.7         129,643.5        (106,176.7)         31,833.5
   SGI All-Asset Aggressive Strategy ............        g              --             138.8                --             138.8
   SGI All-Asset Conservative Strategy ..........        g           148.0              16.9                --             164.9
   SGI All-Asset Moderate Strategy ..............        g         5,709.6           1,268.3            (546.3)          6,431.6
   SGI CLS AdvisorOne Amerigo ...................        g           437.9             153.0                --             590.9
   SGI CLS AdvisorOne Clermont ..................        g              --                --                --                --
   SGI Multi-Hedge Strategies ...................        g         1,507.0             327.7          (1,261.2)            573.5
   SGI U.S. Long Short Momentum .................        h        37,867.7           2,044.4          (1,218.0)         38,694.1
   Strengthening Dollar 2X Strategy .............                     96.0          91,874.5         (86,262.9)          5,707.6
   Technology ...................................                 12,663.0           7,463.0         (15,043.6)          5,082.4
   Telecommunications ...........................                  4,913.3             813.2          (5,092.4)            634.1
   Transportation ...............................                  3,927.1           8,353.7         (10,511.9)          1,768.9
   U.S. Government Money Market .................                307,183.0       1,454,839.0      (1,725,348.4)         36,673.6
   Utilities ....................................                 13,386.7           8,488.6          (9,762.1)         12,113.2
   Weakening Dollar 2X Strategy .................                    309.8          14,471.8         (11,437.9)          3,343.7
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ...............                158,541.4           3,958.6         (16,942.5)        145,557.5
   Global Technology ............................                 97,909.5           3,921.8         (35,069.1)         66,762.2
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ........................................                555,835.6          58,043.3        (105,693.1)        508,185.8
VAN ECK VIP TRUST: ..............................        i
   Emerging Markets .............................                684,605.5         111,108.3        (506,083.4)        289,630.4
   Global Bond ..................................        j        71,125.1          11,091.1         (58,501.7)         23,714.5
   Global Hard Assets ...........................        k       231,411.2          64,405.6        (113,540.3)        182,276.5
   Multi-Manager Alternatives ...................                 16,532.9           9,482.5          (4,105.3)         21,910.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ....................................                 38,234.9          24,090.9          (8,545.8)         53,780.0
   Opportunity ..................................                399,543.8          64,843.9         (71,375.7)        393,012.0
                                                             --------------------------------------------------------------------
                                                              31,926,914.2       9,215,232.3     (12,365,513.4)     28,776,633.1
                                                             ====================================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                                  NUMBER                                               NUMBER
                                                                 OF UNITS                                             OF UNITS
                                                                BEGINNING           UNITS              UNITS             END
                                                    NOTES*       OF YEAR          PURCHASED          REDEEMED          OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value ..................................       ac        91,399.7          23,040.2         (19,606.4)         94,833.5
   Core Equity ..................................                  5,245.4           1,987.2            (563.0)          6,669.6
   Financial Services ...........................                  4,998.4             817.7          (4,988.1)            828.0
   Global Health Care ...........................                 68,480.9          20,579.5         (46,734.9)         42,325.5
   Global Real Estate ...........................                333,142.6         112,423.6        (105,641.3)        339,924.9
   High Yield ...................................                  2,717.5           8,090.8          (8,579.8)          2,228.5
   Mid Cap Core Equity ..........................                 36,027.8          10,117.3          (3,029.5)         43,115.6
   Technology ...................................                 60,515.9           5,285.7         (18,725.0)         47,076.6
THE ALGER PORTFOLIOS: ...........................        a
   Capital Appreciation .........................                485,160.8          58,786.9        (103,790.1)        440,157.6
   LargeCap Growth ..............................                653,790.6         144,527.5        (146,972.3)        651,345.8
   MidCap Growth ................................                315,728.8          77,594.5         (98,186.4)        295,136.9
   SmallCap Growth ..............................                994,090.9          82,524.8        (172,142.6)        904,473.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ............................                 14,692.8           1,909.0                --          16,601.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .....................................                  5,289.2           2,768.0          (1,391.9)          6,665.3
   Income & Growth ..............................                 79,731.2          15,871.7         (13,555.0)         82,047.9
   Inflation Protection .........................                  6,347.6           7,967.6         (11,527.8)          2,787.4
   International ................................                680,740.1          61,801.6        (209,652.8)        532,888.9
   Large Company Value ..........................                  1,878.7             587.5          (2,161.3)            304.9
   Ultra ........................................                       --          11,992.0         (11,992.0)               --
   Value ........................................                351,052.2          38,631.9         (56,824.6)        332,859.5
   Vista ........................................                 11,137.3           1,424.3          (4,506.1)          8,055.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ...........................                  2,155.3           3,650.2          (2,528.6)          3,276.9
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ........................                    897.6           7,493.4            (238.3)          8,152.7
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .......              1,045,623.5          68,885.5        (153,749.9)        960,759.1
DREYFUS STOCK INDEX FUND: .......................              3,380,220.2         267,817.4        (544,709.7)      3,103,327.9
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ..........................                109,799.5          16,520.6         (19,310.0)        107,010.1
FEDERATED INSURANCE SERIES:
   Capital Income II ............................                149,584.6          63,918.7         (46,449.8)        167,053.5
   High Income Bond II ..........................                187,774.6         137,664.5         (83,325.3)        242,113.8
   International Equity II ......................                 51,973.5          12,680.0         (18,273.9)         46,379.6
   Kaufmann II ..................................                 25,268.7           5,374.9            (604.7)         30,038.9
   Market Opportunity II ........................                  6,236.0           1,565.0          (5,180.8)          2,620.2
JANUS ASPEN SERIES:
   Balanced .....................................                 17,048.5          12,237.4          (1,829.2)         27,456.7
   Enterprise ...................................        b     1,991,544.3         183,152.7        (325,592.1)      1,849,104.9
   Forty ........................................                 43,277.4           4,162.9          (4,292.9)         43,147.4
   Global Life Sciences .........................                    177.3           1,925.3             (91.9)          2,010.7
   Growth and Income ............................                496,972.1          27,927.5        (216,522.0)        308,377.6
   Janus ........................................        c     2,015,187.0         162,756.0        (349,945.9)      1,827,997.1
   Overseas .....................................        d       516,380.1         160,458.0        (224,487.3)        452,350.8
   Perkins Mid Cap Value ........................                  1,934.4           2,511.1          (1,096.9)          3,348.6
   Perkins Small Company Value - Service ........        e           454.1              11.3            (465.4)               --
   Worldwide ....................................        f     2,873,010.3         255,012.1        (516,517.3)      2,611,505.1
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ......................                 61,337.6          28,230.2         (31,406.0)         58,161.8
   International Equity .........................                  7,940.0           1,989.9          (2,771.5)          7,158.4
   US Small-Mid Cap Equity ......................        g       183,821.5          86,065.3         (12,196.3)        257,690.5
   US Strategic Equity ..........................                 66,009.4           6,602.2          (2,055.7)         70,555.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=================================================================================================================================

                                                                 NUMBER                                               NUMBER
                                                                OF UNITS                                             OF UNITS
                                                               BEGINNING           UNITS              UNITS             END
                                                    NOTES*      OF YEAR          PURCHASED          REDEEMED          OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ..............        h         1,109.6           3,310.6          (2,517.1)          1,903.1
   ClearBridge Equity Income Builder I ..........        i         1,033.6              12.9            (769.3)            277.2
   ClearBridge Fundamental All Cap Value I ......        j           321.5             511.8             (79.3)            754.0
   ClearBridge Large Cap Growth I ...............        k           263.6             209.2            (143.9)            328.9
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond .........        l              --           6,565.6          (4,144.6)          2,421.0
   Western Asset Strategic Bond .................        m         2,900.2          13,823.2         (11,834.3)          4,889.1
LORD ABBETT SERIES FUND:
   Capital Structure ............................       ad        67,847.8          19,022.9         (38,102.7)         48,768.0
   Growth and Income ............................                533,221.2         104,931.9        (133,732.8)        504,420.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ...............................                 57,945.4           4,974.4          (1,305.2)         61,614.6
   Partners .....................................                196,240.2         102,113.7        (129,306.0)        169,047.9
   Regency ......................................                 92,377.4          22,104.5         (65,353.4)         49,128.5
   Short Duration Bond ..........................                 43,129.2         150,997.3        (100,608.6)         93,517.9
   Small-Cap Growth .............................                  6,539.9           3,125.5          (1,628.3)          8,037.1
   Socially Responsive ..........................                    432.0             509.5            (148.2)            793.3
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .................................                932,529.7          57,323.4        (195,770.4)        794,082.7
   JNF Equity ...................................              8,829,830.2         290,532.2        (971,365.6)      8,148,996.8
   JNF Equity - NQ ..............................                245,988.6           9,535.9         (31,020.8)        224,503.7
   JNF Loomis Sayles Bond .......................                       --           9,349.6          (9,345.7)              3.9
   JNF Money Market .............................                806,668.6         667,281.5        (835,193.9)        638,756.2
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ....................................                 17,590.2           5,990.4         (15,868.6)          7,712.0
   CommodityRealReturn Strategy .................                  7,008.7          17,422.4         (20,591.3)          3,839.8
   Emerging Markets Bond ........................                    752.0          35,274.2         (33,113.8)          2,912.4
   Foreign Bond US Dollar-Hedged ................                     94.9           8,858.9          (8,629.2)            324.6
   Global Bond Unhedged .........................                  5,830.7          17,395.2         (21,073.9)          2,152.0
   High Yield ...................................                  3,309.7          24,514.7         (24,955.6)          2,868.8
   Long Term US Government ......................                 23,681.3          12,593.6         (32,279.6)          3,995.3
   Low Duration .................................                    271.2           4,889.9                --           5,161.1
   Real Return ..................................                310,126.2         321,000.9        (174,961.2)        456,165.9
   RealEstateRealReturn Strategy ................        n         3,332.7           9,721.6         (13,054.3)               --
   Short-Term ...................................                  3,048.2          12,360.1          (8,393.9)          7,014.4
   StocksPLUS(R) Total Return ...................        n           947.4             166.4          (1,113.8)               --
   Total Return .................................                312,804.9         507,710.5        (254,406.7)        566,108.7
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value .................................                      6.3              16.8                --              23.1
   Emerging Markets .............................                 32,539.9          47,262.7         (46,879.5)         32,923.1
   Equity Income ................................                272,847.2          30,077.2         (47,101.0)        255,823.4
   Fund .........................................                102,773.8         148,060.7        (118,489.3)        132,345.2
   Global High Yield ............................        o           113.2                --            (113.2)               --
   High Yield ...................................                  9,112.1             599.9          (3,389.9)          6,322.1
   International Value ..........................        o         8,134.4                --          (8,134.4)               --
   Mid Cap Value ................................                  1,373.5           1,264.8                --           2,638.3
   Strategic Income .............................                       --          17,131.5         (15,218.7)          1,912.8
ROYCE CAPITAL FUND:
   Micro-Cap ....................................                219,005.8          74,414.1         (84,162.0)        209,257.9
   Small-Cap ....................................                218,295.5          56,239.5         (82,910.4)        191,624.6
RYDEX VARIABLE TRUST:
   SGI CLS AdvisorOne Amerigo ...................       ae         4,268.9           5,299.4          (9,130.4)            437.9
   SGI CLS AdvisorOne Clermont ..................       af              --             470.2            (470.2)               --
   SGI All-Asset Conservative Strategy ..........        p            28.1             119.9                --             148.0
   SGI All-Asset Moderate Strategy ..............        q              --           5,711.9              (2.3)          5,709.6
   SGI U.S. Long Short Momentum .................        r        71,735.0           2,309.3         (36,176.6)         37,867.7
   Banking ......................................                 10,333.6          24,534.0         (32,477.0)          2,390.6
   Basic Materials ..............................                 16,696.6          14,561.6         (17,426.3)         13,831.9
   Biotechnology ................................                  7,866.6          13,503.6         (17,734.5)          3,635.7
   Commodities Strategy .........................                  7,953.2          40,548.0         (39,873.4)          8,627.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

=================================================================================================================================

                                                                 NUMBER                                                NUMBER
                                                                OF UNITS                                              OF UNITS
                                                               BEGINNING           UNITS              UNITS              END
                                                    NOTES*      OF YEAR          PURCHASED          REDEEMED           OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Consumer Products ............................                  2,003.1           5,769.5          (4,857.7)          2,914.9
   Dow 2X Strategy ..............................                 17,705.1         443,247.2        (459,189.2)          1,763.1
   Electronics ..................................                       --          51,753.4         (35,567.0)         16,186.4
   Energy .......................................                 32,857.9          24,513.6         (27,999.1)         29,372.4
   Energy Services ..............................                 43,653.1          60,548.5         (55,481.6)         48,720.0
   Europe 1.25X Strategy ........................                  4,475.9           7,897.1          (6,907.4)          5,465.6
   Financial Services ...........................                  5,591.8          11,967.4         (15,591.7)          1,967.5
   Government Long Bond 1.2X Strategy ...........                234,524.7         180,752.4        (399,461.4)         15,815.7
   Health Care ..................................                  4,525.9           9,442.8          (8,109.2)          5,859.5
   Internet .....................................                       --          26,013.1         (21,864.7)          4,148.4
   Inverse Dow 2X Strategy ......................                 27,474.0         338,029.5        (350,012.3)         15,491.2
   Inverse Government Long Bond Strategy ........                 13,332.9         577,136.6        (550,077.0)         40,392.5
   Inverse Mid-Cap Strategy .....................                    830.0           1,682.6          (1,713.3)            799.3
   Inverse NASDAQ-100(R) Strategy ...............                  1,224.0          48,302.6         (49,074.4)            452.2
   Inverse Russell 2000(R) Strategy .............                  4,873.2          27,428.0         (30,833.5)          1,467.7
   Inverse S&P 500 Strategy .....................                127,703.4         167,452.8        (245,328.7)         49,827.5
   Japan 2X Strategy ............................        s         1,984.7          26,835.1         (22,329.1)          6,490.7
   Leisure ......................................                    622.0                --            (328.2)            293.8
   Mid Cap 1.5X Strategy ........................                 22,706.5         136,844.4         (84,807.6)         74,743.3
   Multi-Cap Core Equity ........................                       --             425.7            (425.7)               --
   SGI Multi-Hedge Strategies ...................        t            70.8           1,436.2                --            1,507.0
   NASDAQ-100(R) ................................                  7,603.1          14,636.2         (14,523.2)          7,716.1
   NASDAQ-100(R) 2X Strategy ....................                  6,897.4         130,623.6        (100,672.2)         36,848.8
   Nova .........................................                  2,347.9              52.7                --           2,400.6
   Precious Metals ..............................                 53,261.3          61,881.4         (89,929.8)         25,212.9
   Real Estate ..................................                  3,451.4          21,638.8          (9,453.1)         15,637.1
   Retailing ....................................                       --           3,730.9          (2,795.7)            935.2
   Russell 2000(R) 1.5X Strategy ................                 60,112.3          50,246.0         (76,065.4)         34,292.9
   Russell 2000(R) 2X Strategy ..................                 22,461.2         144,074.0        (121,068.3)         45,466.9
   S&P 500 2X Strategy ..........................                 11,797.5          43,394.8         (28,970.1)         26,222.2
   S&P 500 Pure Growth ..........................        u         1,085.2          40,397.8         (28,518.5)         12,964.5
   S&P 500 Pure Value ...........................        v         4,679.4          45,061.9         (34,883.3)         14,858.0
   S&P MidCap 400 Pure Growth ...................        w         2,732.9           8,795.5          (5,183.3)          6,345.1
   S&P MidCap 400 Pure Value ....................        x           180.0          19,703.8          (9,537.7)         10,346.1
   S&P SmallCap 600 Pure Growth .................        y         3,047.4          10,165.1          (9,752.8)          3,459.7
   S&P SmallCap 600 Pure Value ..................        z        11,403.8          82,752.8         (85,789.9)          8,366.7
   Strengthening Dollar 2X Strategy .............                  1,450.1          17,199.2         (18,553.3)             96.0
   Technology ...................................                    157.4          16,069.9          (3,564.3)         12,663.0
   Telecommunications ...........................                  6,615.8           8,592.0         (10,294.5)          4,913.3
   Transportation ...............................                    539.2           6,230.3          (2,842.4)          3,927.1
   U.S. Government Money Market .................                265,183.1       1,470,086.8      (1,428,086.9)        307,183.0
   Utilities ....................................                  5,837.3          17,422.4          (9,873.0)         13,386.7
   Weakening Dollar 2X Strategy .................                    267.8           9,230.0          (9,188.0)            309.8
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ...............                137,724.5         163,270.1        (142,453.2)        158,541.4
   Global Technology ............................                 91,163.8         115,293.5        (108,547.8)         97,909.5
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ........................................                533,121.6         111,806.1         (89,092.1)        555,835.6
VAN ECK VIP TRUST:
   Global Bond ..................................       ag        78,068.6          63,745.3         (70,688.8)         71,125.1
   Emerging Markets .............................       ah       276,769.9         926,285.8        (518,450.2)        684,605.5
   Global Hard Assets ...........................       ai       273,276.0         107,611.7        (149,476.5)        231,411.2
   Multi-Manager Alternatives ...................       aa         4,158.1          13,987.9          (1,613.1)         16,532.9
   Real Estate ..................................       ab        91,118.3           9,681.5        (100,799.8)               --
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ....................................                 36,367.8          18,425.2         (16,558.1)         38,234.9
   Opportunity ..................................                329,359.1         129,483.8         (59,299.1)        399,543.8
                                                             --------------------------------------------------------------------
                                                              33,795,454.6      11,162,656.2     (13,031,196.6)     31,926,914.2
                                                             ====================================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
b) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
c)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
d) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change May 3, 2010.
e) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
f)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
g)    Rydex SGI was formerly Rydex prior to its brand name change May 3, 2010.
h) Rydex SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
i) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
j) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
k) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.

      FOR THE PERIOD ENDING DECEMBER 31, 2009:
a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.
b) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.
c) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.
d) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.
e)    For the period January 1, 2009 through April 29, 2009 (liquidation of fund)
f) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.
g) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.
h) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.
i) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.
j) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change on May 3, 2010. Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.
k) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.
l) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.
m) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.
n)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)
o)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund)
p) Rydex SGI All-Asset Conservative Strategy was formerly Rydex All-Asset Conservative Strategy prior to its name change May 3, 2010.
      Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.
q) Rydex SGI All-Asset Moderate Strategy was formerly Rydex All-Asset Moderate Strategy prior to its name change May 3, 2010.
      Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.
r) Rydex SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
      Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.
s) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.
t) Rydex SGI Multi-Hedge Strategies was formerly Rydex Multi-Hedge Strategies prior to its name change effective May 3, 2010.
      Rydex Multi-Hedge Strategies was formerly Rydex Absolute Strategies prior to its name change effective May 1, 2009.
u) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.
v) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.
w) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.
x) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.
y) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.
z) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.
aa) Van Eck VIP Multi-Manager Alternatives was formerly Van Eck Worldwide Multi-Manager Alternatives prior to its name change effective May 3, 2010. Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1, 2009.
ab)   For the period January 1, 2009 through December 10, 2009 (liquidation of fund).
ac) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
ad) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
ae) Rydex SGI CLS AdvisorOne Amerigo was formerly Rydex CLS AdvisorOne Amerigo prior to its name change May 3, 2010.
af) Rydex SGI CLS AdvisorOne Clermont was formerly Rydex CLS AdvisorOne Clermont prior to its name change May 3, 2010.
ag) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
ah) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
ai) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.

(9)   SUBSEQUENT EVENTS
      Account C's management has performed subsequent events procedures through March 31, 2011, which is the date the financial statements were available to be issued and there were no subsequent events requiring adjustment to the financial statements or disclosures as stated herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C (the "Account") as of December 31, 2010, the related statements of operations and changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for each of the five years for the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2010, the results of its operations, changes in its net assets for the years ended December 31, 2010 and 2009, and financial highlights for each of the five years for the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
March 31, 2011

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             BDO USA, LLP

                                     PART C

                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2010 and 2009, and for the three years then ended December 31, 2010.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2009 and for each of the two years then ended December 31, 2009.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL

(1)   (a)          Resolution of Board of Directors of the Company         (10)
                   authorizing the reorganization of the Separate
                   Account.

      (b)          Resolution Changing the Name of the Separate Account    (1)

(2)                Not Applicable.

(3)   (a)   (i)    Form of Principal Underwriter's Agreement of the        (1)
                   Company on behalf of the Separate Account and Inviva
                   Securities Corporation.

            (ii)   Form of Amendment to Principal Underwriter's Agreement  (1)

      (b)          Form of Selling Agreement                               (1)

(4)   (a)          Form of Individual Single Premium Contract -            (1)
                   Achievement. (22-4026)

      (b)          Form of Individual Flexible Premium Contract.           (2)
                   (22-4025)

      (c)          Form of Waiver of Contingent Deferred Sales Charges     (1)
                   for Unemployment Rider. (CVIC-4023)

      (d)          Form of Waiver of Contingent Deferred Sales Charges     (1)
                   for Nursing Care Confinement Rider. (CVIC-4020)

      (e)          Form of Waiver of Contingent Deferred Sales Charges     (1)
                   for Terminal Illness Rider. (CVIC-4021)

      (f)          Form of Sep. Acct Chg Endorsement                       (1)

(5)                Form of Application for Individual Annuity Contract.    (1)
                   (JNL-6000)

(6)   (a)          Amended and Restated Articles of Incorporation of       (1)
                   Conseco Variable Insurance Company.

      (b)          Amended and Restated By-Laws of the Company.            (1)

(7)                Not Applicable.

(8)   (a)          Form of Participation Agreement dated October 23,       (1)
                   2002 with Conseco Series Trust and Conseco Equity
                   Sales, Inc. and amendments thereto dated September
                   10, 2003 and February 1, 2001.

            (i)    Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and
                   Jefferson National Life Insurance Company.

      (b)   (i)    Form of Participation Agreement by and among A I M      (3)
                   Distributors, Inc., Jefferson National Life Insurance
                   Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                   May 1, 2003.

            (ii)   Form of Amendment dated April 6, 2004 to the            (1)
                   Participation Agreement by and among A I M
                   Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                   May 1, 2003.

            (iii)  Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement by and among A I M
                   Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                   May 1, 2003.

            (iv)   Form of Amendment dated May 1, 2008 to the              (15)
                   Participation Agreement by and among A I M
                   Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
                   Corporation dated May 1, 2003.

            (v)    Form of amendment dated August 10, 2010 to the form     (18)
                   of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

            (vi)   Form of amendment dated September 13, 2010 to the       (18)
                   form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

      (c)   (i)    Form of Participation Agreement among the Alger         (4)
                   American Fund, Great American Reserve Insurance
                   Company and Fred Alger and Company, Inc. dated
                   March 31, 1995.

            (ii)   Form of Amendment dated November 5, 1999 to the         (5)
                   Participation Agreement among the Alger American
                   Fund, Great American Reserve Insurance Company and
                   Fred Alger and Company, Inc. dated March 31, 1995.

            (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                   Participation Agreement among the Alger American
                   Fund, Great American Reserve Insurance Company and
                   Fred Alger and Company, Inc. dated March 31, 1995.

            (iv)   Form of Amendments August 4, 2003 and March 22, 2004    (1)
                   to the Participation Agreement among the Alger
                   American Fund, Great American Reserve Insurance
                   Company and Fred Alger and Company, Inc. dated
                   March 31, 1995.

            (v)    Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement among the Alger American
                   Fund, Jefferson National Life Insurance Company and
                   Fred Alger and Company, Inc. dated March 31, 1995.

            (vi)   Form of Amendment dated May 1, 2008 to the              (15)
                   Participation Agreement among The Alger American
                   Fund, Jefferson National Life Insurance Company and
                   Fred Alger and Company, Inc. dated March 31, 1995.

      (d)   (i)    Form of Participation Agreement between Great           (4)
                   American Reserve Insurance Company and American
                   Century Investment Services as of 1997.

            (ii)   Form of Amendment dated November 15, 1997 to the        (5)
                   Participation Agreement between Great American
                   Reserve Insurance Company and American Century
                   Investment Services as of 1997.

            (iii)  Form of Amendment dated December 31, 1997 to the        (5)
                   Participation Agreement between Great American
                   Reserve Insurance Company and American Century
                   Investment Services as of 1997.

            (iv)   Form of Amendment dated January 13, 2000 to the         (5)
                   Participation Agreement between Great American
                   Reserve Insurance Company and American Century
                   Investment Services as of 1997.

            (v)    Form of Amendment dated February 9, 2001 to the         (5)
                   Participation Agreement between Great American
                   Reserve Insurance Company and American Century
                   Investment Services as of 1997.

            (vi)   Form of Amendments dated July 31, 2003 and March 25,    (1)
                   2004 to the Participation Agreement between Great
                   American Reserve Insurance Company and American
                   Century Investment Services as of 1997.

            (vii)  Form of Amendments dated May 1, 2005 to the             (11)
                   Participation Agreement between Jefferson National
                   Life Insurance Company and American Century
                   Investment Services as of 1997.

            (viii) Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement between Jefferson National
                   Life Insurance Company and American Century
                   Investment Services as of 1997.

            (ix)   Form of Amendment dated May 1, 2007 to the              (14)
                   Participation Agreement between Jefferson National
                   Life Insurance Company and American Century
                   Investment Services.

            (x)    Form of Amendment October 26, 2010 to the               (18)
                   Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services

      (e)   (i)    Form of Participation Agreement dated May 1, 1995 by    (5)
                   and among Conseco Variable Insurance Company, Dreyfus
                   Variable Investment Fund, The Dreyfus Socially
                   Responsible Growth Fund, Inc., Dreyfus Life and
                   Annuity Index Fund, Inc. and Dreyfus Investment
                   Portfolios.

            (ii)   Form of Amendment dated March 21, 2002 to the           (5)
                   Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                   Variable Investment Fund, The Dreyfus Socially
                   Responsible Growth Fund, Inc., Dreyfus Life and
                   Annuity Index Fund, Inc. and Dreyfus Investment
                   Portfolios.

            (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                   Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                   Variable Investment Fund, The Dreyfus Socially
                   Responsible Growth Fund, Inc., Dreyfus Life and
                   Annuity Index Fund, Inc. and Dreyfus Investment
                   Portfolios.

            (iv)   Form of Amendment dated May 1, 2005 to the              (1)
                   Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company,
                   Dreyfus Variable Investment Fund, The Dreyfus
                   Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

            (v)    Form of Amendment dated 2004 to the Participation       (11)
                   Agreement dated May 1, 1995 by and among Jefferson
                   National Life Insurance Company, Dreyfus Variable
                   Investment Fund, The Dreyfus Socially Responsible
                   Growth Fund, Inc., Dreyfus Life and Annuity Index
                   Fund, Inc. and Dreyfus Investment Portfolios.

      (f)   (i)    Form of Participation Agreement dated March 6, 1995     (4)
                   by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities
                   Corp.

            (ii)   Form of Amendment dated 1999 to the Participation       (5)
                   Agreement dated March 6, 1995 by and among Conseco
                   Variable Insurance Company, Federated Insurance
                   Series and Federated Securities Corp.

            (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                   Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iv)   Form of Amendment dated 2004 to the Participation       (1)
                   Agreement dated March 6, 1995 by and among Conseco
                   Variable Insurance Company, Federated Insurance
                   Series and Federated Securities Corp.

            (v)    Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company,
                   Federated Insurance Series and Federated Securities
                   Corp.

      (g)   (i)    Form of Participation Agreement by and among First      (6)
                   American Insurance Portfolios, Inc., First American
                   Asset Management and Conseco Variable Insurance
                   Company dated 2001.

            (ii)   Form of Amendment dated April 25, 2001 to the           (5)
                   Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                   Management and Conseco Variable Insurance Company dated 2001.

            (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                   Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                   Management and Conseco Variable Insurance Company dated 2001.

      (h)   (i)    Form of Participation Agreement among Janus Aspen       (1)
                   Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July
                   2003 thereto.

            (ii)   Form of Amendment dated May 1, 2005 to the              (11)
                   Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated
                   May 1, 2003.

            (iii)  Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement among Janus Aspen Series,
                   Janus Distributors LLC and Jefferson National Life
                   Insurance Company dated February 1, 2001.

            (iv)   Form of Amendment dated May 1, 2008 to the              (15)
                   Participation Agreement among Janus Aspen Series,
                   Janus Distributors LLC and Jefferson National Life
                   Insurance Company dated February 1, 2001(Service and Institutional)

      (i)   (i)    Form of Participation Agreement among Lazard            (1)
                   Retirement Series, Inc., Lazard Asset Management,
                   LLC, Inviva Securities Corporation and Jefferson
                   National Life Insurance Company dated May 1, 2003.

            (ii)   Form of Amendment dated March 21, 2004 to the           (1)
                   Participation Agreement among Lazard Retirement
                   Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

      (j)   (i)    Form of Participation Agreement dated April 10, 1997    (4)
                   by and among Lord, Abbett & Co. and Great American
                   Reserve Insurance Company.

            (ii)   Form of Amendment dated December 1, 2001 to the         (7)
                   Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

            (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                   Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

            (iv)   Form of Participation Agreement dated February 13,      (16)
                   2008 by and among Jefferson National Life Insurance
                   Company, Lord Abbett Series Fund, Inc. and Lord
                   Abbett Distributor LLC.

      (k)   (i)    Form of Participation Agreement dated April 30, 1997    (5)
                   by and among Neuberger&Berman Advisers Management
                   Trust, Advisers Managers Trust, Neuberger&Berman
                   Management Incorporated and Great American Reserve
                   Insurance Company.

            (ii)   Form of Amendment dated May 1, 2000 to the              (5)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.

            (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                   Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                   Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.


            (iv)   Form of Amendment dated May 1, 2004 to the              (8)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and
                   Jefferson National Life Insurance Company.

            (v)    Form of Amendment dated April 4, 2004 to the            (1)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and
                   Jefferson National Life Insurance Company.

            (vi)   Form of Amendment dated May 1, 2005 to the              (11)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and
                   Jefferson National Life Insurance Company.

            (vii)  Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and
                   Jefferson National Life Insurance Company.

            (viii) Form of Amendment dated May 1, 2007 to the              (14)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and
                   Jefferson National Life Insurance Company.

            (ix)   Form of Amendment dated May 1, 2009 to the              (16)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and
                   Jefferson National Life Insurance Company.

      (l)   (i)    Form of Participation Agreement dated May 1, 2003 by    (1)
                   and among PIMCO Variable Insurance Trust, PIMCO
                   Advisors Distributors LLC and Jefferson National Life
                   Insurance Company and amended dated April 13, 2004 thereto.

            (ii)   Form of Amendment dated May 1, 2005 to the              (11)
                   Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                   Insurance Company.

            (iii)  Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                   Insurance Company.

            (iv)   Form of Amendment dated May 1, 2008 to the              (15)
                   Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

            (v)    Form of Amendment dated May 1, 2009 to the              (16)
                   Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

            (vi)   Form of amendment dated October 1, 2010 to the          (18)
                   Participation Agreement dated May 1, 2003 among
                   Jefferson National Life Insurance Company, PIMCO
                   Variable Insurance Trust, and Allianz Global
                   Investors Distributors

      (m)   (i)    Form of Participation Agreement dated May 1, 2003       (1)
                   among Pioneer Variable Contract Trust, Jefferson
                   National Life Insurance Company, Pioneer Investment
                   Management, Inc. and Pioneer Funds Distributor, Inc.

            (ii)   Form of Amendment to the Participation Agreement        (11)
                   dated May 1, 2003 among Pioneer Variable Contract
                   Trust, Jefferson National Life Insurance Company,
                   Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (iii)  Form of Amendment to Participation Agreement dated      (13)
                   May 1, 2006 among Pioneer Variable Contract Trust,
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

            (iv)   Form of Amendment to Participation Agreement dated      (15)
                   May 1, 2008 among Pioneer Variable Contract Trust,
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

            (v)    Form of amendment to Participation Agreement dated      (16)
                   May 1, 2009 among Pioneer Variable Contract Trust,
                   Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

      (n)          Form of Participation Agreement dated May 1, 2003 by    (1)
                   and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and
                   Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

            (i)    Form of Amendment to Participation Agreement dated      (13)
                   May 1, 2006 among Royce Capital Fund, Royce &
                   Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

            (ii)   Form of Amendment to Participation Agreement dated      (15)
                   May 1, 2008 among Royce Capital Fund, Royce &
                   Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

      (o)   (i)    Form of Participation Agreement dated March 24, 2000    (9)
                   by and among Conseco Variable Insurance Company,
                   RYDEX Variable Trust and PADCO Financial Services,
                   Inc.

            (ii)   Form of Amendment dated April 13, 2004 to the Form of   (1)
                   Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX
                   Variable Trust and PADCO Financial Services, Inc.

            (iii)  Form of Amendment dated May 1, 2005 to the Form of      (11)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                   RYDEX Variable Trust and PADCO Financial Services,
                   Inc.

            (iv)   Form of Amendment dated May 1, 2006 to the Form of      (13)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                   RYDEX Variable Trust and PADCO Financial Services,
                   Inc.

            (v)    Form of Amendment dated March 31, 2008 to the Form of   (15)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                   RYDEX Variable Trust and Rydex Distributors, Inc.

            (vi)   Form of Amendment dated May 1, 2010 to the Form of      (17)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                   RYDEX Variable Trust and Rydex Distributors, Inc.

            (vii)  Form of amendment dated November 18, 2010 to the Form   (18)
                   of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                   Rydex Variable Trust, and Rydex Distributors.

      (p)   (i)    Form of Participation Agreement dated April 2004        (1)
                   between Jefferson National Life Insurance Company and
                   Citigroup Global Markets Inc.

            (ii)   Form of Amendment dated May 1, 2005 to Form of          (10)
                   Participation Agreement dated April 2004 between
                   Jefferson National Life Insurance Company and
                   Citigroup Global Markets Inc.

            (iii)  Form of Amendment dated April 28, 2007 to Form of       (14)
                   Participation Agreement dated April 2004 between
                   Jefferson National Life Insurance Company and
                   Citigroup Global Markets Inc. (Legg Mason)

      (q)   (i)    Form of Participation Agreement dated May 1, 2000 by    (6)
                   and among Seligman Portfolios, Inc., Seligman
                   Advisors, Inc. and Conseco Variable Insurance Company.

            (ii)   Form of Amendment dated January 31, 2001 to the         (5)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                   Inc. and Conseco Variable Insurance Company.

            (iii)  Form of Amendment dated August 5, 2003 to the           (1)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                   Inc. and Conseco Variable Insurance Company.

            (iv)   Form of Amendment dated 2004 to the Participation       (1)
                   Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (v)    Form of Amendment dated May 1, 2006 to the              (13)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                   Inc. and Jefferson National Life Insurance Company.

            (vi)   Form of Amendment dated March 31, 2008 to the           (15)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                   Inc. and Jefferson National Life Insurance Company.

      (r)   (i)    Form of Participation Agreement dated April 30, 1997    (5)
                   by and among Great American Reserve Insurance
                   Company, Strong Variable Insurance Funds, Inc.,
                   Strong Special Fund II, Inc, Strong Capital
                   Management, Inc. and Strong Funds Distributors, Inc.

            (ii)   Form of Amendment dated December 11, 1997 to            (5)
                   Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,
                   Strong Variable Insurance Funds, Inc., Strong
                   Opportunity Funds II, Inc., Strong Capital
                   Management, Inc. and Strong Funds Distributors, Inc.

            (iii)  Form of Amendment dated December 14, 1999 to            (5)
                   Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                   Variable Insurance Funds, Inc., Strong Opportunity
                   Fund II, Inc., Strong Capital Management, Inc. and
                   Strong Investments, Inc.

            (iv)   Form of Amendment dated March 1, 2001 to                (5)
                   Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                   Variable Insurance Funds, Inc., Strong Opportunity
                   Fund II, Inc., Strong Capital Management, Inc. and
                   Strong Investments, Inc.

            (v)    Form of Amendments dated December 2, 2003 and April5,   (1)
                   2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company,
                   Strong Variable Insurance Funds, Inc., Strong
                   Opportunity Fund II, Inc., Strong Capital Management,
                   Inc. and Strong Investments, Inc.

      (s)   (i)    Form of Participation Agreement dated May 1, 2003       (8)
                   with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

            (ii)   Form of Amendment dated April 6, 2004 to the            (1)
                   Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson
                   National Life Insurance Company.

      (t)   (i)    Form of Participation Agreement dated February 29,      (5)
                   2000 by and among Conseco Variable Insurance Company,
                   Van Eck Worldwide Insurance Trust and Van Eck
                   Associates Corporation.

            (ii)   Form of Amendment dated January 31, 2001 to             (5)
                   Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

            (iii)  Form of Amendment dated January 31, 2001 to             (5)
                   Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

            (iv)   Form of Amendment dated May 1, 2003 to Participation    (8)
                   Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                   Corporation and Jefferson National Life Insurance
                   Company.

            (v)    Form of Amendment dated May 1, 2010 to Participation    (17)
                   Agreement dated March 1, 1995 by and among Van Eck
                   Worldwide Insurance Trust, Van Eck Associates
                   Corporation and Jefferson National Life Insurance
                   Company.

      (u)   (i)    Form of Participation Agreement between Jefferson       (1)
                   National Life Insurance Company, Bisys Fund Services
                   LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

            (ii)   Form of Amendment dated 2004 to the Participation       (1)
                   Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

      (v)   (i)    Form of Participation Agreement between Jefferson       (11)
                   National Life Insurance Company, Wells Fargo Funds
                   Distributor, LLC and Wells Fargo Variable Trust dated
                   April 8, 2005.

            (ii)   Form of Amendment dated May 1, 2006 to Participation    (13)
                   Agreement between Jefferson National Life Insurance
                   Company, Wells Fargo Funds Distributor, LLC and Wells
                   Fargo Variable Trust dated April 8, 2005.

            (iii)  Form of Amendment dated May 1, 2008 to Participation    (15)
                   Agreement between Jefferson National Life Insurance
                   Company, Jefferson National Securities Corporation,
                   Wells Fargo Funds Distributor, LLC and Wells Fargo
                   Variable Trust dated April 8, 2005.

      (w)   (i)    Form of Participation Agreement between Jefferson       (11)
                   National Life Insurance Company, Rafferty Asset
                   Management, LLC and Potomac Insurance Trust dated
                   May 1, 2005.

            (ii)   Form of Amendment dated May 1, 2006 to Participation    (13)
                   Agreement between Jefferson National Life Insurance
                   Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

            (iii)  Form of Amendment dated May 1, 2008 to Participation    (15)
                   Agreement between Jefferson National Life Insurance
                   Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

      (x)   (i)    Form of Participation Agreement between Jefferson       (13)
                   National Life Insurance Company, Alliance Capital
                   Management L.P. and AllianceBernstein Investment
                   Research and Management, Inc. dated May 1, 2006.

            (ii)   Form of Amendment dated March 8, 2008 to Form of        (15)
                   Participation Agreement between Jefferson National
                   Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

      (y)   (i)    Form of Participation Agreement between Northern        (14)
                   Lights Variable Trust and Jefferson National Life
                   Insurance Company dated May 1, 2007

            (ii)   Form of Amended Participation Agreement between         (15)
                   Northern Lights Variable Trust and Jefferson National
                   Life Insurance Company dated March 18, 2008.

      (z)   (i)    Form of Participation Agreement among Jefferson         (17)
                   National Life Insurance Company, Federated Insurance
                   Series and Federated Securities Corp. dated March,
                   2010.

(9)                Opinion and Consent of Counsel.                         (18)

(10)               Consent of Independent Registered Public Accounting     (18)
                   Firm.

(11)               Financial Statements omitted from Item 23 above.        N/A

(12)               Initial Capitalization Agreement.                       N/A

(13)        (i)    Powers of Attorney.                                     (1)

            (ii)   Powers of Attorney - Laurence Greenberg                 (12)

            (iii)  Powers of Attorney - Robert Jefferson                   (13)

            (iv)   Powers of Attorney - Joseph F. Vap                      (16)

            (v)    Powers of Attorney - for Mitchell H. Caplan             (17)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 37 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos.033-02460 and 811-04819) filed electronically on Form N-4 on May 3, 2004 (Accession Number 0001047469-04-015247).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 21 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on
April 22, 2005 (Accession Number 0000930413-05-002841).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 27 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on
April 28, 2006 (Accession Number 0000930413-06-003345).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 28 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on
April 18, 2007 (Accession Number 0000930413-07-003584).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 29 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on
April 16, 2008 (Accession Number 0000891092-08-002103).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 30 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on
April 16, 2009 (Accession Number 0000891092-09-001562).

(17) ) Incorporated herein by reference to Post-Effective Amendment Nos. 31 and 43 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on
April 28, 2010 (Accession Number 0000891092-10-001648).

(18)  Filed herewith.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                      POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                            Director, Chairman of the Board
Tracey Hecht Smilow                       Director
Mitchell H. Caplan                        Director, Chief Executive Officer
Laurence P. Greenberg                     Director, President
Craig A. Hawley (1)                       General Counsel and Secretary
Arlen Gelbard                             Chief Administrative Officer
David Lau (1)                             Chief Operating Officer
Jeff Fritsche                             Tax Director
Michael Girouard                          Chief Investment Officer
Joseph Vap (1)                            Chief Financial Officer and Treasurer
Dean C. Kehler (2)                        Director
Robert Jefferson (3)                      Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                    ----------------------------
                                                        Organizational Chart
                                                    (including Inviva Ownership)
                                                    ----------------------------

-----------   -----------------   -------------------
Inviva, LLC      Inviva, Inc.     Series A, A-2, B, C
 71.6% (1)    Former Employees,    and D Convertible
                  incl ESOP         Preferred Stock
                  28.4% (2)          (3, 4, 5 & 6)
-----------   -----------------   -------------------
    |                 |                    |
    |                 |                    |
    |                 |                    |
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                     Inviva, Inc.                       JNFC ESOP   D. Smilow &   Trimaran Inviva   M. Caplan &   S. Naro   Others
                      39.58% (7)                          10.53%    Affiliates       TRPS, LLC       Affiliates    4.40%     9.69%
                                                                    15.70% (8)       15.42%(9)       4.68% (10)
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
----------------------------------------------------------------------------------------------------------------------------------
                                         Jefferson National Financial Corp. ("JNFC") (DE)
----------------------------------------------------------------------------------------------------------------------------------
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
Jefferson National   Jefferson National      JNF Asset      JNF Advisors, Inc.    148 Advisors, LLC        JNF Insurance
  Life Insurance         Securities       Management, LLC      (Registered          (Registered        Services, Inc. (Third
     Company            Corporation            (DE)         Investment Adviser   Investment Adviser)           Party
 (Insurance Co.)      (Broker/Dealer)                         for JNF Funds)            (DE)               Administrator)
      (TX)                 (DE)                                    (DE)                                        (DE)
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
        |
        |
        |
------------------
435 Management LLC
      (DE)
------------------

------------------------------
Footnotes - see following page
------------------------------

                                                    ----------------------------
                                                        Organizational Chart
                                                    ----------------------------

Footnotes

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. As a result, Smilow & Hecht have more than 70% voting control of Inviva, Inc.

(2) No person individually, directly or beneficially, owns more than 5% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) Inviva, Inc. owns JNFC shares directly (9.89%) and indirectly (29.69%) through its wholly-owned subsidiary JNF Holding Company, Inc. Voting is controlled by JNFC Chairman, David Smilow (see Footnote 1 above). Economics are controlled by certain shareholders of preferred stock, principally JNFC shareholder Trimaran.

(8) Controlled by JNFC Chairman, David Smilow. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

(9)   Controlled by JNFC Board member, Dean Kehler.

(10) Controlled by JNFC CEO, Mitch Caplan. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 9, 2011, the number of The Maxiflex Individual Annuity contracts funded by Jefferson National Life Annuity Account C was 5,258 of which 5,107 were qualified contracts and 151 were non-qualified contracts.

ITEM 28.   INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

       NAME                                POSITIONS AND OFFICES
Craig A. Hawley                      President, General Counsel and Secretary
Robert B. Jefferson*                 Director*
Jon Hurd**                           Financial & Operations Principal

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk,
   NY 11972

   (c) ISC retains no compensation or commissions from the registrant.

                                        COMPENSATION
                            NET             ON
                        UNDERWRITING     REDEMPTION
    NAME OF PRINCIPAL   DISCOUNTS AND        OR        BROKERAGE
       UNDERWRITER       COMMISSIONS   ANNUITIZATION  COMMISSIONS  COMPENSATION
Jefferson National          None           None          None          None
Securities Corporation

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.   REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program ("Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 32 and 44 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 29th day of April, 2011.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan

Title:  CHIEF EXECUTIVE OFFICER

          SIGNATURE                         TITLE                        DATE
/s/ David A. Smilow*           Chairman of the Board                   4/29/2011
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                4/29/2011
Name:  Tracey Hecht Smilow

/s/Mitchell H. Caplan*         Director, Chief Executive Officer       4/29/2011
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*     Director, President                     4/29/2011
Name: Laurence Greenberg

/s/ Timothy D. Rogers*         Chief Financial Officer and Treasurer   4/29/2011
Name: Timothy D. Rogers

/s/ Dean C. Kehler*            Director                                4/29/2011
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                4/29/2011
Name: Robert Jefferson

/s/ Craig A. Hawley*                                                   4/29/2011
Name:  Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX

(8)      (b)    (v)    Form of amendment dated August 10, 2010 to the form of
                       Participation Agreement dated May 1, 2003 by and among
                       AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

(8)      (b)    (vi)   Form of amendment dated September 13, 2010 to the form
                       of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM
                       Distributors, and Jefferson National Life

(8)      (d)    (x)    Form of Amendment October 26, 2010 to the Participation
                       Agreement as of 1997 between Jefferson National Life
                       Insurance Company and American Century Investment
                       Services

(8)      (l)    (vi)   Form of amendment dated October 1, 2010 to the
                       Participation Agreement dated May 1, 2003 among
                       Jefferson National Life Insurance Company, PIMCO
                       Variable Insurance Trust, and Allianz Global Investors
                       Distributors

(8)      (o)    (vii)  Form of amendment dated November 18, 2010 to the Form of
                       Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex
                       Variable Trust, and Rydex Distributors.

(9)                    Opinion and Consent of Counsel.

(10)                   Consent of Independent Registered Public Accounting Firm.